UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	6/30/2013

Item 1 – Reports to Stockholders

The MEDLEY Program

SEMIANNUAL REPORT •  JUNE 30, 2013

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Please note that this document may include prospectus supplements that are separate from and not a part of the semiannual report.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2013

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker	Robert F. O’Donnell
President,	President,
The Prudential Variable Contract Accounts 10 & 11	The Prudential Series Fund

July 31, 2013

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2013

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	1.6%
Apple, Inc.	1.4%
Microsoft Corp.	1.0%
General Electric Co.	0.9%
Johnson & Johnson	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	46.7%
Commercial Mortgage-Backed Securities	14.5%
Sovereigns	5.6%
Residential Mortgage-Backed Securities	5.3%
Collateralized Loan Obligations	3.8%

Equity
Five Largest Holdings	(% of Net Assets	)
MasterCard, Inc. (Class A Stock)	2.7%
Google, Inc. (Class A Stock)	2.6%
Morgan Stanley	2.4%
Amazon.com, Inc.	2.0%
Microsoft Corp.	1.8%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	2.2%
Apple, Inc.	2.0%
Chevron Corp.	1.3%
JPMorgan Chase & Co.	1.3%
AT&T, Inc.	1.2%

Global
Top Five Countries	(% of Net Assets	)
United States	53.4%
United Kingdom	9.9%
Japan	8.2%
Switzerland	4.1%
France	3.8%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	41.3%
U.S. Treasury Securities	34.1%
Commercial Mortgage-Backed Securities	15.8%
U.S. Government Agency Obligations	1.9%
Corporate Bonds	1.0%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	2.7%
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
General Electric Co.	1.6%
Johnson & Johnson	1.6%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	2.7%
Flextronics International Ltd.	2.4%
Noble Energy, Inc.	2.3%
Morgan Stanley	2.3%
MetLife, Inc.	2.2%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.6%
Boeing Co. (The)	32,457	$3,324,895
Rolls-Royce Holdings PLC, ADR (United Kingdom)	18,161	1,581,460
TransDigm Group, Inc.	15,095	2,366,443

		7,272,798

Air Freight & Logistics — 1.0%
FedEx Corp.	16,718	1,648,060

Airlines — 1.9%
United Continental Holdings, Inc.(a)	98,849	3,092,985

Auto Components — 1.8%
Lear Corp.	47,043	2,844,220

Automobiles — 0.5%
General Motors Co.(a)	23,505	782,952

Biotechnology — 1.3%
Gilead Sciences, Inc.(a)	40,572	2,077,692

Capital Markets — 4.5%
Goldman Sachs Group, Inc. (The)	22,999	3,478,599
Morgan Stanley	152,825	3,733,515

		7,212,114

Chemicals — 1.4%
Monsanto Co.	23,294	2,301,447

Commercial Banks — 4.5%
PNC Financial Services Group, Inc.	38,354	2,796,774
Wells Fargo & Co.	105,722	4,363,147

		7,159,921

Communications Equipment — 1.5%
JDS Uniphase Corp.(a)	164,621	2,367,250

Consumer Finance — 1.1%
Capital One Financial Corp.	29,160	1,831,540

Diversified Financial Services — 5.6%
Citigroup, Inc.	65,054	3,120,640
ING US, Inc.(a)	87,377	2,364,422
JPMorgan Chase & Co.	65,942	3,481,078

		8,966,140

Diversified Telecommunication Services — 1.4%
Vivendi SA, ADR (France)	118,019	2,230,559

Electronic Equipment & Instruments — 2.4%
Flextronics International Ltd.(a)	487,574	3,773,823

Electric Utilities — 1.2%
EDP-Energias de Portugal S.A., ADR (Portugal)	57,428	1,846,884

Energy Equipment & Services — 3.1%
Halliburton Co.	60,277	2,514,756
National Oilwell Varco, Inc.	34,190	2,355,691

		4,870,447

Food Products — 4.9%
Bunge Ltd.	40,407	2,859,603
Mondelez International, Inc.	82,668	2,358,518
Tyson Foods, Inc. (Class A Stock)	98,860	2,538,725

		7,756,846

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	18,591	$2,055,607

Healthcare Providers & Services — 3.2%
HCA Holdings, Inc.	65,810	2,373,109
UnitedHealth Group, Inc.	41,203	2,697,972

		5,071,081

Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	61,089	2,094,742
Hyatt Hotels Corp.(a)	43,057	1,737,780
International Game Technology	161,632	2,700,871

		6,533,393

Independent Power Producers & Energy Traders — 1.4%
Calpine Corp.(a)	107,783	2,288,233

Insurance — 2.2%
MetLife, Inc.	77,745	3,557,611

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(a)	8,675	2,408,961
priceline.com, Inc.(a)	2,595	2,146,402

		4,555,363

Internet Software & Services — 3.3%
Google, Inc. (Class A Stock)(a)	2,876	2,531,944
LinkedIn Corp.(a)	15,332	2,733,696

		5,265,640

IT Services — 2.0%
MasterCard, Inc.	5,614	3,225,243

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(a)	17,325	1,296,603

Machinery — 0.9%
SPX Corp.	20,912	1,505,246

Media — 4.6%
Comcast Corp. (Class A Stock)	59,474	2,490,771
Liberty Global, Inc. (Series C)(a)	46,376	3,148,467
Walt Disney Co. (The)	27,678	1,747,866

		7,387,104

Metals & Mining — 1.9%
Goldcorp, Inc.	65,088	1,609,626
Kinross Gold Corp.	291,441	1,486,349

		3,095,975

Multiline Retail — 0.4%
J.C. Penney Co., Inc.(a)	37,207	635,496

Oil, Gas & Consumable Fuels — 11.7%
Anadarko Petroleum Corp.	37,707	3,240,162
Denbury Resources, Inc.(a)	87,516	1,515,777
EOG Resources, Inc.	21,380	2,815,318
Marathon Oil Corp.	82,775	2,862,359
Noble Energy, Inc.	62,348	3,743,374
Occidental Petroleum Corp.	26,598	2,373,340
Suncor Energy, Inc.	73,912	2,179,665

		18,729,995

Personal Products — 1.1%
Avon Products, Inc.	80,111	1,684,734

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 5.1%
Actavis, Inc.(a)	21,102	$2,663,494
Bristol-Myers Squibb Co.	41,208	1,841,585
Novo-Nordisk A/S, ADR (Denmark)	13,419	2,079,542
Shire PLC, ADR (Ireland)	16,742	1,592,332

		8,176,953

Software — 3.4%
Microsoft Corp.	102,978	3,555,830
Salesforce.com, Inc.(a)	47,649	1,819,239

		5,375,069

Specialty Retail — 3.0%
Inditex SA, ADR (Spain)	83,716	2,070,297
TJX Cos. Inc. (The)	52,963	2,651,328

		4,721,625

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(a)	2,136	139,951
Ralph Lauren Corp.	13,067	2,270,261

		2,410,212

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc.(a)	158,570	1,057,662

TOTAL COMMON STOCKS (cost $124,221,384)		156,664,523

RIGHTS	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost $0; purchased 6/30/2010)(a)(b)(c)	1,512	$—

TOTAL LONG-TERM INVESTMENTS (cost $124,221,384)		$156,664,523

	Shares
SHORT-TERM INVESTMENTS — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,228,726)(d)	1,228,726	1,228,726

TOTAL INVESTMENTS — 99.0% (cost $125,450,110)		$157,893,249

OTHER ASSETS, LESS LIABILITIES — 1.0%
Cash		$2,420,025
Interest and Dividends Receivable		76,667
Payable for Pending Capital Transactions		(142,710)
Payable for Securities Purchased		(708,399)

OTHER ASSETS IN EXCESS OF LIABILITIES		1,645,583

NET ASSETS — 100%		$159,538,832

NET ASSETS, representing:
Equity of Participants		$159,561,355
Equity of The Prudential Insurance Company of America		(22,523)

		$159,538,832

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale.

(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$156,664,523	$—	$—
Rights	—	—	—
Affiliated Money Market Mutual Fund	1,228,726	—	—

Total	$157,893,249	$—	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2012	$1,503,733
Realized gain (loss)	(1,590,888)
Change in unrealized appreciation (depreciation)	135,959
Purchases	—
Sales	(48,804)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/2013	$—

Included in the table above, under Level 3 securities, are equity rights, that were fair valued in accordance with the Account’s Committee approved fair valuation procedures. Such rights were acquired through a private placement and the valuation was based on unobservable input.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil, Gas & Consumable Fuels	11.7%
Diversified Financial Services	5.6
Pharmaceuticals	5.1
Food Products	4.9
Media	4.6
Aerospace & Defense	4.6
Capital Markets	4.5
Commercial Banks	4.5
Hotels, Restaurants & Leisure	4.1
Software	3.4
Internet Software & Services	3.3
Healthcare Providers & Services	3.2
Energy Equipment & Services	3.1
Specialty Retail	3.0
Internet & Catalog Retail	2.9
Energy Equipment & Instruments	2.4
Insurance	2.2
IT Services	2.0
Airlines	1.9
Metals & Mining	1.9
Auto Components	1.8

Communications Equipment	1.5%
Textiles, Apparel & Luxury Goods	1.5
Chemicals	1.4
Independent Power Producers & Energy Traders	1.4
Diversified Telecommunication Services	1.4
Biotechnology	1.3
Food & Staples Retailing	1.3
Electric Utilities	1.2
Consumer Finance	1.1
Personal Products	1.1
Air Freight & Logistics	1.0
Machinery	0.9
Life Sciences Tools & Services	0.8
Affiliated Money Market Mutual Fund	0.8
Wireless Telecommunication Services	0.7
Automobiles	0.5
Multiline Retail	0.4

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

The Account invested in derivative instruments (rights offerings) during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At June 30, 2013, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at June 30, 2013 of $0 and are presented in the Statement of Net Assets as such.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2013 are as follows:

For the six months ended June 30, 2013, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2013

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $82,129 foreign withholding tax)	$1,108,068
Affiliated Dividend Income	1,196
Total Income	1,109,264
EXPENSES
Fees Charged to Participants for Investment Management Services	(199,861)
Fees Charged to Participants for Administrative Expenses	(555,257)
Total Expenses .	(755,118)
NET INVESTMENT INCOME	354,146
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	9,648,778
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,805,566
NET GAIN ON INVESTMENTS	16,454,344
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,808,490

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
OPERATIONS
Net Investment Income	$354,146	$1,300,945
Net Realized Gain on Investment Transactions	9,648,778	6,057,458
Net Change In Unrealized Appreciation (Depreciation) on Investments	6,805,566	11,319,558
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,808,490	18,677,961
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,260,530	2,973,827
Withdrawals and Transfers Out	(9,957,618)	(26,372,849)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(8,697,088)	(23,399,022)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(13,619)	(61,443)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,097,783	(4,782,504)
NET ASSETS
Beginning of period	151,441,049	156,223,553
End of period	159,538,832	$151,441,049

Accumulation Unit Values and Equity of Participants as of June 30, 2013
Standard Contract:
Accumulation Unit Value and Equity of Participants, $146,395,935 / 12,508,021 outstanding Accumulation Units	$11.7042

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $2,682,888 / 210,556 outstanding Accumulation Units	$12.7419

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $10,482,532 / 821,690 outstanding Accumulation Units	$12.7573

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR

VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2013						Year Ended December 31, 2012
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.0795		$.0863		$.0864		$.1825	$.1975	$.1976
Expenses
Investment management fee	(.0141)		(.0153)		(.0153)		(.0251)	(.0272)	(.0272)
Administrative expenses	(.0421)		(.0153)		(.0123)		(.0752)	(.0272)	(.0218)
Net Investment Income	.0233		.0557		.0588		.0822	.1431	.1486
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	1.1603		1.2609		1.2623		1.0786	1.1677	1.1686
Net Increase (Decrease) in Accumulation Unit Value	1.1836		1.3166		1.3211		1.1608	1.3108	1.3172
Accumulation Unit Value
Beginning of period	10.5206		11.4253		11.4362		9.3598	10.1145	10.1190
End of period	$11.7042		$12.7419		$12.7573		$10.5206	$11.4253	$11.4362
Total Return**	11.25%		11.52%		11.55%		12.40%	12.96%	13.02%
Ratio of Expenses To Average Net Assets***	1.00	%††	.50	%††	.45	%††	1.00%	.50%	.45%
Ratio of Net Investment Income To Average Net Assets***	.41	%††	.91	%††	.96	%††	.82%	1.32%	1.37%
Portfolio Turnover Rate	34	%†††	34	%†††	34	%†††	44%	44%	44%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	12,508		211		822		13,204	205	891

	Year/Period Ended December 31, 2011				Year Ended December 31,
	Standard Contract	0.50% Contract	0.45% Contract†		2010	2009	2008
Investment Income	$.1448	$.1559	$.1203		$.1531	$.1215	$.1628
Expenses
Investment management fee	(.0250)	(.0270)	(.0200)		(.0227)	(.0186)	(.0226)
Administrative expenses	(.0749)	(.0270)	(.0160)		(.0678)	(.0557)	(.0677)
Net Investment Income	.0449	.1019	.0843		.0626	.0472	.0725
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	(.7945)	(.8579)	(1.5558)		.9846	2.8854	(4.8662)
Net Increase (Decrease) in Accumulation Unit Value	(.7496)	(.7560)	(1.4715)		1.0472	2.9326	(4.7937)
Accumulation Unit Value
Beginning of period	10.1094	10.8705	11.5905		9.0708	6.1382	10.9319
End of period	$9.3598	$10.1145	$10.1190		$10.1180	$9.0708	$6.1382
Total Return**	(7.41)%	(6.95)%	(12.70)%		11.54%	47.78%	(43.85)%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45	%††	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.44%	.94%	1.03	%††	.69%	1.00%	1.01%
Portfolio Turnover Rate	56%	56%	56	%†††	70%	62%	81%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	15,386	205	1,001		18,330	20,072	21,633

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.
†	Inception Date — April 1, 2011.
††	Annualized.
†††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-10 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Account in the preparation of the financial statements.

Securities Valuation:    The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities:    The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

Master Netting Arrangements:    The Account may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Account and the counterparty permits the Account to offset amounts payable by the Account to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Account to cover the Account's exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the year ended by cancelling Units.

Note 4:	Other Transactions with Affiliates

During the six months ended June 30, 2013, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2013, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $52,615,947 and $61,046,801, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, are as follows:

Standard Contracts	Units	Amount
Six Months ended June 30, 2013:
Account units issued	101,297	$1,155,435
Account units redeemed	(797,159)	(9,062,011)

Net increase (decrease) in units outstanding	(695,862)	$(7,906,576)

Year ended December 31, 2012:
Account units issued	277,286	$2,811,067
Account units redeemed	(2,459,701)	(25,011,387)

Net increase (decrease) in units outstanding	(2,182,415)	$(22,200,320)

0.50 % Contracts
Six Months ended June 30, 2013:
Account units issued	8,606	$105,095
Account units redeemed	(3,094)	(37,614)

Net increase (decrease) in units outstanding	5,512	$67,481

Year ended December 31, 2012:
Account units issued	14,985	$162,760
Account units redeemed	(14,614)	(156,993)

Net increase (decrease) in units outstanding	371	$5,767

0.45 % Contracts
Six Months ended June 30, 2013:
Account units issued	—	$—
Account units redeemed	(69,646)	(857,993)

Net increase (decrease) in units outstanding	(69,646)	$(857,993)

Year ended December 31, 2012:
Account units issued	—	$—
Account units redeemed	(109,575)	(1,204,469)

Net increase (decrease) in units outstanding	(109,575)	$(1,204,469)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2013, $93,128 in participant loans were withdrawn from VCA-10 and $51,345 of principal and interest was repaid to VCA-10. For the year ended December 31, 2012, $157,895 in participant loans were withdrawn from VCA-10 and $118,358 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2013, PICA has advised the Account that it received $1,072 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

SHORT-TERM INVESTMENTS — 100.2%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 18.9%
Bank of Montreal 0.273%, 06/18/2014(b)	$400	$400,000
Bank of Nova Scotia 0.273%, 06/19/2014(b)	500	500,000
0.826%, 01/27/2014(b)	300	300,892
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.200%, 09/10/2013	400	400,000
Branch Banking & Trust Co. 0.180%, 08/05/2013	500	500,000
Commonwealth Bank of Australia 0.210%, 09/03/2013	450	450,016
Deutsche Bank AG 0.250%, 07/15/2013	300	300,000
JPMorgan Chase Bank NA 0.330%, 02/18/2014	300	300,000
Rabobank Nederland (NY Branch) 0.260%, 09/12/2013	400	400,050
0.270%, 07/08/2013	355	355,006
Royal Bank of Canada (NY Branch) 0.328%, 07/11/2013(b)	400	400,000
Sumitomo Mitsui Banking Corp. 0.230%, 09/12/2013	500	500,000
Svenska Handelsbanken AB 0.215%, 08/26/2013	450	450,003
Toronto-Dominion Bank 0.276%, 07/26/2013(b)	350	350,000
Wells Fargo Bank NA 0.193%, 12/06/2013(b)	400	400,000

		6,005,967

Commercial Paper — 15.3%
ABN AMRO Funding USA LLC, 144A 0.270%, 09/04/2013(a)	300	299,849
DNB Bank ASA, 144A 0.356%, 01/22/2014(b)	300	300,000
0.422%, 09/20/2013(b)	400	400,000
Electricite de France, 144A 0.220%, 07/18/2013(b)	250	249,971
HSBC Bank PLC, 144A 0.344%, 01/31/2014(b)	400	400,000
ING (U.S.) Funding LLC, 0.260%, 07/30/2013(a)	300	299,933
International Bank for Reconstruction & Development 0.120%, 08/05/2013(a)	400	399,951
JPMorgan Chase & Co. 0.294%, 09/03/2013(b)	500	500,000
Nestle Capital Corp., 144A 0.200%, 09/06/2013(a)	300	299,885
Nordea Bank AB, 144A 0.230%, 11/21/2013(a)	300	299,722
Schlumberger Investment SA, 144A 0.150%, 09/19/2013(a)	400	399,863
State Street Corp. 0.160%, 09/05/2013(a)	500	499,849

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
Commercial Paper (continued)
U.S. Bank National Association 0.150%, 07/01/2013(a)	$500	$500,000

		4,849,023

Other Instruments – Corporate Bonds — 15.2%
Bank of New York Mellon Corp., Sr. Unsec’d. Notes, MTN 5.125%, 08/27/2013	769	775,113
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 1.273%, 09/23/2013(b)	675	676,252
HSBC Bank PLC., Sr. Unsec’d. Notes, 144A 1.078%, 01/17/2014(b)	395	396,556
International Bank for Reconstruction & Development.,Sr. Unsec’d. Notes 0.500%, 11/26/2013	300	300,436
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN 0.427%, 07/15/2013(b)	500	500,038
New York Life Global Funding., Sec’d. Notes, 144A 1.850%, 12/13/2013	300	302,061
Toronto Dominion Bank, Sr. Unsec’d. Notes, MTN 0.724%, 11/01/2013(b)	300	300,484
Total Capital Canada Ltd., Sr. Unsec’d. Notes 0.658%, 01/17/2014(b)	300	300,693
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.356%, 07/19/2013(b)	500	500,049
Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.278%, 04/07/2014(b)	300	300,000
Westpac Banking Corp., Sr. Unsec’d. Notes, 144A 1.006%, 03/31/2014(b)	450	452,314

		4,803,996

U.S. Government Agency Obligations — 31.2%
Federal Farm Credit Bank 0.145%, 07/29/2013(a)	400	399,994
Federal Home Loan Bank 0.079%, 07/31/2013(a)	500	499,965
0.082%, 08/16/2013(a)	500	499,945
0.088%, 09/18/2013(a)	300	299,941
0.090%, 11/26/2013	500	499,954
0.093%, 09/19/2013(b)	500	499,970
0.102%, 09/27/2013(a)	400	399,898
0.110%, 09/25/2013(a)	400	399,892
0.145%, 11/26/2013(b)	500	499,959
Federal Home Loan Mortgage Corp. 0.100%, 07/01/2013(a)	500	499,997
0.100%, 07/12/2013(a)	1,000	999,964
0.120%, 08/12/2013(a)	520	519,924
0.133%, 09/13/2013(b)	120	119,990

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Agency Obligations (continued)
Federal National Mortgage Association 0.080%, 08/19/2013(a)	$500	$499,943
0.110%, 07/23/2013(a)	300	299,978
0.120%, 08/15/2013(a)	500	499,922
0.130%, 08/19/2013(a)	1,000	999,816
0.500%, 08/09/2013	500	500,204
0.183%, 08/12/2013(b)	500	500,019
1.000%, 09/23/2013	300	300,600
3.875%, 07/12/2013	130	130,172

		9,870,047

U.S. Treasury Obligations — 9.2%
U.S. Treasury Notes 0.125%, 09/30/2013	500	499,985
0.250%, 10/31/2013	1,100	1,100,510
0.250%, 01/31/2014	300	300,244
0.500%, 11/15/2013	1,000	1,001,553

		2,902,292

Repurchase Agreements(c) — 10.4%
Deutsche Bank Securities, Inc. 0.250%, dated 06/28/2013, due 07/01/2013 in the amount of $494,010 (cost $494,000)	494	494,000
Goldman Sachs & Co. 0.070%, dated 06/27/2013, due 07/11/2013 in the amount of $1,100,030 (cost $1,100,000)(d)	1,100	1,100,000
Merrill Lynch & Co., Inc. 0.050%, dated 06/26/2013, due 07/03/2013 in the amount of $600,006 (cost $600,000)	600	600,000
Merrill Lynch & Co., Inc. 0.150%, dated 04/30/2013, due 07/01/2013 in the amount of $500,129 (cost $500,000)	500	500,000
Morgan Stanley & Co., Inc. 0.050%, dated 06/26/2013, due 07/03/2013 in the amount of $616,006 (cost $616,000)	616	616,000

		3,310,000

SHORT-TERM INVESTMENTS (continued)	Value (Note 2)
TOTAL INVESTMENTS — 100.2% (cost $31,741,325)	$31,741,325

LIABILITIES LESS, OTHER ASSETS — (0.2)%
Interest Receivable	$25,678
Cash	2,234
Payable for Pending Capital Transactions	(80,760)

LIABILITIES IN EXCESS OF OTHER ASSETS	(52,848)

NET ASSETS — 100%	$31,688,477

NET ASSETS, representing:
Equity of Participants	$31,691,016
Equity of The Prudential Insurance Company of America	(2,539)

$31,688,477

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(c)	Repurchase Agreements are collateralized by FHLMC (coupon rates 3.50%-10.50%, maturity dates 10/01/13-06/01/42), FNMA (coupon rates 2.00%-10.50%, maturity dates 09/01/13-03/01/43), and U.S. Treasury Securities (coupon rates 0.00%-0.25%, maturity dates 07/05/13-10/15/15), with the aggregate value, including accrued interest, of $3,383,577.

(d)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2013

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	6,005,967	$—
Commerical Paper	—	4,849,023	—
Other Instruments – Corporate Bonds	—	4,803,996	—
U.S. Government Agency Obligations	—	9,870,047	—
U.S. Treasury Obligations	—	2,902,292	—
Repurchase Agreements	—	3,310,000	—

Total	$—	$31,741,325	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 was as follows:

U.S. Government Agency Obligations	31.2%
Certificates of Deposit	18.9
Commercial Paper	15.3
Other Instruments – Corporate Bonds	15.2
Repurchase Agreements	10.4
U.S. Treasury Obligations	9.2

100.2
Liabilities in excess of other assets	(0.2)

100.0%

The Account invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Repurchase Agreements	$3,310,000	$ —	$—	$3,310,000
Collateral Amounts Pledged/(Received):
Repurchase Agreements				(3,310,000)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2013

INVESTMENT INCOME
Unaffiliated Interest Income	$32,403
EXPENSES
Fees Charged to Participants for Investment Management Services	(41,001)
Fees Charged to Participants for Administrative Expenses	(114,716)
Total Expenses	(155,717)
NET INVESTMENT LOSS	(123,314)
Realized Gain on Investment Transactions	414
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(122,900)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
OPERATIONS
Net Investment Loss	$(123,314)	$(258,446)
Net Realized Gain on Investment Transactions	414	1,006
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(122,900)	(257,440)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,155,433	3,107,940
Withdrawals and Transfers Out	(3,536,948)	(7,172,202)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,381,515)	(4,064,262)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(1,882)	(18,000)
TOTAL DECREASE IN NET ASSETS	(2,506,297)	(4,339,702)
NET ASSETS
Beginning of period	34,194,774	38,534,476
End of period	$31,688,477	$34,194,774

Accumulation Unit Values and Equity of Participants as of June 30, 2013
Standard Contract:
Accumulation Unit Value and Equity of Participants, $28,579,044 / 8,759,534 outstanding Accumulation Units	$3.2626

0.50% Contract:
Accumulation Unit Value and Equity of Participants, $1,700,559 / 482,826 outstanding Accumulation Units	$3.5221

0.45% Contract:
Accumulation Unit Value and Equity of Participants, $1,411,413 / 400,248 outstanding Accumulation Units	$3.5263

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2013						Year Ended December 31, 2012
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract
Investment Income	$.0033		$.0035		$.0036		$.0081	$.0085	$.0086
Expenses
Investment management fee	(.0040)		(.0043)		(.0044)		(.0083)	(.0088)	(.0088)
Administrative expenses	(.0121)		(.0043)		(.0035)		(.0246)	(.0088)	(.0071)
Net Investment Loss	(.0128)		(.0051)		(.0043)		(.0248)	(.0091)	(.0073)
Capital Changes
Net realized gain (loss) on investment transactions	.0000	††	.0000	††	.0000	††	.0001	.0001	.0001
Net Decrease in Accumulation Unit Value	(.0128)		(.0051)		(.0043)		(.0247)	(.0090)	(.0072)
Accumulation Unit Value
Beginning of period	3.2754		3.5272		3.5306		3.3001	3.5362	3.5378
End of period	$3.2626		$3.5221		$3.5263		$3.2754	$3.5272	$3.5306
Total Return**	(.39)%		(.14)%		(.12)%		(.75)%	(.25)%	(.20)%
Ratio of Expenses To Average Net Assets***	1.00	%†††	.50	%†††	.45	%†††	1.00%	.50%	.45%
Ratio of Net Investment Loss To Average Net Assets***	(.79	)%†††	(.30	)%†††	(.25	)%†††	(.75)%	(.26)%	(.21)%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	8,760		483		400		9,435	500	433

	Year/Period Ended December 31, 2011				Year Ended December 31,
	Standard Contract	0.50% Contract	0.45% Contract†		2010	2009	2008
Investment Income	$.0070	$.0073	$.0051		$.0136	$.0239	$.1010
Expenses
Investment management fee	(.0083)	(.0088)	(.0067)		(.0083)	(.0084)	(.0083)
Administrative expenses	(.0248)	(.0088)	(.0053)		(.0249)	(.0251)	(.0250)
Net Investment Income (Loss)	(.0261)	(.0103)	(.0069)		(.0196)	(.0096)	.0677
Capital Changes
Net realized gain (loss) on investment transactions	.0001	.0001	.0000	††	—	—	—
Net Increase (Decrease) in Accumulation Unit Value	(.0260)	(.0102)	(.0069)		(.0196)	(.0096)	.0677
Accumulation Unit Value
Beginning of period	3.3261	3.5464	3.5447		3.3520	3.3616	3.2939
End of period	$3.3001	$3.5362	$3.5378		$3.3324	$3.3520	$3.3616
Total Return**	(.78)%	(.29)%	(.19)%		(.58)%	(.29)%	2.06%
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45	%†††	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.79)%	(.29)%	(.23	)%†††	(.71)%	(.30)%	2.00%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	10,650	495	458		12,886	14,777	16,736

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.
†	Inception Date — April 1, 2011.
††	Less than $.00005.
†††	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-11 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-11 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Account in the preparation of the financial statements.

Securities Valuations:    The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad levels hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Master Netting Arrangements:    The Account may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Account and the counterparty permits the Account to offset amounts payable by the Account to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Account to cover the Account’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforcable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right to set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

VCA-11 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, are as follows:

Standard Contract	Units	Amount
Six Months ended June 30,2013:
Account units issued	324,166	$1,060,020
Account units redeemed	(999,428)	(3,266,364)

Net increase (decrease) in units outstanding	(675,262)	$(2,206,344)

Year ended December 31, 2012:
Account units issued	887,322	$2,918,023
Account units redeemed	(2,102,783)	(6,912,097)

Net increase (decrease) in units outstanding	(1,215,461)	$(3,994,074)

0.50% Contract
Six Months ended June 30,2013:
Account units issued	27,066	$95,413
Account units redeemed	(43,764)	(154,263)

Net increase (decrease) in units outstanding	(16,698)	$(58,850)

Year ended December 31, 2012:
Account units issued	53,782	$189,917
Account units redeemed	(49,096)	(173,383)

Net increase (decrease) in units outstanding	4,686	$16,534

0.45% Contract
Six Months ended June 30, 2013:
Account units issued	—	$—
Account units redeemed	(32,965)	(116,321)

Net increase (decrease) in units outstanding	(32,965)	$(116,321)

Year ended December 31, 2012:
Account units issued	—	$—
Account units redeemed	(24,532)	(86,722)

Net increase (decrease) in units outstanding	(24,532)	$(86,722)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2013, $27,320 in participant loans were withdrawn from VCA-11 and $93,529 of principal and interest was repaid to VCA-11. For the year ended December 31, 2012, $81,187 in participant loans were withdrawn from VCA-11 and $105,887 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2013, PICA has advised the Account that it received $465 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,061.90	0.58%	$2.97
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Diversified Bond (Class I)	Actual	$1,000.00	$974.30	0.44%	$2.15
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$1,114.90	0.47%	$2.46
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$1,112.50	0.87%	$4.56
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Flexible Managed (Class I)	Actual	$1,000.00	$1,078.80	0.63%	$3.25
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$1,089.40	0.84%	$4.35
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Government Income (Class I)	Actual	$1,000.00	$977.80	0.48%	$2.35
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Stock Index (Class I)	Actual	$1,000.00	$1,136.30	0.32%	$1.69
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 57.8%	Shares	Value (Note 2)
Aerospace & Defense — 1.5%
BAE Systems PLC (United Kingdom)	54,472	$317,219
Boeing Co. (The)	60,900	6,238,596
European Aeronautic Defense and Space Co. NV (Netherlands)	7,737	413,933
General Dynamics Corp.	31,700	2,483,061
Honeywell International, Inc.	70,512	5,594,422
L-3 Communications Holdings, Inc.	9,000	771,660
Lockheed Martin Corp.	24,000	2,603,040
Meggitt PLC (United Kingdom)	4,146	32,665
Northrop Grumman Corp.	22,962	1,901,254
Precision Castparts Corp.	12,900	2,915,529
Raytheon Co.	28,700	1,897,644
Rockwell Collins, Inc.	14,000	887,740
Safran SA (France)	1,207	63,013
Textron, Inc.	23,100	601,755
Thales SA (France)	8,280	386,375
United Technologies Corp.	76,200	7,082,028

		34,189,934

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	14,600	822,126
Deutsche Post AG (Germany)	4,765	118,257
Expeditors International of Washington, Inc.	18,600	706,986
FedEx Corp.	27,500	2,710,950
United Parcel Service, Inc. (Class B Stock)	66,400	5,742,272

		10,100,591

Airlines — 0.1%
Deutsche Lufthansa AG (Germany)*	1,160	23,499
easyJet PLC (United Kingdom)	13,645	268,957
International Consolidated Airlines Group SA (United Kingdom)*	4,783	19,203
Ryanair Holdings PLC (Ireland), ADR	8,300	427,699
Southwest Airlines Co.	67,800	873,942

		1,613,300

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	1,000	38,182
BorgWarner, Inc.*(a)	10,200	878,730
Bridgestone Corp. (Japan)	3,300	112,531
CIE Generale des Etablissements Michelin (Class B Stock) (France)	940	84,050
Delphi Automotive PLC	26,100	1,323,009
Denso Corp. (Japan)	2,600	122,234
Goodyear Tire & Rubber Co. (The)*	28,000	428,120
Johnson Controls, Inc.	62,000	2,218,980
Koito Manufacturing Co. Ltd. (Japan)	1,000	19,063
Sumitomo Rubber Industries Ltd. (Japan)	900	14,692
Toyoda Gosei Co. Ltd. (Japan)	3,400	83,129
Toyota Boshoku Corp. (Japan)	22,200	319,207

		5,641,927

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	2,802	244,547
Daihatsu Motor Co. Ltd. (Japan)	1,000	18,941

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Daimler AG (Germany)	265	$15,998
Fiat SpA (Italy)*(a)	61,401	428,210
Ford Motor Co.	355,585	5,500,900
Fuji Heavy Industries Ltd. (Japan)	20,000	493,885
General Motors Co.*(a)	69,700	2,321,707
Harley-Davidson, Inc.	19,800	1,085,436
Honda Motor Co. Ltd. (Japan)	600	22,290
Isuzu Motors Ltd. (Japan)	7,000	47,852
Mazda Motor Corp. (Japan)*	14,000	55,348
Nissan Motor Co. Ltd. (Japan)	1,300	13,029
Peugeot SA (France)*	2,075	17,114
Renault SA (France)	2,419	162,937
Suzuki Motor Corp. (Japan)	14,600	336,535
Toyota Motor Corp. (Japan)	14,100	850,481
Volkswagen AG (Germany)	152	29,552

		11,644,762

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	830	74,727
Asahi Group Holdings Ltd. (Japan)	1,800	44,589
Beam, Inc.	14,000	883,540
Brown-Forman Corp. (Class B Stock)	13,650	922,058
Carlsberg A/S (Denmark) (Class B Stock)	528	47,212
Coca-Cola Co. (The)	349,500	14,018,445
Coca-Cola Enterprises, Inc.	28,400	998,544
Constellation Brands, Inc. (Class A Stock)*	13,000	677,560
Diageo PLC (United Kingdom)	11,409	327,170
Dr Pepper Snapple Group, Inc.	19,900	914,007
Heineken Holding NV (Netherlands)	5,808	325,517
Heineken NV (Netherlands)	1,193	75,936
Kirin Holdings Co. Ltd. (Japan)	5,000	78,321
Molson Coors Brewing Co. (Class B Stock)	13,300	636,538
Monster Beverage Corp.*(a)	13,200	802,164
PepsiCo, Inc.	139,107	11,377,562

		32,203,890

Biotechnology — 1.1%
Actelion Ltd. (Switzerland)	5,706	343,716
Alexion Pharmaceuticals, Inc.*	17,700	1,632,648
Amgen, Inc.	68,587	6,766,794
Biogen Idec, Inc.*	21,390	4,603,128
Celgene Corp.*	39,900	4,664,709
CSL Ltd. (Australia)	4,312	242,844
Gilead Sciences, Inc.*(a)	137,600	7,046,496
Regeneron Pharmaceuticals, Inc.*	6,600	1,484,208

		26,784,543

Building Products
Geberit AG (Switzerland)	170	42,113
Masco Corp.	33,500	652,915
TOTO Ltd. (Japan)	2,000	20,336

		715,364

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	5,049	25,925
Aberdeen Asset Management PLC (United Kingdom)	57,478	334,504

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Ameriprise Financial, Inc.	19,320	$1,562,602
Bank of New York Mellon Corp. (The)	108,158	3,033,832
BlackRock, Inc.	11,400	2,928,090
Charles Schwab Corp. (The)(a)	95,250	2,022,158
Daiwa Securities Group, Inc. (Japan)	9,000	75,374
E*TRADE Financial Corp.*	25,520	323,083
Franklin Resources, Inc.	12,500	1,700,250
Goldman Sachs Group, Inc. (The)	40,900	6,186,125
Hargreaves Lansdown PLC (United Kingdom)	1,262	17,046
Invesco Ltd.	39,400	1,252,920
Legg Mason, Inc.(a)	10,200	316,302
Morgan Stanley	129,780	3,170,525
Nomura Holdings, Inc. (Japan)	19,600	144,271
Northern Trust Corp.	20,700	1,198,530
Partners Group Holding AG (Switzerland)	91	24,632
Schroders PLC (United Kingdom)	5,829	193,506
State Street Corp.	43,200	2,817,072
T. Rowe Price Group, Inc.	23,100	1,689,765
UBS AG (Switzerland)	2,991	50,769

		29,067,281

Chemicals — 1.4%
Air Products & Chemicals, Inc.	19,000	1,739,830
Air Water, Inc. (Japan)	1,000	14,058
Airgas, Inc.	6,700	639,582
Asahi Kasei Corp. (Japan)	7,000	46,187
BASF SE (Germany)	7,899	704,536
CF Industries Holdings, Inc.	5,700	977,550
Daicel Corp. (Japan)	37,000	323,379
Denki Kagaku Kogyo KK (Japan)	2,000	7,240
Dow Chemical Co. (The)	108,131	3,478,574
E.I. du Pont de Nemours & Co.	84,420	4,432,050
Eastman Chemical Co.	13,500	945,135
Ecolab, Inc.	23,600	2,010,484
EMS-Chemie Holding AG (Switzerland)	44	13,032
FMC Corp.	11,500	702,190
International Flavors & Fragrances, Inc.	8,200	616,312
JSR Corp. (Japan)	1,000	20,234
K+S AG (Germany)	5,361	198,126
Kaneka Corp. (Japan)	1,000	6,594
Kansai Paint Co. Ltd. (Japan)	1,000	12,765
Kuraray Co. Ltd. (Japan)	23,100	323,751
LyondellBasell Industries NV (Class A Stock)	33,700	2,232,962
Mitsubishi Chemical Holdings Corp. (Japan)	7,500	35,150
Mitsubishi Gas Chemical Co., Inc. (Japan)	2,000	14,663
Monsanto Co.	48,094	4,751,687
Mosaic Co. (The)	26,100	1,404,441
Nitto Denko Corp. (Japan)	900	57,722
PPG Industries, Inc.	13,600	1,991,176
Praxair, Inc.	26,600	3,063,256
Sherwin-Williams Co. (The)	7,600	1,342,160

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. (Japan)	1,700	$112,515
Showa Denko KK (Japan)	8,000	10,551
Sigma-Aldrich Corp.	10,700	859,852
Syngenta AG (Switzerland)	951	370,851
Yara International ASA (Norway)	7,921	315,882

		33,774,477

Commercial Banks — 1.9%
Aozora Bank Ltd. (Japan)	114,000	356,030
Australia & New Zealand Banking Group Ltd. (Australia)	26,164	679,203
Banco Santander SA (Spain)	17,304	110,732
Bank Hapoalim BM (Israel)*	71,422	322,327
Bank of East Asia Ltd. (Hong Kong)	6,600	23,624
Bank of Yokohama Ltd. (The) (Japan)	6,000	30,952
BB&T Corp.	62,800	2,127,664
BNP Paribas SA (France)	827	45,274
Chiba Bank Ltd. (The) (Japan)	4,000	27,292
Comerica, Inc.	17,400	693,042
Commonwealth Bank of Australia (Australia).	12,921	813,330
DBS Group Holdings Ltd. (Singapore)	1,000	12,168
DNB ASA (Norway)	5,288	76,711
Fifth Third Bancorp	81,621	1,473,259
Fukuoka Financial Group, Inc. (Japan)	2,000	8,506
HSBC Holdings PLC (United Kingdom)	68,098	704,965
Huntington Bancshares, Inc.	78,236	616,500
Iyo Bank Ltd. (The) (Japan)	1,000	9,558
KeyCorp	89,100	983,664
M&T Bank Corp.(a)	11,400	1,273,950
Mitsubishi UFJ Financial Group, Inc. (Japan)	104,100	642,908
Mizuho Financial Group, Inc. (Japan)	200,100	415,546
National Australia Bank Ltd. (Australia)	12,372	334,663
Nordea Bank AB (Sweden)	14,475	161,646
Oversea-Chinese Banking Corp. Ltd. (Singapore)	14,000	110,056
PNC Financial Services Group, Inc.	46,733	3,407,770
Regions Financial Corp.	129,603	1,235,117
Resona Holdings, Inc. (Japan)	9,900	48,215
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	22,465	214,474
Standard Chartered PLC (United Kingdom)	1,107	24,034
Sumitomo Mitsui Financial Group, Inc. (Japan)	13,600	622,513
SunTrust Banks, Inc.	48,500	1,531,145
Suruga Bank Ltd. (Japan)	1,000	18,134
Svenska Handelsbanken AB (Sweden) (Class A Stock)	6,570	263,223
Swedbank AB (Sweden) (Class A Stock)	18,751	429,483
U.S. Bancorp	169,985	6,144,958
Wells Fargo & Co.	447,164	18,454,458
Westpac Banking Corp. (Australia)	27,859	731,438
Yamaguchi Financial Group, Inc. (Japan)	1,000	9,839

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Zions Bancorporation(a)	15,550	$449,084

		45,637,455

Commercial Services & Supplies — 0.3%
ADT Corp. (The)(a)	21,000	836,850
Avery Dennison Corp.	10,200	436,152
Cintas Corp.(a)	8,900	405,306
DAI Nippon Printing Co. Ltd. (Japan)	32,000	291,993
Iron Mountain, Inc.	15,685	417,378
Pitney Bowes, Inc.(a)	20,700	303,876
Republic Services, Inc.	28,565	969,496
Secom Co. Ltd. (Japan)	1,100	59,808
Stericycle, Inc.*	6,900	761,967
Toppan Printing Co. Ltd. (Japan)	3,000	20,811
Tyco International Ltd.	42,000	1,383,900
Waste Management, Inc.	40,342	1,626,993

		7,514,530

Communications Equipment — 1.1%
AAC Technologies Holdings, Inc. (Hong Kong)	34,500	193,561
Cisco Systems, Inc.	482,600	11,732,006
F5 Networks, Inc.*	7,000	481,600
Harris Corp.	9,400	462,950
JDS Uniphase Corp.*	21,475	308,811
Juniper Networks, Inc.*	48,100	928,811
Motorola Solutions, Inc.	25,389	1,465,707
QUALCOMM, Inc.	155,900	9,522,372

		25,095,818

Computers & Peripherals — 2.1%
Apple, Inc.	85,120	33,714,330
Dell, Inc.	136,900	1,827,615
EMC Corp.	188,250	4,446,465
Hewlett-Packard Co.	179,848	4,460,230
NEC Corp. (Japan)	131,000	286,871
NetApp, Inc.*	34,000	1,284,520
SanDisk Corp.*	22,100	1,350,310
Seagate Technology PLC	32,100	1,439,043
Western Digital Corp.	21,200	1,316,308

		50,125,692

Construction & Engineering — 0.1%
Bouygues SA (France)	1,016	25,889
Ferrovial SA (Spain)	21,394	341,554
Fluor Corp.	15,700	931,167
Hochtief AG (Germany)	162	10,553
Jacobs Engineering Group, Inc.*	12,700	700,151
JGC Corp. (Japan)	1,000	36,013
Koninklijke Boskalis Westminster NV (Netherlands)	397	14,462
Quanta Services, Inc.*	16,700	441,882
Vinci SA (France)	9,112	457,061

		2,958,732

Construction Materials
HeidelbergCement AG (Germany)	722	48,374
Imerys SA (France)	173	10,622
Vulcan Materials Co.	11,600	561,556

		620,552

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance — 0.6%
American Express Co.	88,300	$6,601,308
Capital One Financial Corp.	51,561	3,238,546
Discover Financial Services	46,940	2,236,222
SLM Corp.	43,000	982,980

		13,059,056

Containers & Packaging — 0.1%
Ball Corp.	13,200	548,328
Bemis Co., Inc.	11,300	442,282
MeadWestvaco Corp.	16,514	563,293
Owens-Illinois, Inc.*	13,500	375,165
Sealed Air Corp.	17,100	409,545

		2,338,613

Distributors — 0.1%
Genuine Parts Co.	14,200	1,108,594

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*(a)	8,800	155,936
H&R Block, Inc.	27,100	752,025

		907,961

Diversified Financial Services — 2.2%
Bank of America Corp.	975,721	12,547,772
Citigroup, Inc.	275,585	13,219,812
CME Group, Inc.	29,200	2,218,616
Industrivarden AB (Sweden) (Class C Stock)	17,104	285,610
IntercontinentalExchange, Inc.*(a)	6,500	1,155,440
Investor AB (Sweden) (Class B Stock)	13,747	368,981
Japan Exchange Group, Inc. (Japan)	2,600	262,618
JPMorgan Chase & Co.	347,245	18,331,064
Leucadia National Corp.	23,400	613,548
McGraw Hill Financial, Inc.	24,000	1,276,560
Moody’s Corp.	17,000	1,035,810
NASDAQ OMX Group, Inc. (The)	11,600	380,364
NYSE Euronext	24,000	993,600
ORIX Corp. (Japan)	11,900	162,396

		52,852,191

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	497,568	17,613,907
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	10,063	13,379
BT Group PLC (United Kingdom)	79,584	373,629
CenturyLink, Inc.	56,036	1,980,873
Deutsche Telekom AG (Germany)	41,969	488,960
Frontier Communications Corp.	78,990	319,910
Koninklijke KPN NV (Netherlands)	17,213	35,713
Nippon Telegraph & Telephone Corp. (Japan)	9,200	479,512
Orange SA (France)	9,735	92,184
TDC A/S (Denmark)	23,436	189,939
Telecom Italia SpA-RSP (Italy)	272,577	151,963
Telenor ASA (Norway)	3,563	70,772
Telstra Corp. Ltd. (Australia)	22,399	97,379
Verizon Communications, Inc.	260,376	13,107,328
Windstream Corp.	57,357	442,223
Ziggo NV (Netherlands)	894	35,909

		35,493,580

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities — 1.1%
American Electric Power Co., Inc.	43,960	$1,968,529
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	3,000	19,990
Chubu Electric Power Co., Inc. (Japan)	3,400	48,161
Chugoku Electric Power Co., Inc. (The) (Japan)	1,500	23,520
Duke Energy Corp.	64,261	4,337,618
Edison International	30,000	1,444,800
Electricite de France SA (France)	7,749	179,827
Energias de Portugal SA (Portugal)	106,591	343,835
Entergy Corp.	16,600	1,156,688
Exelon Corp.	76,513	2,362,722
FirstEnergy Corp.	37,406	1,396,740
Fortum OYJ (Finland)	2,354	44,098
Hokkaido Electric Power Co., Inc. (Japan)*	900	12,282
Hokuriku Electric Power Co. (Japan)	900	14,122
Iberdrola SA (Spain)	36,056	190,541
Kansai Electric Power Co., Inc. (The) (Japan)*	3,600	49,278
Kyushu Electric Power Co., Inc. (Japan)*	2,200	33,157
NextEra Energy, Inc.	38,200	3,112,536
Northeast Utilities	28,700	1,205,974
Pepco Holdings, Inc.(a)	20,000	403,200
Pinnacle West Capital Corp.	10,500	582,435
PPL Corp.	52,100	1,576,546
Shikoku Electric Power Co., Inc. (Japan)*	900	16,252
Southern Co.	78,400	3,459,792
Tohoku Electric Power Co., Inc. (Japan)*	2,400	29,966
Tokyo Electric Power Co., Inc. (Japan)*	7,800	40,266
Xcel Energy, Inc.	44,310	1,255,745

		25,308,620

Electrical Equipment — 0.4%
Alstom SA (France)	1,114	36,543
Eaton Corp. PLC	41,137	2,707,226
Emerson Electric Co.	64,200	3,501,468
Fuji Electric Co. Ltd. (Japan)	10,000	35,161
Rockwell Automation, Inc.	11,800	981,052
Roper Industries, Inc.	8,700	1,080,714
Schneider Electric SA (France)	1,463	106,252

		8,448,416

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,600	1,059,984
Corning, Inc.	138,500	1,970,855
FLIR Systems, Inc.	15,600	420,732
FUJIFILM Holdings Corp. (Japan)	2,400	52,785
Hoya Corp. (Japan)	2,300	47,307
Jabil Circuit, Inc.	13,900	283,282
Keyence Corp. (Japan)	200	63,722
Molex, Inc.	13,000	381,420
Murata Manufacturing Co. Ltd. (Japan)	1,100	83,671
Omron Corp. (Japan)	1,100	32,794

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	38,100	$1,735,074
Yaskawa Electric Corp. (Japan)	1,000	12,137

		6,143,763

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	38,798	1,789,751
Cameron International Corp.*	22,500	1,376,100
Diamond Offshore Drilling, Inc.	6,000	412,740
Ensco PLC (Class A Stock)	20,500	1,191,460
FMC Technologies, Inc.*	21,800	1,213,824
Halliburton Co.	83,300	3,475,276
Helmerich & Payne, Inc.	10,700	668,215
Nabors Industries Ltd.	27,700	424,087
National Oilwell Varco, Inc.	37,900	2,611,310
Noble Corp.	22,100	830,518
Rowan Cos. PLC (Class A Stock)*	9,600	327,072
Schlumberger Ltd.	121,318	8,693,648
Transocean Ltd. (Switzerland)	1,865	89,552

		23,103,553

Food & Staples Retailing — 1.4%
Carrefour SA (France)	3,194	87,728
Casino Guichard Perrachon SA (France)	3,513	329,187
Costco Wholesale Corp.	39,000	4,312,230
CVS Caremark Corp.	113,048	6,464,085
Delhaize Group SA (Belgium)	7,504	463,913
J Sainsbury PLC (United Kingdom)	64,401	348,080
Kesko OYJ (Finland) (Class B Stock)	338	9,389
Koninklijke Ahold NV (Netherlands)	5,309	78,960
Kroger Co. (The)	50,746	1,752,767
Safeway, Inc.(a)	22,300	527,618
Seven & I Holdings Co. Ltd. (Japan)	600	21,974
Sysco Corp.	53,200	1,817,312
Walgreen Co.	76,100	3,363,620
Wal-Mart Stores, Inc.	152,200	11,337,378
Whole Foods Market, Inc.	29,600	1,523,808
WM Morrison Supermarkets PLC (United Kingdom)	85,386	339,877
Woolworths Ltd. (Australia)	1,027	30,765

		32,808,691

Food Products — 1.0%
Archer-Daniels-Midland Co.	60,226	2,042,264
Associated British Foods PLC (United Kingdom)	13,755	362,860
Campbell Soup Co.(a)	15,000	671,850
ConAgra Foods, Inc.	38,600	1,348,298
Danone SA (France)	2,978	224,148
General Mills, Inc.	58,500	2,839,005
Golden Agri-Resources Ltd. (Singapore)	39,000	17,169
Hershey Co. (The)	13,900	1,240,992
Hormel Foods Corp.(a)	12,700	489,966
J.M. Smucker Co. (The)	10,600	1,093,390
Kellogg Co.	21,900	1,406,637
Kraft Foods Group, Inc.	52,117	2,911,777
Lindt & Spruengli AG (Switzerland)	4	15,015
McCormick & Co., Inc.(a)	11,400	802,104

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Mead Johnson Nutrition Co.	17,667	$1,399,757
Mondelez International, Inc. (Class A Stock)	162,053	4,623,372
Nestle SA (Switzerland)	16,989	1,114,825
Nippon Meat Packers, Inc. (Japan)	1,000	15,296
Suedzucker AG (Germany)	7,759	240,212
Tate & Lyle PLC (United Kingdom)	2,452	30,765
Tyson Foods, Inc. (Class A Stock)	26,300	675,384
Unilever NV (Netherlands), CVA	3,850	151,552
Wilmar International Ltd. (Singapore)	10,000	24,732

		23,741,370

Gas Utilities — 0.1%
AGL Resources, Inc.(a)	11,339	485,989
Enagas (Spain)	13,421	331,713
Gas Natural SDG SA (Spain)	9,550	192,408
ONEOK, Inc.(a)	18,600	768,366

		1,778,476

Healthcare Equipment & Supplies — 1.2%
Abbott Laboratories	140,300	4,893,664
Baxter International, Inc.	48,600	3,366,522
Becton Dickinson and Co.	17,400	1,719,642
Boston Scientific Corp.*	135,267	1,253,925
C.R. Bard, Inc.(a)	7,700	836,836
CareFusion Corp.*	20,175	743,449
Covidien PLC	41,800	2,626,712
DENTSPLY International, Inc.	11,200	458,752
Edwards Lifesciences Corp.*	10,300	692,160
Intuitive Surgical, Inc.*	3,500	1,773,030
Medtronic, Inc.	91,600	4,714,652
Smith & Nephew PLC (United Kingdom)	4,646	52,035
St. Jude Medical, Inc.	27,500	1,254,825
Stryker Corp.	27,800	1,798,104
Terumo Corp. (Japan)	800	39,765
Varian Medical Systems, Inc.*(a)	10,100	681,245
Zimmer Holdings, Inc.	15,300	1,146,582

		28,051,900

Healthcare Providers & Services — 1.2%
Aetna, Inc.	36,769	2,336,302
Alfresa Holdings Corp. (Japan)	200	10,709
AmerisourceBergen Corp.	21,400	1,194,762
Cardinal Health, Inc.	29,750	1,404,200
CIGNA Corp.	26,400	1,913,736
DaVita HealthCare Partners, Inc.*	7,900	954,320
Express Scripts Holding Co.*	72,949	4,500,224
Fresenius Se & Co. KGaA (Germany)	558	68,679
Humana, Inc.	14,900	1,257,262
Laboratory Corp. of America Holdings*(a)	8,200	820,820
McKesson Corp.	20,730	2,373,585
Medipal Holdings Corp. (Japan)	800	10,846
Miraca Holdings, Inc. (Japan)	300	13,786
Patterson Cos., Inc.	9,000	338,400
Quest Diagnostics, Inc.	14,200	860,946
Ramsay Health Care Ltd. (Australia)	1,320	43,145
Sonic Healthcare Ltd. (Australia)	546	7,418

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services (continued)
Tenet Healthcare Corp.*(a)	11,150	$514,015
UnitedHealth Group, Inc.	93,500	6,122,380
WellPoint, Inc.	28,500	2,332,440

		27,077,975

Healthcare Technology — 0.1%
Cerner Corp.*(a)	13,300	1,277,997

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	2,482	87,244
Carnival Corp.	40,200	1,378,458
Chipotle Mexican Grill, Inc.*	2,850	1,038,397
Darden Restaurants, Inc.	10,750	542,660
Flight Centre Ltd. (Australia)	8,618	308,592
Galaxy Entertainment Group Ltd. (Hong Kong)*	25,000	121,436
International Game Technology	28,200	471,222
Marriott International, Inc. (Class A Stock)	22,628	913,492
McDonald’s Corp.	90,500	8,959,500
OPAP SA (Greece)	1,047	8,762
Oriental Land Co. Ltd. (Japan)	300	46,427
Starbucks Corp.	67,400	4,414,026
Starwood Hotels & Resorts Worldwide, Inc.	17,600	1,112,144
TUI Travel PLC (United Kingdom)	67,150	364,074
Wyndham Worldwide Corp.	12,320	705,074
Wynn Resorts Ltd.	7,100	908,800
Yum! Brands, Inc.	40,600	2,815,204

		24,195,512

Household Durables — 0.2%
D.R. Horton, Inc.(a)	22,400	476,672
Garmin Ltd.(a)	8,900	321,824
Harman International Industries, Inc.	6,400	346,880
Leggett & Platt, Inc.(a)	11,700	363,753
Lennar Corp. (Class A Stock)(a)	12,900	464,916
Newell Rubbermaid, Inc.	27,314	716,993
Panasonic Corp. (Japan)*	9,700	78,105
Persimmon PLC (United Kingdom)	1,594	28,614
PulteGroup, Inc.*	33,522	635,912
Sekisui Chemical Co. Ltd. (Japan)	2,000	21,237
Sekisui House Ltd. (Japan)	3,000	43,345
Sony Corp. (Japan)	5,400	114,082
Whirlpool Corp.	7,326	837,801

		4,450,134

Household Products — 1.2%
Clorox Co. (The)	11,800	981,052
Colgate-Palmolive Co.	81,800	4,686,322
Henkel AG & Co. KGaA (Germany)	2,219	173,791
Kimberly-Clark Corp.	35,300	3,429,042
Procter & Gamble Co. (The)	247,625	19,064,649
Reckitt Benckiser Group PLC (United Kingdom)	7,738	547,362

		28,882,218

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	61,100	732,589
Electric Power Development Co. Ltd. (Japan)	600	18,759

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.	28,500	$760,950

		1,512,298

Industrial Conglomerates — 1.4%
3M Co.	57,000	6,232,950
Danaher Corp.	51,200	3,240,960
General Electric Co.	944,300	21,898,317
Hopewell Holdings Ltd. (Hong Kong)	18,500	61,401
Hutchison Whampoa Ltd. (Hong Kong)	40,000	418,490
Siemens AG (Germany)	1,506	152,502

		32,004,620

Insurance — 2.5%
ACE Ltd.	30,700	2,747,036
Aegon NV (Netherlands)	58,752	394,168
Aflac, Inc.	41,200	2,394,544
Ageas (Belgium)	9,724	341,198
Allianz SE (Germany)	2,351	343,153
Allstate Corp. (The)	43,300	2,083,596
American International Group, Inc.*	132,439	5,920,023
Aon PLC	30,500	1,962,675
Assurant, Inc.	8,400	427,644
AXA SA (France)	9,062	178,636
Berkshire Hathaway, Inc. (Class B Stock)*	164,400	18,399,648
Chubb Corp.	24,700	2,090,855
Cincinnati Financial Corp.	15,537	713,148
Genworth Financial, Inc. (Class A Stock)*	47,000	536,270
Hannover Rueckversicherung AG (Germany)	4,509	324,228
Hartford Financial Services Group, Inc. (The)	42,700	1,320,284
Legal & General Group PLC (United Kingdom)	95,956	250,097
Lincoln National Corp.	28,918	1,054,639
Loews Corp.	29,275	1,299,810
Marsh & McLennan Cos., Inc.	50,600	2,019,952
MetLife, Inc.	99,100	4,534,816
Muenchener Rueckversicherungs AG (Germany)	2,543	467,179
Principal Financial Group, Inc.	29,200	1,093,540
Progressive Corp. (The)	54,200	1,377,764
Prudential PLC (United Kingdom)	26,796	437,388
Sampo OYJ (Finland) (Class A Stock)	5,393	210,002
Standard Life PLC (United Kingdom)	12,127	63,821
Swiss Re AG (Switzerland)	6,022	448,042
Torchmark Corp.	9,750	635,115
Travelers Cos., Inc. (The)	35,735	2,855,941
Tryg A/S (Denmark)	127	10,463
Unum Group	29,810	875,520
XL Group PLC	28,700	870,184

		58,681,379

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	32,700	9,080,463
Expedia, Inc.	8,150	490,222
Netflix, Inc.*(a)	4,600	971,014
priceline.com, Inc.*	4,600	3,804,798

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
TripAdvisor, Inc.*(a)	8,250	$502,178

		14,848,675

Internet Software & Services — 1.3%
Akamai Technologies, Inc.*(a)	16,100	685,055
eBay, Inc.*	104,700	5,415,084
Google, Inc. (Class A Stock)*	24,210	21,313,758
VeriSign, Inc.*(a)	13,900	620,774
Yahoo! Japan Corp. (Japan)	965	475,180
Yahoo!, Inc.*	95,800	2,405,538

		30,915,389

IT Services — 2.0%
Accenture PLC (Class A Stock)(a)	58,400	4,202,464
Amadeus IT Holding SA (Spain) (Class A Stock)	2,003	64,106
Automatic Data Processing, Inc.	42,400	2,919,664
Cap Gemini SA (France)	7,454	361,978
Cognizant Technology Solutions Corp. (Class A Stock)*	26,900	1,684,209
Computer Sciences Corp.	12,500	547,125
Fidelity National Information Services, Inc.	25,800	1,105,272
Fiserv, Inc.*	11,600	1,013,956
International Business Machines Corp.	95,500	18,251,005
MasterCard, Inc. (Class A Stock)	9,550	5,486,475
Paychex, Inc.(a)	29,800	1,088,296
SAIC, Inc.(a)	29,000	403,970
Teradata Corp.*(a)	15,200	763,496
Total System Services, Inc.	15,596	381,790
Visa, Inc. (Class A Stock)	46,800	8,552,700
Western Union Co. (The)	57,110	977,152

		47,803,658

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	9,900	443,817
Mattel, Inc.	29,951	1,357,080
Namco Bandai Holdings, Inc. (Japan)	22,600	366,288
Yamaha Corp. (Japan)	800	9,166

		2,176,351

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	31,614	1,351,815
Life Technologies Corp.*	15,501	1,147,229
Lonza Group AG (Switzerland)	262	19,686
PerkinElmer, Inc.	10,100	328,250
Thermo Fisher Scientific, Inc.(a)	33,300	2,818,179
Waters Corp.*	7,300	730,365

		6,395,524

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class B Stock)	2,019	43,208
Caterpillar, Inc.(a)	57,900	4,776,171
Cummins, Inc.	16,100	1,746,206
Deere & Co.	35,100	2,851,875
Dover Corp.	15,900	1,234,794
Flowserve Corp.	13,800	745,338
Hino Motors Ltd. (Japan)	31,000	454,892

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Hitachi Construction Machinery Co. Ltd. (Japan)	600	$12,102
IHI Corp. (Japan)	7,000	26,485
Illinois Tool Works, Inc.	39,600	2,739,132
Ingersoll-Rand PLC	27,100	1,504,592
Joy Global, Inc.	10,300	499,859
JTEKT Corp. (Japan)	1,200	13,451
Kone OYJ (Finland) (Class B Stock)	2,205	174,899
Kubota Corp. (Japan)	6,000	87,320
Makita Corp. (Japan)	600	32,257
Mitsubishi Heavy Industries Ltd. (Japan)	54,000	300,216
PACCAR, Inc.	31,043	1,665,767
Pall Corp.	9,600	637,728
Parker Hannifin Corp.	12,865	1,227,321
Pentair Ltd.	18,077	1,042,862
Snap-on, Inc.	4,800	429,024
Stanley Black & Decker, Inc.	15,397	1,190,188
Wartsila OYJ Abp (Finland)	583	25,328
Xylem, Inc.	15,200	409,488

		23,870,503

Marine
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	17	114,460
A.P. Moller Maersk A/S (Denmark) (Class B Stock)	7	50,075

		164,535

Media — 2.1%
Cablevision Systems Corp. (Class A Stock)	23,500	395,270
CBS Corp. (Class B Stock)	56,334	2,753,043
Comcast Corp. (Class A Stock)	239,790	10,042,405
DIRECTV*	53,300	3,284,346
Discovery Communications, Inc. (Class A Stock)*(a)	21,700	1,675,457
Gannett Co., Inc.	16,800	410,928
Hakuhodo DY Holdings, Inc. (Japan)	130	9,105
Interpublic Group of Cos., Inc. (The)	37,731	548,986
ITV PLC (United Kingdom)	185,899	396,349
Omnicom Group, Inc.	23,500	1,477,445
Publicis Groupe SA (France)	5,410	385,293
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	614,192
Time Warner Cable, Inc.	27,114	3,049,783
Time Warner, Inc.	84,666	4,895,388
Twenty-First Century Fox Inc. (Class A Stock)	181,900	5,929,940
Viacom, Inc. (Class B Stock)	42,434	2,887,634
Walt Disney Co. (The)	162,200	10,242,930
Washington Post Co. (The) (Class B Stock)	400	193,508
WPP PLC (United Kingdom)	3,764	64,338

		49,256,340

Metals & Mining — 0.4%
Alcoa, Inc.(a)	90,540	708,023
Allegheny Technologies, Inc.	9,900	260,469

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Anglo American PLC (United Kingdom)	3,488	$67,216
BHP Billiton Ltd. (Australia)	17,408	501,053
BHP Billiton PLC (United Kingdom)	11,109	283,257
Boliden AB (Sweden)	1,393	17,267
Cliffs Natural Resources, Inc.(a)	12,700	206,375
Fortescue Metals Group Ltd. (Australia)(a)	109,680	301,933
Freeport-McMoRan Copper & Gold, Inc.	93,188	2,572,921
Glencore Xstrata PLC (United Kingdom)	20,452	84,661
Hitachi Metals Ltd. (Japan)	1,000	11,201
JFE Holdings, Inc. (Japan)	2,600	56,961
Mitsubishi Materials Corp. (Japan)	6,000	21,124
Newmont Mining Corp.	44,700	1,338,765
Nucor Corp.	29,200	1,264,944
OZ Minerals Ltd. (Australia)	1,593	5,978
Sumitomo Metal Mining Co. Ltd. (Japan)	29,000	323,021
United States Steel Corp.(a)	14,700	257,691
Voestalpine AG (Austria)	592	20,935

		8,303,795

Multiline Retail — 0.5%
Dollar General Corp.*	27,400	1,381,782
Dollar Tree, Inc.*	21,200	1,077,808
Family Dollar Stores, Inc.(a)	10,600	660,486
J.C. Penney Co., Inc.*(a)	14,400	245,952
Kohl’s Corp.	21,100	1,065,761
Macy’s, Inc.	36,974	1,774,752
Next PLC (United Kingdom)	3,173	219,796
Nordstrom, Inc.	14,700	881,118
Takashimaya Co. Ltd. (Japan)	9,000	91,218
Target Corp.	58,300	4,014,538

		11,413,211

Multi-Utilities — 0.7%
Ameren Corp.	21,900	754,236
CenterPoint Energy, Inc.(a)	38,100	894,969
CMS Energy Corp.	23,000	624,910
Consolidated Edison, Inc.	26,700	1,556,877
Dominion Resources, Inc.	52,432	2,979,186
DTE Energy Co.	16,200	1,085,562
E.ON SE (Germany)	28,506	467,173
Integrys Energy Group, Inc.	6,620	387,469
National Grid PLC (United Kingdom)	33,505	379,802
NiSource, Inc.	24,800	710,272
PG&E Corp.	39,500	1,806,335
Public Service Enterprise Group, Inc.	46,100	1,505,626
SCANA Corp.	14,200	697,220
Sempra Energy	20,519	1,677,633
TECO Energy, Inc.(a)	20,500	352,395
Wisconsin Energy Corp.	20,100	823,899

		16,703,564

Office Electronics — 0.1%
Brother Industries Ltd. (Japan)	1,300	14,587
Canon, Inc. (Japan)	5,300	173,699

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Office Electronics (continued)
Konica Minolta, Inc. (Japan)	2,500	$18,817
Ricoh Co. Ltd. (Japan)	31,000	367,360
Xerox Corp.	127,463	1,156,089

		1,730,552

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	45,054	3,871,490
Apache Corp.	35,014	2,935,224
BG Group PLC (United Kingdom)	467	7,936
BP PLC (United Kingdom)	144,266	1,001,204
Cabot Oil & Gas Corp.	19,800	1,406,196
Caltex Australia Ltd. (Australia)	690	11,349
Chesapeake Energy Corp.(a)	51,500	1,049,570
Chevron Corp.	176,522	20,889,613
ConocoPhillips	111,277	6,732,259
CONSOL Energy, Inc.	19,500	528,450
Denbury Resources, Inc.*	37,200	644,304
Devon Energy Corp.	35,700	1,852,116
Eni SpA (Italy)	26,358	540,968
EOG Resources, Inc.	24,400	3,212,992
EQT Corp.	13,900	1,103,243
Exxon Mobil Corp.	406,899	36,763,325
Hess Corp.	27,500	1,828,475
Idemitsu Kosan Co. Ltd. (Japan)	100	7,666
JX Holdings, Inc. (Japan)	12,300	59,389
Kinder Morgan, Inc.	56,798	2,166,844
Marathon Oil Corp.	62,682	2,167,544
Marathon Petroleum Corp.	30,141	2,141,819
Murphy Oil Corp.	17,300	1,053,397
Neste Oil OYJ (Finland)	657	9,587
Newfield Exploration Co.*	13,900	332,071
Noble Energy, Inc.	32,000	1,921,280
Occidental Petroleum Corp.	72,600	6,478,098
OMV AG (Austria)	8,388	378,390
Peabody Energy Corp.	23,300	341,112
Phillips 66	56,138	3,307,090
Pioneer Natural Resources Co.	11,500	1,664,625
QEP Resources, Inc.	15,500	430,590
Range Resources Corp.	15,000	1,159,800
Repsol SA (Spain)	4,229	89,252
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	19,046	608,409
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	20,788	688,481
Southwestern Energy Co.*	31,600	1,154,348
Spectra Energy Corp.	59,562	2,052,507
Tesoro Corp.	13,200	690,624
Total SA (France)	17,259	842,980
Valero Energy Corp.	48,800	1,696,776
Williams Cos., Inc. (The)	59,300	1,925,471
WPX Energy, Inc.*(a)	20,033	379,425

		118,126,289

Paper & Forest Products — 0.1%
International Paper Co.	39,573	1,753,480
Oji Holdings Corp. (Japan)	4,000	16,123
Stora Enso OYJ (Finland) (Class R Stock)	43,673	292,444

		2,062,047

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products — 0.1%
Avon Products, Inc.	39,200	$824,376
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,200	1,394,324

		2,218,700

Pharmaceuticals — 3.5%
AbbVie, Inc.	142,600	5,895,084
Actavis, Inc.*	11,200	1,413,664
Allergan, Inc.	27,700	2,333,448
AstraZeneca PLC (United Kingdom)	12,477	589,902
Bayer AG (Germany)	2,918	310,680
Bristol-Myers Squibb Co.	148,970	6,657,469
Eli Lilly & Co.	91,500	4,494,480
Forest Laboratories, Inc.*	22,300	914,300
GlaxoSmithKline PLC (United Kingdom)	27,581	689,425
Hospira, Inc.*	14,860	569,287
Johnson & Johnson	254,648	21,864,077
Merck & Co., Inc.	273,633	12,710,253
Mylan, Inc.*	39,400	1,222,582
Novartis AG (Switzerland)	12,107	857,545
Novo Nordisk A/S (Denmark) (Class B Stock)	2,116	328,959
Orion OYJ (Finland) (Class B Stock)	12,375	289,970
Otsuka Holdings Co. Ltd. (Japan)	1,900	62,736
Perrigo Co.(a)	8,800	1,064,800
Pfizer, Inc.	618,170	17,314,942
Roche Holding AG (Switzerland)	4,982	1,236,519
Sanofi (France)	3,864	399,460
Shionogi & Co. Ltd. (Japan)	1,500	31,280
Teva Pharmaceutical Industries Ltd. (Israel)	13,140	514,270
Tsumura & Co. (Japan)	300	8,841
Zoetis, Inc.	33,500	1,034,815

		82,808,788

Professional Services — 0.1%
Capita PLC (United Kingdom)	25,795	379,163
Dun & Bradstreet Corp. (The)	4,400	428,780
Equifax, Inc.	10,100	595,193
Robert Half International, Inc.	11,200	372,176

		1,775,312

Real Estate Investment Trusts — 1.2%
American Tower Corp.	35,100	2,568,267
Apartment Investment & Management Co. (Class A Stock)	13,033	391,511
AvalonBay Communities, Inc.	10,475	1,413,182
Boston Properties, Inc.	13,500	1,423,845
CFS Retail Property Trust Group (Australia)	10,464	19,078
Equity Residential	28,900	1,677,934
GPT Group (Australia)	7,435	26,107
HCP, Inc.	40,600	1,844,864
Health Care REIT, Inc.	24,000	1,608,720
Host Hotels & Resorts, Inc.(a)	66,682	1,124,925
Japan Retail Fund Investment Corp. (Japan)	11	22,981
Kimco Realty Corp.	35,000	750,050

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Link REIT (The) (Hong Kong)	69,000	$338,630
Macerich Co. (The)	11,400	695,058
Mirvac Group (Australia)	17,325	25,364
Nippon ProLogis REIT, Inc. (Japan)	1	8,677
Plum Creek Timber Co., Inc.(a)	12,700	592,709
ProLogis, Inc.	44,177	1,666,356
Public Storage	13,000	1,993,290
Simon Property Group, Inc.	28,543	4,507,511
Ventas, Inc.	26,818	1,862,778
Vornado Realty Trust	16,825	1,393,951
Westfield Retail Trust (Australia)	124,108	350,990
Weyerhaeuser Co.	48,598	1,384,557

		27,691,335

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	29,600	691,456
Hang Lung Properties Ltd. (Hong Kong)	50,000	173,191
Hysan Development Co. Ltd. (Hong Kong)	67,000	289,248
New World Development Co. Ltd. (Hong Kong)	19,000	26,098
Sino Land Co. Ltd. (Hong Kong)	16,000	22,371
UOL Group Ltd. (Singapore)	39,000	206,169
Wharf Holdings Ltd. (Hong Kong)	43,000	358,896
Wheelock & Co. Ltd. (Hong Kong)	65,000	324,309

		2,091,738

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	4,300	524,084
ComfortDelGro Corp. Ltd. (Singapore)	32,000	45,987
CSX Corp.	91,600	2,124,204
Kansas City Southern	9,000	953,640
Nippon Express Co. Ltd. (Japan)	5,000	23,743
Norfolk Southern Corp.	29,500	2,143,175
Odakyu Electric Railway Co. Ltd. (Japan)	3,000	29,297
Ryder System, Inc.	4,900	297,871
Tokyu Corp. (Japan)	6,000	39,287
Union Pacific Corp.	42,600	6,572,328
West Japan Railway Co. (Japan)	900	38,169

		12,791,785

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.*(a)	55,700	227,256
Altera Corp.	29,700	979,803
Analog Devices, Inc.	27,200	1,225,632
Applied Materials, Inc.	114,700	1,710,177
ARM Holdings PLC (United Kingdom)	29,169	352,862
Broadcom Corp. (Class A Stock)	47,050	1,588,408
First Solar, Inc.*(a)	4,000	178,920
Intel Corp.	448,200	10,855,404
KLA-Tencor Corp.	14,700	819,231
Lam Research Corp.*	16,050	711,657
Linear Technology Corp.	20,500	755,220
LSI Corp.*	57,100	407,694
Mellanox Technologies Ltd. (Israel)*	184	9,148
Microchip Technology, Inc.(a)	15,700	584,825
Micron Technology, Inc.*(a)	87,900	1,259,607

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.(a)	52,550	$737,276
ROHM Co. Ltd. (Japan)	500	20,306
Teradyne, Inc.*(a)	19,800	347,886
Texas Instruments, Inc.	99,900	3,483,513
Xilinx, Inc.	23,400	926,874

		27,181,699

Software — 1.9%
Adobe Systems, Inc.*	44,200	2,013,752
Autodesk, Inc.*	19,700	668,618
BMC Software, Inc.*	13,400	604,876
CA, Inc.	32,364	926,581
Citrix Systems, Inc.*	16,500	995,445
Electronic Arts, Inc.*	26,400	606,408
Intuit, Inc.	26,800	1,635,604
Microsoft Corp.	683,900	23,615,067
NICE Systems Ltd. (Israel)	302	11,104
Oracle Corp.	340,500	10,460,160
Red Hat, Inc.*	16,600	793,812
Salesforce.com, Inc.*(a)	48,000	1,832,640
SAP AG (Germany)	813	59,368
Symantec Corp.	61,478	1,381,411

		45,604,846

Specialty Retail — 1.3%
Abercrombie & Fitch Co. (Class A Stock)	8,300	375,575
AutoNation, Inc.*	3,874	168,093
AutoZone, Inc.*	3,150	1,334,623
Bed Bath & Beyond, Inc.*(a)	21,300	1,510,170
Best Buy Co., Inc.	22,025	601,943
CarMax, Inc.*	20,100	927,816
Fast Retailing Co. Ltd. (Japan)	300	101,251
GameStop Corp. (Class A Stock)(a)	13,600	571,608
Gap, Inc. (The)	30,000	1,251,900
Groupe FNAC (France)*	4	85
Home Depot, Inc. (The)	134,950	10,454,577
L Brands, Inc.	20,306	1,000,071
Lowe’s Cos., Inc.	103,800	4,245,420
O’Reilly Automotive, Inc.*	11,100	1,250,082
PetSmart, Inc.	9,700	649,803
Ross Stores, Inc.	20,800	1,348,048
Shimamura Co. Ltd. (Japan)	100	12,139
Staples, Inc.	56,449	895,281
Tiffany & Co.	11,100	808,524
TJX Cos., Inc.	67,300	3,369,038
Urban Outfitters, Inc.*	11,100	446,442

		31,322,489

Textiles, Apparel & Luxury Goods — 0.4%
Adidas AG (Germany)	1,070	115,665
Burberry Group PLC (United Kingdom)	2,296	47,235
Cie Financiere Richemont SA (Switzerland)	2,682	236,521
Coach, Inc.	26,100	1,490,049
Fossil Group, Inc.*	5,300	547,543
Kering (France)	34	6,918
NIKE, Inc. (Class B Stock)	65,800	4,190,144
PVH Corp.	6,500	812,825

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	5,800	$1,007,692
V.F. Corp.	8,000	1,544,480

		9,999,072

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	457,084
People’s United Financial, Inc.(a)	26,300	391,870

		848,954

Tobacco — 1.0%
Altria Group, Inc.	180,600	6,319,194
British American Tobacco PLC (United Kingdom)	13,507	692,773
Japan Tobacco, Inc. (Japan)	15,000	529,463
Lorillard, Inc.(a)	35,841	1,565,535
Philip Morris International, Inc.	150,400	13,027,648
Reynolds American, Inc.	29,000	1,402,730
Swedish Match AB (Sweden)	1,009	35,814

		23,573,157

Trading Companies & Distributors — 0.1%
Bunzl PLC (United Kingdom)	1,742	33,976
Fastenal Co.(a)	25,900	1,187,515
ITOCHU Corp. (Japan)	34,600	400,111
Marubeni Corp. (Japan)	20,000	133,667
Mitsui & Co. Ltd. (Japan)	9,300	116,624
Sojitz Corp. (Japan)	6,700	11,117
Sumitomo Corp. (Japan)	5,600	69,796
W.W. Grainger, Inc.	5,200	1,311,336

		3,264,142

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	36,811	84,664

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	25,200	1,824,228
KDDI Corp. (Japan)	2,900	151,013
Millicom International Cellular SA (Luxembourg)	316	22,759
NTT DOCOMO, Inc. (Japan)	82	127,568

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
Softbank Corp. (Japan)	3,200	$186,272
Sprint Nextel Corp.*	265,477	1,863,648
Vodafone Group PLC (United Kingdom)	148,468	425,464

		4,600,952

TOTAL COMMON STOCKS (cost $721,645,124)		1,360,543,831

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $1,120,015)	20,750	1,190,635

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	279	19,055
Volkswagen AG (Germany)	168	33,933

		52,988

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	557,000

TOTAL PREFERRED STOCKS (cost $547,413)		609,988

RIGHTS
	Units
Oil, Gas & Consumable Fuels
Repsol SA (Spain)*	4,229	2,356

Real Estate Management & Development
New World Development Co. Ltd. (Hong Kong)*	237	—

Specialty Retail Groupe
FNAC (France)*	2	5

TOTAL RIGHTS (cost $2,487)		2,361

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES — 2.5%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aaa	0.536%	04/25/19	$443	$435,235
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.516%	10/19/20	525	520,663

					955,898

Collateralized Loan Obligations — 1.5%
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.668%	04/20/25	2,100	2,061,734
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class B2, 144A	AA(c)	3.360%	04/20/25	250	236,066
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.526%	10/20/19	1,611	1,579,705
Anchorage Capital CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.466%	07/13/25	2,400	2,386,080
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.536%	01/26/20	989	974,008
Benefit Street Partners CLO Ltd. (Cayman Islands), Ser. 2013-IIA, Class A1, 144A(b)	Aaa	1.475%	07/15/24	1,000	996,500
Brookside Mill CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.375%	04/17/25	2,200	2,158,488
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.536%	01/19/25	900	884,701
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class B, 144A(b)	AA(c)	2.256%	01/19/25	300	297,173
Four Corners CLO Ltd. (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.526%	07/22/20	427	421,501
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aaa	0.743%	03/15/20	1,000	971,683
ING Investment Management CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.450%	04/15/24	2,200	2,199,965
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.674%	09/06/22	436	435,070
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.535%	06/01/17	325	322,207
LightPoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.533%	09/15/17	489	480,525
Magnetite CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class A, 144A(b)	AAA(c)	1.773%	09/15/23	300	299,891
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	1.744%	05/18/23	1,100	1,102,952
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.523%	03/15/18	105	103,653
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(b)	Aaa	1.676%	11/22/23	1,000	998,845
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(b)	AA(c)	2.396%	11/22/23	900	879,743
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Ser. 2013-1AR, Class AR, 144A(b)	Aaa	1.196%	04/20/21	1,800	1,797,300
OZLM Funding Ltd. (Cayman Islands), Ser. 2013-4A, Class A1, 144A(b)	Aaa	1.470%	07/22/25	1,000	992,300
Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.327%	04/15/25	2,600	2,606,508
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.924%	08/17/22	500	502,208
Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.976%	10/20/23	900	904,680
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(b)	Aaa	0.533%	05/27/20	1,173	1,156,324
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A(b)	Aaa	0.526%	04/27/21	3,155	3,102,825
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.524%	11/01/18	1,298	1,285,017
Tyron Park CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.393%	07/15/25	2,200	2,195,380

					34,333,032

Non-Residential Mortgage-Backed Securities — 0.6%
American Express Credit Account Master Trust, Ser. 2012-4, Class C, 144A(b)	AA-(c)	0.993%	05/15/20	2,700	2,703,459
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.593%	01/15/16	4,159	4,157,062
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.663%	03/24/17	1,000	989,071
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.043%	06/15/18	4,500	4,469,782

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(b)	A3	1.093%	11/15/16	$1,000	$998,256
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	1,509	1,498,447

					14,816,077

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.843%	03/25/33	398	339,121
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Ba1	0.943%	03/25/34	3,240	3,003,217
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3(b)	B3	4.640%	07/25/35	375	334,514
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	B1	5.238%	07/25/34	542	465,441
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	A3	1.048%	07/25/34	506	460,154
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.682%	01/20/35	295	280,717
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.723%	06/25/34	848	779,713
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.393%	05/25/33	209	199,808
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.243%	12/27/33	1,175	1,124,060
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.093%	07/25/32	568	510,328
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.468%	09/25/32	758	688,186
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	0.958%	02/25/34	1,176	1,060,808

					9,246,067

TOTAL ASSET-BACKED SECURITIES (cost $58,820,626)					59,351,074

BANK LOANS(b) — 0.4%
Automotive
Schaeffller AG (Germany)	Ba3	4.250%	01/27/17	600	599,813

Cable — 0.1%
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/08/20	1,000	988,906

Foods — 0.1%
ARAMARK Corp.	B1	4.000%	08/22/19	900	901,350
Del Monte Foods Co.	B1	4.000%	03/08/18	958	952,901

					1,854,251

Gaming
Scientific Games Corp.	Ba1	3.450%	06/30/15	419	416,994

Healthcare & Pharmaceutical — 0.1%
Community Health System, Inc.	Ba2	2.776%	10/25/16	478	478,329
HCA, Inc.	Ba3	3.026%	03/31/17	886	886,619
HCA, Inc.,	Ba3	3.026%	05/01/18	370	369,506
RPI Finance Trust	Baa2	4.000%	11/09/18	897	895,669
Universal Health Services, Inc.	Ba2	2.023%	08/15/16	86	86,292

					2,716,415

Technology — 0.1%
First Data Corp.	B1	4.193%	03/24/17	156	152,519
First Data Corp.	B1	4.193%	03/26/18	2,055	2,000,808
Flextronics International Ltd. (Singapore)	Ba1	2.445%	10/01/14	60	59,621
Flextronics International Ltd. (Singapore)	Ba1	2.445%	10/01/14	17	17,132
Sensata Technologies, Inc. (Netherands)	Baa3	3.750%	05/12/18	153	154,357

					2,384,437

TOTAL BANK LOANS (cost $8,963,596)					8,960,816

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,008	1,555,384
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	2.945%	02/25/35	474	460,515
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.853%	03/25/35	502	469,082
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	2.914%	02/25/37	1,079	1,060,744

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1(b)	Ba3	5.250%	09/25/19	$553	$564,980
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.882%	07/25/35	628	617,556
MASTR Alternative Loan Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	147	151,027
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.578%	02/25/34	617	609,535
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	378	385,926

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,366,402)					5,874,749

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	1,890	1,896,800
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,001,168
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.857%	06/10/49	405	405,132
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,480,311
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(c)	5.611%	03/11/39	1,200	1,308,635
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)(b)	Aaa	5.885%	12/10/49	800	905,702
Citigroup Commercial Mortgage Trust, Ser. 2013-GC11, Class A3	Aaa	2.815%	04/10/46	900	830,533
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.484%	01/15/46	1,000	1,080,838
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	480	529,868
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	26	26,403
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.940%	06/10/46	4,000	4,396,680
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	756	757,886
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765%	10/15/45	2,600	2,577,645
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	915,963
Commercial Mortgage Trust, Ser. 2013-CR7, Class A3	Aaa	2.929%	03/10/46	1,400	1,307,036
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.569%	02/15/39	4,330	4,730,127
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AAA(c)	5.569%	02/15/39	530	568,810
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	A1	4.832%	04/15/37	900	945,253
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	3,000	3,199,236
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,020	1,105,415
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.985%	05/15/46	34	35,101
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K020, Class X1(b)	AA+(c)	1.612%	05/25/22	21,364	2,131,640
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K021, Class X1(b)	AA+(c)	1.646%	06/25/22	5,882	611,501
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K501, Class X1A(b)	AA+(c)	1.876%	08/25/16	6,292	253,901
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K710, Class X1(b)	AA+(c)	1.914%	05/25/19	16,938	1,475,589
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K711, Class X1(b)	AA+(c)	1.833%	07/25/19	17,467	1,484,757
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,610	2,736,661
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	1,400	1,499,970
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(b)	Aaa	6.056%	07/10/38	970	1,075,199
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,439	2,511,785
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	898	908,725
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB	Aaa	4.853%	03/15/46	936	954,483

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	$157	$157,200
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,051,294
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	1,833	1,878,776
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,238,816
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,236	1,298,345
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(b)	Aaa	5.475%	04/15/43	2,339	2,559,477
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.988%	06/15/49	1,019	1,044,643
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,803,861
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,500	1,367,580
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2013-C10, Class A4	AAA(c)	2.875%	12/15/47	3,200	2,944,134
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2013-LC11, Class A4	Aaa	2.694%	04/15/46	1,100	1,018,294
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5	AAA(c)	4.826%	08/15/29	1,371	1,389,740
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	730,572
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,390	1,483,380
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	60	60,207
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	271	271,248
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(c)	5.872%	05/12/39	3,400	3,753,535
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	AA(c)	5.872%	05/12/39	780	847,890
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	AA-(c)	5.715%	02/12/39	440	473,543
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.086%	06/12/46	2,210	2,454,716
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	408	414,935
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,091	2,095,715
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C8, Class A3	Aaa	2.863%	12/15/48	1,200	1,131,847
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A3(b)	Aaa	3.734%	07/15/46	1,400	1,413,132
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.597%	03/12/44	1,500	1,613,549
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.851%	10/15/42	2,363	2,575,096
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,480	2,729,262
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,209	3,320,020
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.816%	06/11/42	651	662,629
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	1,400	1,309,854
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class A3	Aaa	2.920%	03/10/46	3,200	3,009,110
UBS-Barclays Commercial Mortgage Trust,, Ser. 2013-C6, Class A3	Aaa	2.971%	04/10/46	1,500	1,406,166
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	1,194	1,284,924
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.919%	05/15/43	3,688	4,045,497
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4(a)	Aa2	5.509%	04/15/47	3,800	4,177,355
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.122%	02/15/51	2,900	3,226,050

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $106,978,798)					110,891,145

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS — 10.4%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	$900	$927,000

Airlines — 0.2%
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 1998-11, Class A	Baa2	6.648%	09/15/17	146	154,138
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2001-1. Class A-1(e)	Baa2	6.703%	06/15/21	127	134,873
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19	617	722,165
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	679	726,044
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000%	10/29/24	405	403,987
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa1	6.821%	08/10/22	344	388,933
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class A	Baa1	5.300%	04/15/19	916	985,005
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2A(a)	Baa1	4.950%	05/23/19	571	606,490

					4,121,635

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	1,890	1,974,385
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	380	385,049
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	528,521
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	258,191

					3,146,146

Banking — 2.6%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	2,300	2,123,629
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(f)	A2	2.800%	09/19/16	1,210	1,256,247
Banco Bradesco SA (Brazil), Sub. Notes	Baa2	8.750%	10/24/13	1,690	1,719,744
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	530	492,751
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,115	1,094,890
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000%	12/29/49	2,100	2,338,875
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	185	194,051
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,290	1,431,958
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,330	1,490,868
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	3.300%	01/11/23	1,360	1,285,400
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	790	828,144
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	Baa2	5.650%	05/01/18	105	116,653
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	850	921,896
Bank of America NA, Sub. Notes(a)	Baa1	6.000%	10/15/36	805	895,130
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	550	600,450
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	270	311,430
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes(a)	A2	7.250%	02/01/18	1,135	1,351,491
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,125	2,213,887
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	745	852,830
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	320	388,042
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	850	1,122,628
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,195	1,505,732
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	725	709,840
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	566,009
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22	900	845,178
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	2,305	2,466,117
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	1,250	1,378,766
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	700	786,536
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	6.250%	02/01/41	220	248,817
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	765	829,096
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	Baa1	6.450%	05/01/36	1,020	1,026,323

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	$113	$115,753
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	1,730	1,867,248
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	920	1,010,767
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	178,973
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	1,145	1,125,830
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Ba1	7.900%	04/29/49	2,000	2,260,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	1,935	2,009,691
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	2,360	2,453,071
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(f)	A2	5.800%	01/13/20	1,770	1,991,627
Morgan Stanley, Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,530	2,734,293
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18	100	113,346
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	640	714,021
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,110	2,267,893
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	495	549,223
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	635	678,071
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49	800	870,000
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,195	1,122,182
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	925	962,701
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	06/10/19	390	467,624
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN(a)	Baa1	6.400%	10/21/19	1,775	1,972,188
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	780	799,759
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	915	848,798

					60,506,467

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	465	445,200
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, Ser. MTN(g)	NR	6.875%	02/06/12	1,850	450,938
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, Ser. MTN(g)	NR	6.875%	05/02/18	700	172,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	680	672,412

					1,740,925

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18	900	884,250
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	500	490,000

					1,374,250

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	900	1,021,500
Comcast Cable Holdings LLC, Gtd. Notes	A3	9.875%	06/15/22	1,440	1,940,475
Comcast Corp., Gtd. Notes	A3	6.400%	05/15/38	310	370,009
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37	290	365,031
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	635,561
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	171,299
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,836,565
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42	1,020	909,915
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	361,841

					7,612,196

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,040	1,053,000
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17	1,100	1,245,750
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	635	576,830
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $1,195,904; purchased 10/10/07)(e)(h)	Baa1	6.375%	10/15/17	1,198	1,391,078
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $386,623; purchased 10/10/07)(e)(h)	Baa1	7.000%	10/15/37	390	459,225
General Electric Co., Sr. Unsec’d. Notes(a)	Aa3	4.125%	10/09/42	455	423,375
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	320	361,327

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (cost $319,875; purchased 07/10/12)(e)(h)	Baa3	2.500%	07/11/14	$320	$324,560
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (cost $419,593; purchased 05/08/12)(e)(h)	Baa3	3.125%	05/11/15	420	433,987
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,210	1,193,185
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,060	1,125,431

					8,587,748

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	35	51,224
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	180	172,957
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	794,322
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	5.000%	04/15/19	800	870,477
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	900	914,300
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	950	1,065,735
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	500	585,157

					4,454,172

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,851,437

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	170	195,059
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	530	632,813
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	250	260,625
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	825	880,688
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	395,942
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	161,566
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	623,913
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	922,481
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,300,632
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	870	803,447
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	195	208,699
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	Baa2	6.250%	10/01/39	1,375	1,495,588
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	462,004
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	538,675
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	140	142,510
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	605,780
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	361,081
Nevada Power Co., Genl. Ref. Mtge., Ser. O	A3	6.500%	05/15/18	1,210	1,443,745
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	606,628
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	605	673,434
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15	465	501,953
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	162,245
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	515	621,855
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	652,889
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	477,247
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	295,461

					15,426,960

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	520,746
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	5.250%	11/07/13	960	975,969
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	270	268,461
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	535	532,406

					2,297,582

Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,070	1,230,478
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	305	353,417

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	$225	$270,343
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	900	840,136
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	890	874,857
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17	415	427,706
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,450	1,711,950
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	755	746,122
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	717,979
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	25,307
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,684,236

					8,882,531

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,030	961,606
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,160	1,669,486
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	230	337,363
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	744,705
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,030,863
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,061,414
Cargill, Inc., Sr. Unsec’d. Notes, 144A (cost $646,913; purchased 11/19/07)(e)(h)	A2	6.000%	11/27/17	650	756,512
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	1,000	1,106,250
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	516,757
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.000%	06/04/42	575	582,298
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	1,200	1,270,500
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	785	886,686

					10,924,440

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	605	561,962
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,365	1,359,458
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	995	1,029,096
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.450%	09/15/37	480	589,671
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	Ba2	5.125%	08/15/18	900	913,500
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	2,060	2,105,316
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	270	291,283
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	470	522,748
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	150	143,286
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	613,482
Merck & Co., Inc., Sr. Unsec’d. Notes	A1	5.950%	12/01/28	205	244,405
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	900	996,490
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	1.800%	06/24/16	355	354,035
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	850	875,500
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	460	410,501
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	440	506,935
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.250%	02/01/23	135	128,266
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	155	144,749

					11,790,683

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/36	480	576,340
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	602,794
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	728,523
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	01/15/15	1,200	1,287,952
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	132,563
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	478,982
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	498,786
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	330	306,098
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	775	722,367
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	1,085	1,147,280

					6,481,685

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.8%
Allied World Assurance Co. Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	$480	$519,848
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43	125	123,233
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	1,055,314
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	1,116,129
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,098,039
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,260	1,348,200
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	635	690,954
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	215	230,035
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	7.000%	03/15/34	910	1,036,094
Lincoln National Corp., Jr. Sub. Notes(b)	Baa3	6.050%	04/20/67	250	244,920
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%	10/09/37	476	547,166
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40	660	820,303
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%	07/01/19	505	647,477
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	165	155,723
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,064,330
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	102,728
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	309,023
New York Life Insurance Co., Sub. Notes, 144A(a)	Aa2	6.750%	11/15/39	650	805,926
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	A2	5.000%	10/18/42	610	596,657
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40	350	394,045
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	730,852
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,156,226
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	105	100,738
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	715	772,200
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,430	1,746,377
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	315	347,179
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	750,692
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	642,695
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	115,422

					19,268,525

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	369	398,520
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	490	494,333
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	805	749,547
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.750%	05/15/18	2,700	3,192,385
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18	405	397,756
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	890	866,774

					6,099,315

Media & Entertainment — 0.3%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	1,000	1,060,000
CBS Corp., Gtd. Notes (cost $355,252; purchased 07/16/12)(e)(h)	Baa2	4.850%	07/01/42	340	314,298
Globo Comunicacao E Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(d)	Baa2	5.307%	05/11/22	500	513,750
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	271,094
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	475	527,475
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	41,164
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,542,075
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,100	1,166,000
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	192,624
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	546,178
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	745	892,462
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	195,386
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	848,600
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	278	235,799

					8,346,905

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	Baa2	4.100%	05/01/23	$470	$392,664
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	75	71,854
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	575	576,437
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	370	395,513
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	905	905,286
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17	1,000	969,781
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,012,930

					4,324,465

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	970	1,067,732
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	3,010	3,494,411
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.875%	01/10/39	730	899,653
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	230	236,356
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	386,900
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	295	327,450

					6,412,502

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	1,710	1,581,750
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	1,000	942,500

					2,524,250

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (cost $273,386; purchased 10/27/10)(e)(h)	Baa2	5.400%	11/01/20	275	306,653
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	1,270	1,351,031
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	753,018
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	360	346,874
Rock Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	675	695,702

					3,453,278

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	631,275
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	5.950%	02/15/18	530	614,190
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	557,570
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	144,401
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa2	6.200%	04/15/18	2,800	3,262,473

					5,209,909

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	885,525
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37	690	793,701
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	2.903%	02/15/23	590	556,430
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	120	135,363

					2,371,019

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14	670	676,690
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	839,250
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	78,903
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	235	241,919
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	190	186,431
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,925	3,436,562

					5,459,755

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	5.750%	05/15/41	960	1,082,138
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	391,473
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43	730	693,440
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	1,300	1,319,500

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	$345	$410,951
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	300	300,783
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	220	232,887
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	650	751,930

					5,183,102

Technology — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	1,950	1,808,555
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	382,944
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,030	2,116,797
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,768,444

					7,076,740

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	400	432,575
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31	18	25,067
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.300%	12/15/42	830	722,838
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	1,378	1,394,314
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	1,115	1,280,310
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	526,905
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	1,830	2,376,799
Embarq Corp., Sr. Unsec’d. Notes (cost $367,380; purchased 05/04/11-05/11/11)(e)(h)	Baa3	7.082%	06/01/16	325	364,174
Embarq Corp., Sr. Unsec’d. Notes (cost $1,667,844; purchased 05/12/06-04/10/07)(e)(h)	Baa3	7.995%	06/01/36	1,645	1,735,715
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	880	947,198
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	5.250%	11/15/13	170	172,130
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.200%	07/18/36	475	467,791
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(c)	3.875%	10/12/22	345	315,054
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	64,042
Windstream Corp., Gtd. Notes	B1	8.125%	08/01/13	700	702,754

					11,527,666

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,041,397
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	192,402
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,279,311
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	1,680	1,651,413
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	355,360
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37	285	339,077

					7,858,960

TOTAL CORPORATE BONDS (cost $231,633,116)					245,242,248

COVERED BONDS — 0.2%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	A3	5.125%	03/16/37	630	542,421
DNB Boligkreditt AS (Norway), Covered Notes, 144A	Aaa	1.450%	03/21/18	1,190	1,155,371
Stadshypotek AB (Sweden), Covered Notes, 144A(a)	Aaa	1.250%	05/23/18	2,130	2,046,291

TOTAL COVERED BONDS (cost $3,926,085)					3,744,083

MORTGAGE-BACKED SECURITIES — 10.5%
Federal Home Loan Mortgage Corp.(b)		2.478%	06/01/36	372	393,728
Federal Home Loan Mortgage Corp.(b)		2.621%	12/01/35	520	552,363
Federal Home Loan Mortgage Corp.		3.000%	TBA 30 YR	500	487,344
Federal Home Loan Mortgage Corp.		3.500%	TBA 15 YR	1,000	1,038,125

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	$5,000	$5,064,063
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	6,393	6,715,688
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	16,423	17,366,041
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/39	6,830	7,285,753
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	6,597	7,108,860
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-08/01/39	2,147	2,353,639
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	29	29,818
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/31	405	469,943
Federal National Mortgage Association(b)		2.074%	07/01/33	490	517,850
Federal National Mortgage Association(b)		2.177%	06/01/37	75	79,026
Federal National Mortgage Association(b)		2.373%	07/01/37	654	692,407
Federal National Mortgage Association		2.500%	TBA 15 YR	8,000	8,028,750
Federal National Mortgage Association		2.500%	TBA 15 YR	2,000	2,011,562
Federal National Mortgage Association		3.000%	TBA 15 YR	10,000	10,264,063
Federal National Mortgage Association		3.000%	TBA 30 YR	1,000	977,031
Federal National Mortgage Association		3.500%	06/01/39-03/01/43	11,873	12,076,195
Federal National Mortgage Association		3.500%	TBA 15 YR	1,000	1,041,563
Federal National Mortgage Association		3.500%	TBA 30 YR	20,000	20,303,124
Federal National Mortgage Association		3.500%	TBA 30 YR	19,500	19,743,749
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	12,062	12,965,394
Federal National Mortgage Association		4.500%	TBA 30 YR	7,000	7,393,750
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	4,726	5,091,996
Federal National Mortgage Association		5.000%	TBA 30 YR	7,500	8,071,289
Federal National Mortgage Association		5.500%	03/01/16-04/01/37	8,681	9,493,899
Federal National Mortgage Association		6.000%	05/01/14-06/01/38	9,300	10,263,359
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	3,534	3,951,358
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	347	399,376
Federal National Mortgage Association		7.500%	05/01/32	61	70,651
Government National Mortgage Association		3.000%	TBA 30 YR	5,000	4,942,969
Government National Mortgage Association		3.000%	TBA 30 YR	3,000	2,966,719
Government National Mortgage Association		3.000%	TBA 30 YR	2,500	2,465,625
Government National Mortgage Association		3.500%	TBA 30 YR	11,500	11,796,484
Government National Mortgage Association		4.000%	06/15/40-05/20/41	1,917	2,025,465
Government National Mortgage Association		4.000%	TBA 30 YR	19,500	20,465,858
Government National Mortgage Association		4.500%	01/20/41-02/20/41	5,542	5,935,162
Government National Mortgage Association		4.500%	TBA 30 YR	3,000	3,183,164
Government National Mortgage Association		4.500%	TBA 30 YR	1,750	1,864,229
Government National Mortgage Association		5.500%	08/15/33-04/15/36	3,503	3,892,820
Government National Mortgage Association		6.000%	11/15/23-07/15/34	1,262	1,422,640
Government National Mortgage Association		6.500%	10/15/23-09/15/36	2,359	2,667,300
Government National Mortgage Association		8.000%	01/15/24-07/15/24	43	48,919

TOTAL MORTGAGE-BACKED SECURITIES (cost $242,880,946)					245,979,111

MUNICIPAL BONDS — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,534,706
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	970	1,146,724
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,098,581
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,335,900
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,276,330
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	410,925
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	284,993
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	504,267
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	A1	5.511%	12/01/45	505	546,183

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	$625	$745,213
State of California, GO, BABs(a)	A1	7.300%	10/01/39	1,250	1,623,525
State of California, GO, BABs	A1	7.500%	04/01/34	350	456,225
State of California, GO, BABs	A1	7.550%	04/01/39	245	327,901
State of California, GO, BABs	A1	7.625%	03/01/40	205	275,169
State of Illinois, GO, Taxable Series	A3	4.421%	01/01/15	630	657,537
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	338,980

TOTAL MUNICIPAL BONDS (cost $10,719,136)					12,563,159

NON-CORPORATE FOREIGN AGENCIES — 1.0%
CNOOC Finance 2013 Ltd. (Virgin Islands (BR)), Gtd. Notes	Aa3	3.000%	05/09/23	370	334,242
Commonwealth Bank of Australia (Australia), Gov’t Gtd. Notes, 144A(a)	Aaa	2.700%	11/25/14	7,220	7,444,975
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21	460	456,186
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	365	386,437
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	2,634	2,541,810
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	834,722
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes(a)	Aaa	2.375%	08/25/21	730	718,612
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	416,500
Petrobras Global Finance BV (Netherlands), Gtd. Notes	A3	2.000%	05/20/16	1,400	1,370,930
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,260	1,265,914
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%	01/30/23	795	733,388
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	2,240	2,385,600
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,228,520
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,200	2,262,986

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $23,363,654)					23,380,822

NON-CORPORATE SOVEREIGNS — 0.1%
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	BBB+(c)	3.125%	01/26/15	300	307,560
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	3.625%	03/15/22	600	588,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	846	752,940
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	1,155	1,042,388

TOTAL NON-CORPORATE SOVEREIGNS (cost $2,913,236)					2,690,888

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Banks(a)		0.250%	02/20/15	2,320	2,316,722
Federal Home Loan Banks		5.500%	07/15/36	950	1,168,015
Federal Home Loan Mortgage Corp.(a)		0.750%	01/12/18	455	440,535
Federal Home Loan Mortgage Corp.(a)		0.875%	03/07/18	765	740,274
Federal Home Loan Mortgage Corp.(a)		1.375%	05/01/20	2,105	1,994,605
Federal Home Loan Mortgage Corp.(a)		2.375%	01/13/22	6,185	6,010,441
Tennessee Valley Authority		5.880%	04/01/36	85	105,395

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,996,707)					12,775,987

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.3%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	2.750%	11/15/42	$1,025	$883,743
U.S. Treasury Bonds	2.875%	05/15/43	2,785	2,464,725
U.S. Treasury Bonds	3.125%	02/15/43	9,370	8,746,314
U.S. Treasury Bonds	11.250%	02/15/15	9,860	11,605,526
U.S. Treasury Inflation Indexed Notes	0.125%	04/15/18	8,908	9,138,154
U.S. Treasury Inflation Indexed Notes	0.125%	01/15/23	1,481	1,436,029
U.S. Treasury Inflation Indexed Notes	1.375%	01/15/20	9,275	10,105,942
U.S. Treasury Notes	0.250%	12/15/14	140	140,033
U.S. Treasury Notes(a)	0.250%	05/31/15	3,630	3,623,618
U.S. Treasury Notes	0.500%	06/15/16	890	886,245
U.S. Treasury Notes	0.500%	07/31/17	745	727,132
U.S. Treasury Notes	0.750%	12/31/17	7,485	7,323,017
U.S. Treasury Notes	0.875%	01/31/18	7,690	7,553,026
U.S. Treasury Notes	1.000%	08/31/16	3,780	3,809,234
U.S. Treasury Notes	1.000%	03/31/17	365	365,342
U.S. Treasury Notes	1.375%	06/30/18	19,915	19,904,106
U.S. Treasury Notes(a)	1.750%	05/15/23	2,800	2,622,374
U.S. Treasury Notes	2.375%	02/28/15	1,140	1,179,410
U.S. Treasury Notes	2.375%	07/31/17	4,975	5,229,969
U.S. Treasury Notes(a)	3.125%	04/30/17	5,890	6,359,822
U.S. Treasury Notes(a)	3.125%	05/15/21	1,620	1,739,601
U.S. Treasury Notes(a)	4.250%	11/15/17	6,475	7,324,844
U.S. Treasury Notes(i)	4.500%	11/15/15	12,950	14,177,220
U.S. Treasury Strips Coupon(j)	3.690%	02/15/26	4,035	2,740,181
U.S. Treasury Strips Coupon(j)	4.050%	08/15/27	7,495	4,742,626
U.S. Treasury Strips Coupon(j)	4.160%	02/15/28	14,530	8,984,800
U.S. Treasury Strips Coupon(j)	5.090%	08/15/33	5,985	2,933,338
U.S. Treasury Strips Principal(k)	0.500%	11/15/15	1,190	1,175,791

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $149,420,486)				147,922,162

TOTAL LONG-TERM INVESTMENTS (cost $1,582,297,827)				2,241,723,059

SHORT-TERM INVESTMENTS — 16.8%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $2,159,784)(i)(l)	0.045%	09/19/13	2,160	2,159,832

			Shares
AFFILIATED MUTUAL FUNDS — 16.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $127,465,281)(m)			13,169,481	122,344,475
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $271,715,896; includes $138,852,174 of cash collateral received for securities on loan)(m)(n)			271,715,896	271,715,896

TOTAL AFFILIATED MUTUAL FUNDS (cost $399,181,177)				394,060,371

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTION PURCHASED*
Call Option
Interest Rate Swap Options, Receive a fixed rate of 2.000% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $143,565)	Deutsche Bank AG	$16,890	$2,256

TOTAL SHORT-TERM INVESTMENTS (cost $401,484,526)			396,222,459

TOTAL INVESTMENTS — 112.1% (cost $1,983,782,353)			2,637,945,518
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (12.1)%			(285,062,703)

NET ASSETS — 100.0%			$2,352,882,815

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelan (Bearer)
EAFE	Europe, Australia, and the Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,885,885; cash collateral of $138,852,174 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(c)	Standard & Poor’s Rating.

(d)	Represents a step bond. Rate shown reflects the rate in effect at June 30, 2013.

(e)	Indicates a security that has been deemed illiquid.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,632,770. The aggregate value of $6,086,202 is approximately 0.3% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Rate shown reflects the effective yield at June 30, 2013.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2013.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Long Positions:
1057	5 Year U.S. Treasury Notes	Sept. 2013	$128,412,320	$127,946,547	$(465,773)
155	10 Year U.S. Treasury Notes	Sept. 2013	19,576,417	19,617,187	40,770
62	S&P 500 E-mini	Sept. 2013	5,062,116	4,957,830	(104,286)
101	S&P 500 Index	Sept. 2013	41,130,641	40,382,325	(748,316)
28	U.S. Ultra Bond	Sept. 2013	4,121,945	4,124,750	2,805

					(1,274,800)

Short Positions:
120	2 Year U.S. Treasury Notes	Sept. 2013	26,396,397	26,400,000	(3,603)
94	U.S. Long Bond	Sept. 2013	13,180,933	12,769,313	411,620

					408,017

					$(866,783)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
12,680	06/07/16	0.654%	3 month LIBOR(1)	$(45,446)	$—	$(45,446)	JPMorgan Chase Bank
20,110	08/31/16	0.934%	3 month LIBOR(1)	98,968	—	98,968	Credit Suisse International
6,255	08/31/16	0.975%	3 month LIBOR(2)	(39,658)	—	(39,658)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(2)	(40,419)	—	(40,419)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(2)	(26,031)	—	(26,031)	Deutsche Bank AG
18,335	11/30/16	0.945%	3 month LIBOR(2)	751	—	751	Citibank, NA
11,150	02/28/17	0.680%	3 month LIBOR(1)	(129,652)	—	(129,652)	Citibank, NA
6,325	08/31/17	0.751%	3 month LIBOR(2)	127,861	—	127,861	Bank of Nova Scotia
10,875	11/30/17	1.107%	3 month LIBOR(2)	132,687	—	132,687	Barclays Bank PLC
8,930	11/30/17	1.155%	3 month LIBOR(2)	91,401	—	91,401	Morgan Stanley Capital Services
2,940	03/15/18	0.885%	3 month LIBOR(2)	68,106	—	68,106	Bank of Nova Scotia
2,940	03/18/18	1.049%	3 month LIBOR(1)	(45,463)	—	(45,463)	Bank of Nova Scotia
2,634	05/17/18	0.989%	3 month LIBOR(2)	62,373	—	62,373	Credit Suisse International
4,350	11/15/19	1.443%	3 month LIBOR(1)	(132,205)	—	(132,205)	Morgan Stanley Capital Services
6,910	02/15/20	1.355%	3 month LIBOR(1)	(295,680)	—	(295,680)	Morgan Stanley Capital Services
4,350	02/15/20	1.505%	3 month LIBOR(2)	144,841	—	144,841	Morgan Stanley Capital Services

				$(27,566)	$—	$(27,566)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
11,035	11/30/17	1.457%	3 month LIBOR(2)	$—	$(19,265)	$(19,265)
11,005	11/30/17	1.417%	3 month LIBOR(2)	—	(1,359)	(1,359)
10,905	11/30/17	1.418%	3 month LIBOR(2)	—	(1,807)	(1,807)

				$—	$(22,431)	$(22,431)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,110	$(5,280)	$—	$(5,280)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	(15,866)	—	(15,866)	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,700	(24,868)	—	(24,868)	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,800	(350)	—	(350)	Deutsche Bank AG

				$(46,364)	$—	$(46,364)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	19,000	$(199,876)	$(221,358)	$21,482	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	11,000	(115,718)	(49,814)	(65,904)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%	8,000	(84,158)	(34,065)	(50,093)	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	3,000	(31,559)	(13,423)	(18,136)	Citibank, NA

				$(431,311)	$(318,660)	$(112,651)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	4,320	$271,417	$189,300	$82,117	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,120	196,023	133,918	62,105	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	1,200	75,394	50,007	25,387	Credit Suisse International

				$542,834	$373,225	$169,609

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,302,177,365	$58,366,466	$—
Exchange Traded Fund	1,190,635	—	—
Preferred Stocks	557,000	52,988	—
Rights	2,361	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	955,898	—
Collateralized Loan Obligations	—	25,965,472	8,367,560
Non-Residential Mortgage-Backed Securities	—	14,816,077	—
Residential Mortgage-Backed Securities	—	9,246,067	—
Bank Loans	—	8,874,524	86,292
Collateralized Mortgage Obligations	—	5,874,749	—
Commercial Mortgage-Backed Securities	—	108,647,480	2,243,665
Corporate Bonds	—	241,120,613	4,121,635
Covered Bonds	—	3,744,083	—
Mortgage-Backed Securities	—	245,979,111	—
Municipal Bonds	—	12,563,159	—
Non-Corporate Foreign Agencies	—	23,380,822	—
Non-Corporate Sovereigns	—	2,690,888	—
U.S. Government Agency Obligations	—	12,775,987	—
U.S. Government Treasury Obligations	—	150,081,994	—
Affiliated Mutual Funds	394,060,371	—	—
Options Purchased	—	2,256	—
Other Financial Instruments*
Futures Contracts	(866,783)	—	—
Interest Rate Swap Agreements	(22,431)	(27,566)	—
Credit Default Swap Agreements	—	10,594	—

Total	$1,697,098,518	$925,121,662	$14,819,152

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Mutual Funds (including 5.9% of collateral received for securities on loan)	16.7%
Mortgage-Backed Securities	10.5
U.S. Government Treasury Obligations	6.4
Oil, Gas & Consumable Fuels	5.0
Commercial Mortgage-Backed Securities	4.7
Pharmaceuticals	3.5
Insurance	3.3
Banking	2.6
Diversified Financial Services	2.2
Computers & Peripherals	2.1
Media	2.1
IT Services	2.0
Commercial Banks	1.9
Software	1.9
Chemicals	1.6
Aerospace & Defense	1.5
Collateralized Loan Obligations	1.5
Diversified Telecommunication Services	1.5
Beverages	1.4
Food & Staples Retailing	1.4
Industrial Conglomerates	1.4
Real Estate Investment Trusts	1.4

Internet Software & Services	1.3%
Specialty Retail	1.3
Tobacco	1.3
Capital Markets	1.2
Healthcare Equipment & Supplies	1.2
Healthcare Providers & Services	1.2
Household Products	1.2
Semiconductors & Semiconductor Equipment	1.2
Biotechnology	1.1
Communications Equipment	1.1
Electric Utilities	1.1
Energy Equipment & Services	1.0
Food Products	1.0
Hotels, Restaurants & Leisure	1.0
Machinery	1.0
Non-Corporate Foreign Agencies	1.0
Electric	0.7
Multi-Utilities	0.7
Consumer Finance	0.6
Foods	0.6
Healthcare & Pharmaceutical	0.6
Internet & Catalog Retail	0.6
Non-Residential Mortgage-Backed Securities	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Automobiles	0.5%
Multiline Retail	0.5
Municipal Bonds	0.5
Road & Rail	0.5
Telecommunications	0.5
U.S. Government Agency Obligations	0.5
Air Freight & Logistics	0.4
Cable	0.4
Capital Goods	0.4
Electrical Equipment	0.4
Energy – Other	0.4
Metals & Mining	0.4
Residential Mortgage-Backed Securities	0.4
Technology	0.4
Textiles, Apparel & Luxury Goods	0.4
Airlines	0.3
Collateralized Mortgage Obligations	0.3
Commercial Services & Supplies	0.3
Electronic Equipment, Instruments & Components	0.3
Healthcare Insurance	0.3
Life Sciences Tools & Services	0.3
Media & Entertainment	0.3
Non-Captive Finance	0.3
Auto Components	0.2
Covered Bonds	0.2
Household Durables	0.2
Lodging	0.2
Metals	0.2
Pipelines & Other	0.2
Retailers	0.2

Wireless Telecommunication Services	0.2%
Automotive	0.1
Brokerage	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Consumer	0.1
Containers & Packaging	0.1
Distributors	0.1
Energy – Integrated	0.1
Exchange Traded Fund	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Non-Corporate Sovereigns	0.1
Office Electronics	0.1
Packaging	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1

112.1
Liabilities in excess of other assets	(12.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$373,225		Premiums received for swap agreements	$318,660
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	191,091		Unrealized depreciation on over-the-counter swap agreements	180,497
Equity contracts	—	—		Due to broker — variation margin	852,602	*
Equity contracts	Unaffiliated investments	2,361		—	—
Interest rate contracts	Unaffiliated investments	2,256		—	—
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	726,988		Unrealized depreciation on over-the-counter swap agreements	754,554
Interest rate contracts	Due to broker — variation margin	455,195	*	Due to broker — variation margin	491,807	*

Total		$1,751,116			$2,598,120

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts cleared through an exchange. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Options Purchased	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$138,859	$138,859
Equity contracts	3,999	—	—	5,782,293	—	5,786,292
Interest rate contracts	—	73,980	(7,992)	(1,925,550)	529,119	(1,330,443)

Total	$3,999	$73,980	$(7,992)	$3,856,743	$667,978	$4,594,708

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Options Purchased	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$13,697	$13,697
Equity contracts	816	—	(502,555)	—	(501,739)
Interest rate contracts	—	(141,309)	(329,229)	505,024	34,486

Total	$816	$(141,309)	$(831,784)	$518,721	$(453,556)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$146,537	$17,083	$158,716,132	$29,778,167

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$123,721	$35,540	$5,760

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$134,885,885	$—	$—	$134,885,885
Over-the-counter Derivatives	920,335	—	—	920,335

				135,806,220

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared Derivatives	(125,008)	—	—	(125,008)
Over-the-counter Derivatives	(935,051)	—	—	(935,051)

				(1,060,059)

Collateral Amounts Pledged/(Received):
Securities on Loan				(134,885,885)
Exchange-traded and cleared Derivatives				125,008
Over-the-counter Derivatives				14,716

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS
Investments, at value including securities on loan of $134,885,885:
Unaffiliated investments (cost $1,584,601,176)	$2,243,885,147
Affiliated investments (cost $399,181,177)	394,060,371
Cash	53,021
Foreign currency, at value (cost $307,809)	304,651
Receivable for investments sold	82,461,090
Dividends and interest receivable	7,604,582
Unrealized appreciation on over-the-counter swap agreements	918,079
Premiums paid for swap agreements	373,225
Foreign tax reclaim receivable	111,928
Prepaid expenses	2,286
Receivable for Series shares sold	215

Total Assets	2,729,774,595

LIABILITIES
Payable for investments purchased	234,674,181
Collateral for securities on loan	138,852,174
Management fee payable	1,075,930
Unrealized depreciation on over-the-counter swap agreements	935,051
Payable for Series shares repurchased	539,741
Accrued expenses and other liabilities	370,109
Premiums received for swap agreements	318,660
Due to broker-variation margin	125,008
Affiliated transfer agent fee payable	926

Total Liabilities	376,891,780

NET ASSETS	$2,352,882,815

Net assets were comprised of:
Paid-in capital	$1,646,239,908
Retained earnings	706,642,907

Net assets, June 30, 2013	$2,352,882,815

Net asset value and redemption price per share, $2,352,882,815 / 124,709,675 outstanding shares of beneficial interest	$18.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $131,066)	$14,901,511
Interest income	14,524,548
Affiliated dividend income	969,753
Affiliated income from securities loaned, net	108,966

30,504,778

EXPENSES
Management fee	6,466,882
Custodian’s fees and expenses	175,000
Shareholders’ reports	134,000
Audit fee	18,000
Trustees’ fees	17,000
Insurance expenses	13,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	22,253

Total expenses	6,861,135

NET INVESTMENT INCOME	23,643,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,870,380
Futures transactions	3,856,743
Swap agreement transactions	667,978
Foreign currency transactions	(12,378)
Options written transactions	(7,992)

10,374,731

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $782,947)	106,474,539
Securities sold short	7,656
Futures	(831,784)
Swap agreements	518,721
Foreign currencies	(11,514)

106,157,618

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	116,532,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,175,992

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,643,643	$48,100,637
Net realized gain on investment and foreign currency transactions	10,374,731	40,776,625
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	106,157,618	152,480,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	140,175,992	241,357,943

DISTRIBUTIONS	—	(47,221,872)

SERIES SHARE TRANSACTIONS:
Series shares sold [349,715 and 580,731 shares, respectively]	6,540,705	10,042,436
Series shares issued in reinvestment of distributions [0 and 2,817,534 shares, respectively]	—	47,221,872
Series shares repurchased [4,323,103 and 8,997,150 shares, respectively]	(80,862,346)	(155,986,711)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(74,321,641)	(98,722,403)

TOTAL INCREASE IN NET ASSETS	65,854,351	95,413,668
NET ASSETS:
Beginning of period	2,287,028,464	2,191,614,796

End of period	$2,352,882,815	$2,287,028,464

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 90.1% ASSET-BACKED SECURITIES — 11.4%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Debt Obligations — 0.7%
Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.778%	10/17/21		$4,000	$3,999,512
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(c)	Aaa	0.486%	04/20/19		737	733,111
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	4.820%	08/01/16	EUR	2,000	2,478,867
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.516%	10/19/20		656	650,829

						7,862,319

Collateralized Loan Obligations — 3.8%
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(a)	Aaa	1.668%	04/20/25		3,300	3,239,867
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class B2, 144A	AA(b)	3.360%	04/20/25		500	472,132
Benefit Street Partners CLO Ltd. (Cayman Islands), Ser. 2013-IIA, Class A1, 144A(a)	Aaa	1.475%	07/15/24		900	896,850
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.542%	06/20/17		1,696	1,687,281
Brookside Mill CLO Ltd. 2013-1 (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.375%	04/17/25		2,600	2,550,941
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(a)	Aaa	0.526%	07/22/20		1,067	1,053,753
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aaa	0.743%	03/15/20		1,500	1,457,524
Hewett’s Island CLO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.535%	05/09/18		472	470,967
ING Investment Management Co. CLO (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.450%	04/15/24		6,200	6,199,901
LCM CLO LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(a)	Aaa	0.535%	06/01/17		406	402,759
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.533%	09/15/17		1,902	1,868,707
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.523%	03/15/18		784	777,398
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	0.706%	09/14/19	EUR	3,583	4,545,739
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(a)	Aaa	1.676%	11/22/23		2,800	2,796,766
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(a)	AA(b)	2.396%	11/22/23		2,700	2,639,228
OHA Intrepid Leveraged Loan Fund CLO Ltd. (Cayman Islands), Ser. 2013-1AR, Class AR, 144A(a)	Aaa	1.196%	04/20/21		5,000	4,992,500
Shackleton CLO Ltd. (Cayman Islands), Ser. 2013-3A, Class B2, 144A	AA(b)	3.440%	04/15/25		700	662,663
Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.327%	04/15/25		7,300	7,318,272
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A(a)	Aaa	0.526%	04/27/21		493	484,816
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.524%	11/01/18		2,011	1,991,777
Tyron Park CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.393%	07/15/25		300	299,370

						46,809,211

Non-Residential Mortgage-Backed Securities — 1.6%
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	0.993%	02/15/17		2,100	2,099,958

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.663%	03/24/17	$2,320	$2,294,645
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	B1	1.193%	05/15/34	200	139,311
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(b)	3.540%	10/20/32	3,380	3,473,768
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.093%	11/15/16	9,800	9,782,909
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(b)	2.000%	09/20/29	2,065	2,050,506

					19,841,097

Residential Mortgage-Backed Securities — 5.3%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.093%	09/25/33	1,588	1,437,844
Ameriquest Mortgage Securities, Inc. Ser. 2001-2, Class M3(a)	Caa2	3.118%	10/25/31	506	385,720
Ser. 2004-R8, Class M1(a)	Baa1	1.153%	09/25/34	950	907,930
Argent Securities, Inc. Ser. 2003-W2, Class M4(a)	B2	5.818%	09/25/33	2,400	1,925,645
Ser. 2004-W6, Class M1(a)	Baa1	0.743%	05/25/34	2,518	2,441,609
Ser. 2004-W10, Class A2(a)	Aaa	0.973%	10/25/34	1,802	1,697,612
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Ba3	1.243%	08/25/33	1,736	1,598,072
Asset Backed Securities Corp. Home Equity Ser. 2003-HE3, Class M1(a)	Ba2	1.438%	06/15/33	1,412	1,315,655
Ser. 2004-HE1, Class M1(a)	Ba1	1.243%	01/15/34	253	240,901
Ser. 2004-HE5, Class M1(a)	Baa3	1.093%	08/25/34	2,264	2,155,088
Bear Stearns Asset Backed Securities Trust Ser. 2004-HE2, Class M1(a)	Ba1	1.093%	03/25/34	4,784	4,337,676
Ser. 2004-HE3, Class M2(a)	B1	1.918%	04/25/34	1,935	1,760,888
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.568%	03/25/33	224	24,006
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.686%	03/25/34	1,300	1,301,284
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.443%	08/25/32	90	73,870
Equity One ABS, Inc., Ser. 2004-3, Class M1	B1	5.238%	07/25/34	686	588,811
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B1	0.913%	09/25/35	3,600	3,073,252
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.243%	12/25/33	255	243,401
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba1	1.168%	11/25/33	2,598	2,507,962
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.472%	01/20/36	669	637,240
Ser. 2006-2, Class A1(a)	Aaa	0.342%	03/20/36	178	176,390
Ser. 2006-2, Class A2(a)	Aaa	0.372%	03/20/36	216	214,187
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.943%	02/25/34	4,250	3,880,310
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B1	0.973%	02/25/34	2,582	2,486,638
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	BB+(b)	0.993%	08/25/35	861	749,594
Ser. 2004-OPT1, Class A1A(a)	A+(b)	0.453%	06/25/35	2,383	2,201,976
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	C	3.343%	11/25/32	140	51,180
Ser. 2003-HE1, Class M1(a)	Ba2	1.393%	05/25/33	1,558	1,488,566
Ser. 2003-HE3, Class M1(a)	Ba3	1.213%	10/25/33	1,154	1,050,923
Ser. 2004-NC1, Class M1(a)	Baa2	1.243%	12/27/33	955	913,298
Ser. 2004-OP1, Class M1(a)	A3	1.063%	11/25/34	3,688	3,159,500
Ser. 2004-WMC1, Class M1(a)	Ba1	1.123%	06/25/34	2,504	2,375,114

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Ser. 2004-WMC2, Class M1(a)	Ba3	1.108%	07/25/34		$2,065	$1,934,287
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	Baa3	1.318%	10/25/33		3,462	3,335,288
Ser. 2004-4, Class M1(a)	Ba1	0.958%	02/25/35		3,048	2,648,180
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.393%	12/25/34		601	581,452
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa3	5.221%	02/25/34		1,000	1,059,874
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	B2	1.318%	12/25/32		270	244,934
Securitized Asset-Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	B1	0.973%	02/25/34		3,841	3,517,884
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A3	0.958%	02/25/35		76	71,025
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	BB+(b)	0.898%	03/25/34		2,297	2,106,915
Ser. 2004-7, Class A8(a)	AAA(b)	1.393%	08/25/34		1,400	1,237,250
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(b)	3.193%	07/25/32		1,091	995,855

						65,135,086

TOTAL ASSET-BACKED SECURITIES (cost $130,986,097)						139,647,713

BANK LOANS(a) — 3.0%
Automotive — 0.4%
Chrysler Group LLC	Ba1	4.250%	05/24/17		1,366	1,380,954
RAC PLC (United Kindom) (original cost $2,404,536; purchased 10/24/12)(c)(d)	B2	5.629%	10/29/19	GBP	1,500	2,291,419
Schaeffller AG (Germany)	Ba3	4.250%	01/27/17		1,500	1,499,532

						5,171,905

Cable — 0.2%
Cequel Communications LLC	Ba2	3.500%	02/14/19		297	298,106
Kabel Deutschland Vertrieb und Service GmbH & co. (Germany)	Ba2	3.250%	02/01/19		254	252,737
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/08/20		1,500	1,483,359

						2,034,202

Chemicals — 0.1%
Rockwood Holdings, Inc.	Baa3	3.750%	02/09/18		958	960,491

Electric — 0.1%
Calpine Corp.	B1	4.000%	04/01/18		413	411,467
Calpine Corp.	B1	4.000%	04/01/18		412	411,236

						822,703

Foods — 0.1%
Del Monte Foods Co.	B1	4.000%	03/08/18		1,743	1,734,651

Gaming — 0.2%
CCM Merger, Inc.	B2	5.000%	03/01/17		2,581	2,571,601

Healthcare & Pharmaceutical — 0.9%
Alere, Inc.	Ba3	3.274%	06/30/16		487	487,404
Alere, Inc.	Ba3	3.526%	06/30/17		476	477,566
Davita, Inc.	Ba2	4.000%	11/01/19		1,041	1,041,506
HCA, Inc.	Ba3	3.026%	03/31/17		1,108	1,108,273
HCA, Inc.	Ba3	3.026%	05/01/18		462	461,883
Hologic, Inc.	Ba2	2.276%	08/01/17		2,235	2,229,574
Quintiles Transnational Corp.	B1	4.500%	06/08/18		1,473	1,472,616

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

BANK LOANS(a) (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Healthcare & Pharmaceutical (continued)
RPI Finance Trust	Baa2	3.500%	05/09/18		$3,880	$3,877,671

						11,156,493

Media & Entertainment — 0.3%
ProSiebenSat. 1 Media AG (Germany)	Ba2	2.922%	07/03/18	EUR	2,805	3,618,597

Non-Captive Finance — 0.1%
RBS WorldPay, Inc.	Ba3	4.500%	11/30/19		900	1,370,003

Retailers — 0.2%
Alliance Boots Ltd. (United Kingdom)	B1	3.986%	07/09/17	GBP	2,000	2,984,882

Technology — 0.4%
First Data Corp.	B1	4.193%	03/24/17		183	178,916
First Data Corp.	B1	4.193%	03/26/18		2,411	2,347,102
Flextronics International Ltd. (Singapore)	Ba1	2.445%	10/01/14		157	156,855
Flextronics International Ltd. (Singapore)	Ba1	2.445%	10/01/14		17	16,943
Freescale Semiconductor, Inc.	B1	5.000%	02/28/20		1,746	1,728,169
Sensata Technologies, Inc. (Netherlands)	Baa3	3.750%	05/12/18		442	447,309

						4,875,294

TOTAL BANK LOANS (cost $37,206,691)						37,300,822

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19		684	698,791
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19		147	151,027
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa3	2.578%	02/25/34		1,728	1,706,697
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(b)	5.000%	03/25/20		580	592,045

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,161,063)						3,148,560

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
Banc of America Commercial Mortgage, Inc. Ser. 2006-3, Class A4	BBB+(b)	5.889%	07/10/44		1,600	1,774,568
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47		2,443	2,470,269
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45		3,060	3,080,381
Ser. 2006-6, Class A4	Aaa	5.356%	10/10/45		800	871,811
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49		1,688	1,709,248
Ser. 2007-4, Class A3(a)	AAA(b)	6.002%	02/10/51		3,960	4,109,343
Ser. 2007-5, Class A3	AAA(b)	5.620%	02/10/51		2,445	2,485,531
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42		142	143,830
Citigroup Commercial Mortgage Trust Ser. 2007-C6, Class A4(a)(e)	Aaa	5.885%	12/10/49		1,590	1,800,084
Ser. 2013-GC11, Class A3	Aaa	2.815%	04/10/46		2,800	2,583,881
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class AAB(a)	Aaa	5.514%	01/15/46		1,538	1,565,160
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49		2,515	2,576,431
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A4(a)	AAA(b)	5.940%	06/10/46		4,000	4,396,680
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46		1,513	1,516,582
Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45		2,000	1,831,926
Ser. 2013-CR7, Class A3	Aaa	2.929%	03/10/46		3,900	3,641,028
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(b)	5.569%	02/15/39		4,400	4,806,595
Ser. 2006-C1, Class AM(a)	AAA(b)	5.569%	02/15/39		970	1,041,030
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40		158	158,228

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Ser. 2007-C4, Class A2(a)	Aaa	5.954%	09/15/39	$271	$271,991
Ser. 2007-C4, Class A3(a)	Aaa	5.954%	09/15/39	10,550	10,883,264
FHLMC Multifamily Structured Pass-Through Certificates, I/O Ser. K020, Class X1(a)	AA+(b)	1.612%	05/25/22	29,313	2,924,808
Ser. K021, Class X1(a)	AA+(b)	1.646%	06/25/22	16,650	1,730,859
Ser. K501, Class X1A(a)	AA+(b)	1.876%	08/25/16	12,289	495,901
Ser. K710, Class X1(a)	AA+(b)	1.914%	05/25/19	23,414	2,039,784
Ser. K711, Class X1(a)	AA+(b)	1.833%	07/25/19	27,947	2,375,610
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	5,043	5,028,019
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4	AAA(b)	5.238%	11/10/45	1,280	1,368,319
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class AJ(a)	Baa1	4.859%	08/10/42	1,700	1,763,380
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,055	3,146,011
GS Mortgage Securities Corp. II Ser. 2006-GG6, Class A4	AAA(b)	5.553%	04/10/38	6,700	7,297,781
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	144	144,816
Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	2,960	2,994,464
GS Mortgage Securities Trust, Ser. 2013-GC12, Class A3	AAA(b)	2.860%	06/10/46	4,600	4,217,331
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,927,047
Ser. 2007-LD11, Class A2(a)	Aaa	5.988%	06/15/49	5,396	5,531,386
Ser. 2007-LD12, Class A3(a)	Aaa	6.125%	02/15/51	9,200	9,561,238
Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	2,000	1,823,440
Ser. 2013-C10, Class A4	AAA(b)	2.875%	12/15/47	4,600	4,232,193
Ser. 2013-LC11, Class A4	Aaa	2.694%	04/15/46	4,600	4,258,321
LB-UBS Commercial Mortgage Trust Ser. 2005-C7, Class AM(a)	AA(b)	5.263%	11/15/40	2,100	2,241,078
Ser. 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	880	920,558
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	1,662	1,657,416
Merrill Lynch Mortgage Trust Ser. 2006-C1, Class A4(a)	AAA(b)	5.872%	05/12/39	7,920	8,743,529
Ser. 2007-C1, Class A3(a)	AAA(b)	6.038%	06/12/50	690	719,065
Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-2, Class A4(a)	Aaa	6.086%	06/12/46	2,625	2,915,669
Ser. 2006-4, Class A2	Aaa	5.112%	12/12/49	498	498,380
Ser. 2006-4, Class A3	Aaa	5.172%	12/12/49	1,400	1,529,704
Ser. 2007-9, Class A2	AAA(b)	5.590%	09/12/49	1,031	1,032,911
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 2013-C8, Class A3	Aaa	2.863%	12/15/48	1,700	1,603,450
Ser. 2013-C9, Class A3	Aaa	2.834%	05/15/46	2,300	2,148,002
Ser. 2013-C10, Class A3	Aaa	3.734%	07/15/46	4,800	4,845,024
Morgan Stanley Capital I Trust Ser. 2006-T23, Class A3(a)	AAA(b)	5.984%	08/12/41	1,318	1,320,361
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	4,783	4,896,267
UBS-Barclays Commercial Mortgage Trust Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	2,300	2,151,903
Ser. 2013-C5, Class A3	Aaa	2.920%	03/10/46	4,600	4,325,596
Ser. 2013-C6, Class A3	Aaa	2.971%	04/10/46	3,800	3,562,287
Wachovia Bank Commercial Mortgage Trust Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,349,510
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	241	242,270
Ser. 2007-C31, Class A4(e)	Aa2	5.509%	04/15/47	5,150	5,661,416
Ser. 2007-C33, Class A3(a)	Aaa	6.122%	02/15/51	3,859	3,950,539
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	1,980	1,973,061

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $175,117,693)					176,866,565

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS — 46.7%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Aerospace & Defense — 0.2%
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	$	2,350	$2,790,606

Airlines — 0.5%
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs. Ser. 2001-1, Class A-1(c)	Baa2	6.703%	06/15/21		2	2,545
Ser. 2001-1, Class B	Ba1	7.373%	12/15/15		394	413,596
Ser. 2007-1, Class A	Baa2	5.983%	04/19/22		1,623	1,801,425
Ser. 2010-1, Class A(e)	Baa2	4.750%	01/12/21		517	553,176
Delta Air Lines Pass-Through Trust, Pass-thru Certs. Ser. 2007-1, Class A	Baa1	6.821%	08/10/22		1,276	1,442,941
Ser. 2010-2, Class A(e)	Baa1	4.950%	05/23/19		661	702,482
Ser. 2011-1, Class A	Baa1	5.300%	04/15/19		683	734,433
United Airline Pass-Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa3	6.636%	07/02/22		959	1,025,934

						6,676,532

Automotive — 0.9%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20		825	866,512
Delphi Corp., Gtd. Notes(e)	Ba1	5.875%	05/15/19		1,400	1,487,500
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43		750	659,693
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18		2,225	2,142,335
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16		375	392,861
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16		4,630	4,836,720
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14		660	704,695

						11,090,316

Banking — 10.4%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22		3,202	2,956,461
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22		750	697,289
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22		1,730	1,658,016
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	B1	8.000%	12/29/49		3,500	3,898,125
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22		1,775	1,970,330
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17		4,590	5,145,174
Bank of America Corp., Sr. Unsec’d. Notes, MTN(e)	Baa2	3.300%	01/11/23		4,275	4,040,504
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16		1,340	1,404,699
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17		790	856,821
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(e)	A2	6.750%	05/22/19		1,610	1,917,908
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes(e)	A2	7.250%	02/01/18		1,575	1,875,417
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17		2,460	2,715,781
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16		700	781,138
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	11/21/17		2,050	2,329,925
Citigroup, Inc., Sr. Unsec’d. Notes(e)	Baa2	6.125%	05/15/18		2,500	2,861,845
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39		4,120	5,441,445
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		1,375	1,732,537
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20		2,005	2,339,891
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18		3,275	3,163,706
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22		4,200	4,632,654
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20		2,420	2,719,168
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18		1,355	1,526,868

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)(f)	A3	6.250%	09/01/17	$	3,195	$3,620,587
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	6.250%	02/01/41		2,195	2,482,510
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37		440	450,720
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	09/15/37		1,625	1,806,495
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20		260	310,219
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba3	7.250%	08/29/49		2,380	2,290,750
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15		770	776,530
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16		1,625	1,597,794
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(e)	Ba1	7.900%	04/29/49		6,130	6,926,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16		2,245	2,331,657
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22		500	474,701
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20		600	623,662
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20		5,100	5,333,208
KeyCorp, Sr. Unsec’d. Notes, MTN(e)	Baa1	5.100%	03/24/21		1,155	1,285,011
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49		1,590	1,617,882
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(e)	A2	5.800%	01/13/20		2,650	2,981,815
Mizuho Corporate Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850%	03/21/18		1,125	1,092,021
Morgan Stanley, Notes, Ser. G, MTN	Baa1	5.450%	01/09/17		4,035	4,360,818
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21		1,920	2,084,068
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		2,635	2,832,180
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21		1,650	1,761,916
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22		1,675	1,572,932
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15		625	635,475
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19		1,525	1,694,415
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		950	974,065
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16		525	553,832
State Street Corp., Jr. Sub. Debs.	Baa1	4.956%	03/15/18		3,025	3,332,776
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes.	Aa3	3.000%	01/18/23		2,250	2,119,428
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16		4,120	4,318,942
Wells Fargo & Co., Sr. Unsec’d. Notes(g)	A2	3.676%	06/15/16		7,240	7,735,346

						126,644,357

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43		650	622,323
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(j)	NR	6.875%	05/02/18		2,740	674,725
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		950	939,399

						2,236,447

Building Materials & Construction — 1.1%
Building Materials Corp. of America, Gtd. Notes, 144A	Ba3	7.500%	03/15/20		1,615	1,728,050
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	08/15/13		2,600	2,614,705
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23		594	570,055
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		2,500	2,450,000
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42		1,540	1,493,800
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15		4,695	4,882,800

						13,739,410

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Cable — 2.0%
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $410,238; purchased 09/13/12)(c)(d)	B2	11.500%	11/20/14		$370	$398,675
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21		2,225	2,397,437
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	8.625%	02/15/19		1,610	1,859,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		2,825	2,967,702
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		275	285,498
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		1,375	1,226,602
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14		1,400	1,459,500
Echostar DBS Corp., Gtd. Notes(e)	Ba3	7.000%	10/01/13		2,000	2,022,000
Lynx I Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21	GBP	1,050	1,583,496
Nara Cable Funding Ltd., Reg.-S (Ireland), Sr. Sec’d. Notes	B1	8.875%	12/01/18	EUR	800	1,085,570
TCI Communications, Inc., Sr. Unsec’d. Notes	A3	7.875%	02/15/26		750	992,614
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		5,520	6,318,496
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18		1,996	2,093,305

						24,690,445

Capital Goods — 1.6%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500%	07/15/22		1,375	1,433,437
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13		1,000	1,006,250
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(c)(d)	Baa1	6.700%	06/01/34		920	1,037,947
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(c)(d)	Baa1	7.000%	10/15/37		770	906,676
FedEx Corp., Gtd. Notes(e)	Baa1	4.100%	04/15/43		625	551,767
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42		1,275	1,186,381
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19		1,500	1,586,250
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22		1,140	1,163,898
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda), Gtd. Notes, 144A	Baa2	5.750%	06/15/43		425	431,899
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $474,815; purchased 07/10/12)(c)(d)	Baa3	2.500%	07/11/14		475	481,769
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(c)(d)	Baa3	2.500%	03/15/16		2,025	2,059,790
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(c)(d)	Baa3	3.125%	05/11/15		675	697,478
Pentair Finance SA (Luxembourg), Gtd. Notes	Baa2	1.875%	09/15/17		625	612,137
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98		1,100	994,420
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22		1,700	1,840,250
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		1,675	1,651,723
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,960	2,080,985

						19,723,057

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(e)	Baa2	4.900%	06/01/43	$1,300	$1,228,480
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	488,496
Ashland, Inc., Gtd. Notes, 144A(e)	Ba1	4.750%	08/15/22	875	866,250
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43	675	640,958
CF Industries, Inc., Gtd. Notes	Baa2	6.875%	05/01/18	380	446,773
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	300	358,910
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	1,252	1,832,371
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	345	331,502
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	6.000%	11/15/21	3,550	3,989,156
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	Ba1	3.914%	01/31/18	1,050	971,250
Union Carbide Corp., Sr. Unsec’d. Notes(e)	Baa2	7.875%	04/01/23	3,058	3,772,413

					14,926,559

Commercial Services & Supplies
ADT Corp. (The), Sr. Unsec’d. Notes	Baa2	4.125%	06/15/23	500	470,956

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%	10/01/18	2,000	2,280,000

Electric — 2.9%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	4,000	4,500,000
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	775	893,187
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	3.350%	07/01/23	550	535,002
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	1,250	1,334,375
Duke Energy Corp., Sr. Unsec’d. Notes(e)	Baa2	2.100%	06/15/18	3,775	3,751,633
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,538,189
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	1,450	1,339,078
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	1,700	1,747,826
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	500	535,124
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(e)	Baa2	6.200%	10/01/17	1,930	2,206,359
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(e)	Baa2	6.250%	10/01/39	1,900	2,066,630
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. A	Baa3	2.750%	03/15/18	1,800	1,752,367
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	1,150	1,170,617
NRG Energy, Inc., Gtd. Notes, 144A	B1	6.625%	03/15/23	2,750	2,750,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(e)	A3	4.600%	06/15/43	1,950	1,919,693
South Carolina Electric & Gas Co., First Mtge. Bonds	A3	4.600%	06/15/43	2,025	1,965,013
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650%	05/15/18	1,953	2,210,804
Westar Energy, Inc., First Mtge. Bonds	A3	4.100%	04/01/43	475	448,672
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,187,310

					35,851,879

Energy – Integrated — 0.7%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(e)	Baa2	4.450%	09/15/42	1,825	1,636,301
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	350	348,005
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	700	696,606
LUKOIL International Finance B.V. (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,300	1,457,950
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A(e)	Ba2	7.250%	12/12/21	1,340	1,417,050
Pacific Rubiales Energy Corp., Reg.-S (Canada), Gtd. Notes	Ba2	7.250%	12/12/21	340	359,550
Sasol Financing International PLC (Isle of Man), Gtd. Notes	Baa1	4.500%	11/14/22	2,725	2,520,625
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN	Baa2	6.625%	03/20/17	585	634,725

					9,070,812

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other — 1.7%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, Reg.-S	B+(b)	11.500%	02/01/16	$600	$666,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	3,265	3,754,685
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	1,450	1,680,177
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	300,381
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38	450	543,464
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,621,927
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	1,950	2,196,882
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,750	2,066,146
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	1,000	1,015,000
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	1,860	1,889,554
Rosneft Oil Co. Via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	3.149%	03/06/17	1,165	1,147,525
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	1,075	1,062,359
Weatherford International Ltd. (Bermuda), Gtd. Notes(e)	Baa2	5.125%	09/15/20	1,165	1,221,088
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.950%	04/15/42	1,550	1,465,013

					20,630,201

Foods — 1.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(f)	A3	6.875%	11/15/19	2,200	2,740,784
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(f)	A3	7.750%	01/15/19	1,640	2,074,326
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	1,350	1,380,375
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A(e)	Baa3	3.950%	05/22/23	275	242,000
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,050,000
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	1,756	1,892,090
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(c)(d)(e)	Ba3	7.250%	06/01/21	1,330	1,330,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(e)	Baa2	5.000%	06/04/42	900	911,423
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250%	02/10/22	725	866,375
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,205,522
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	1,000	1,129,536

					15,822,431

Gaming — 0.6%
Ameristar Casinos, Inc., Gtd. Notes(e)	B3	7.500%	04/15/21	1,550	1,612,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500%	10/15/15	1,710	1,778,400
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B1	8.625%	08/01/17	2,500	2,606,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,404,000; purchased 06/22/11-06/28/12)(c)(d)	B1	11.375%	07/15/16	1,300	1,373,125

					7,369,775

Healthcare & Pharmaceutical — 2.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	850	789,534
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,515	2,504,789
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	405	418,878
Baxter International, Inc., Sr. Unsec’d. Notes	A3	3.200%	06/15/23	3,615	3,545,874
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	8.000%	11/15/19	2,500	2,659,375
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	2.950%	06/15/23	725	685,366

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	$3,750	$3,832,493
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	825	917,589
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	2,250	2,584,687
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,047,500
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	347,200
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	225	214,929
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	4.150%	05/18/43	2,075	1,976,867
Mylan, Inc., Gtd. Notes, 144A(e)	Baa3	7.625%	07/15/17	2,030	2,247,638
Pfizer, Inc., Sr. Unsec’d. Notes(e)	A1	4.300%	06/15/43	1,550	1,504,906
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	1,500	1,537,500
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	700	624,676
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	200	190,023
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	1,525	1,424,141

					29,053,965

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	12/15/37	1,900	2,323,890
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	792,529
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,344,085
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	837,214
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	01/15/15	4,025	4,320,004
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/15/43	1,200	1,094,772
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	910,065
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	237,228
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	525	486,975
WellPoint, Inc., Sr. Unsec’d. Notes(e)	Baa2	4.650%	01/15/43	1,225	1,141,806

					14,488,568

Insurance — 3.2%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	465,697
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,852,505
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43	375	369,698
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	341,462
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,101,702
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,486,487
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,160,317
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,550,816
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/11/23	1,850	1,781,174
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(e)	Aa2	4.500%	02/11/43	1,350	1,282,800
Chubb Corp. (The), Jr. Sub. Notes(a)(e)	A3	6.375%	03/29/67	1,775	1,899,250
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,507,117
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(e)	Baa3	5.125%	04/15/22	500	544,058
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,100,111
Lincoln National Corp., Jr. Sub. Notes(a)	Baa3	6.050%	04/20/67	350	342,888
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40	1,265	1,572,247
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%	07/01/19	1,265	1,621,898
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	350	330,322

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	$1,200	$1,758,597
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	A2	5.000%	10/18/42	850	831,407
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	500	562,921
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	970,663
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	150	143,911
Progressive Corp. (The), Jr. Sub. Notes(a)(e)	A2	6.700%	06/15/37	1,015	1,096,200
Sompo Japan Insurance, Inc. (Japan), Jr. Sub. Notes, 144A(a)	A3	5.325%	03/28/73	300	278,404
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(e)	Aa2	6.850%	12/16/39	2,310	2,821,071
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	500	551,078
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,339,946
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(e)	Ba1	6.500%	12/31/49	1,880	1,833,000
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	146,901

					39,644,648

Lodging — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	1,921	2,074,680
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,325	1,233,726
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950%	03/01/17	2,420	2,449,347

					5,757,753

Media & Entertainment — 2.7%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	240,665
CBS Corp., Gtd. Notes (original cost $2,559,883; purchased 09/21/12)(c)(d)	Baa2	4.850%	07/01/42	2,450	2,264,792
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	2,300	2,507,000
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(g)	Baa2	5.307%	05/11/22	900	924,750
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	665	776,187
Liberty Interactive LLC, Sr. Unsec’d. Notes(e)	B2	8.250%	02/01/30	2,250	2,407,500
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	1,350	1,456,237
NBCUniversal Media LLC, Gtd. Notes	A3	4.450%	01/15/43	2,675	2,497,174
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	498,813
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,430	1,587,978
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	76,447
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,724,930
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	4.950%	04/01/14	7,000	7,105,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16	4,750	5,415,000
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	1,702	2,046,187
Time Warner Cos., Inc., Gtd. Notes(e)	Baa2	7.250%	10/15/17	1,440	1,725,028
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	388	329,100

					33,582,788

Metals — 1.2%
Adaro Indonesia PT (Indonesia), Gtd. Notes, Reg.-S	Ba1	7.625%	10/22/19	745	782,250
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(e)	Baa2	4.100%	05/01/23	650	543,046
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,716,000

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Metals (continued)
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16		$2,025	$2,136,375
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		415	397,590
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18		4,075	4,085,187
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	B1	7.750%	04/27/17		800	800,000
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40		990	973,376
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		550	587,925
Vedanta Resources PLC (United Kingdom), Sr. Notes, 144A	Ba3	6.000%	01/31/19		1,050	997,500
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,825	1,857,887

						14,877,136

Non-Captive Finance — 2.7%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	08/15/22		1,350	1,339,875
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19		4,000	4,130,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38		675	743,010
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(f)	A1	6.000%	08/07/19		6,315	7,331,298
General Electric Capital Corp., Sub. Notes(e)	A2	5.300%	02/11/21		1,185	1,299,911
HSBC Finance Corp., Sub. Notes	Baa2	6.676%	01/15/21		295	326,137
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(e)	Ba2	6.500%	09/01/14		2,875	2,990,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		1,125	1,156,088
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	6.250%	05/15/19		1,400	1,438,500
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.659%	09/29/36		3,775	2,755,750
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(c)	Aa2	1.004%	07/03/33		1,443	1,221,039
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Baa3	5.875%	09/25/22		1,865	1,845,888
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14		4,150	4,243,375
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		1,075	1,123,375
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17		1,000	981,250

						32,925,496

Packaging — 0.4%
Ball Corp., Gtd. Notes	Ba1	6.750%	09/15/20		345	371,737
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba2	7.375%	07/15/21	EUR	1,470	2,143,025
Greif, Inc., Sr. Unsec’d. Notes, 144A	Ba2	7.750%	08/01/19		1,815	2,078,175

						4,592,937

Paper — 0.9%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		675	718,068
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39		1,000	1,200,161
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		2,205	2,699,846
MeadWestvaco Corp., Sr. Unsec’d. Notes(e)	Baa3	7.375%	09/01/19		4,400	5,205,424
Rock-Tenn Co., Gtd. Notes(e)	Ba1	4.450%	03/01/19		1,165	1,233,458

						11,056,957

Pipelines & Other — 1.0%
AGL Capital Corp., Gtd. Notes	Baa1	4.400%	06/01/43		1,050	973,077
Buckeye Partners LP, Sr. Unsec’d. Notes(e)	Baa3	4.150%	07/01/23		1,760	1,712,383
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43		775	704,415

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Pipelines & Other (continued)
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.700%	02/15/42		$900	$953,070
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42		550	518,858
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33		1,550	1,855,569
NiSource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44		300	271,650
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20		1,345	1,499,863
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17		750	737,574
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16		2,275	2,608,722

						11,835,181

Real Estate Investment Trusts — 0.5%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		2,900	3,015,339
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		8	9,282
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		45	46,325
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22		325	318,895
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18		40	46,996
Simon Property Group LP, Sr. Unsec’d. Notes(e)	A3	10.350%	04/01/19		1,685	2,333,610

						5,770,447

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39		2,000	2,337,150
Home Depot, Inc. (The), Sr. Unsec’d. Notes(e)	A3	4.200%	04/01/43		1,025	973,666
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22		2,200	2,233,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41		1,190	1,376,610

						6,920,426

Technology — 1.8%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23		2,725	2,527,339
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		600	620,991
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21		2,200	1,666,500
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17		5,279	5,569,345
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		195	203,409
NXP B.V./NXP Funding LLC (Netherlands), Gtd. Notes, 144A(e)	B3	3.750%	06/01/18		1,925	1,886,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20		2,875	3,047,500
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	7.625%	11/15/20		1,700	1,802,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		1,850	2,048,875
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		2,000	2,089,392

						21,461,851

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		655	708,341
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31		103	143,440
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40		483	488,718
AT&T, Inc., Sr. Unsec’d. Notes(f)	A3	6.550%	02/15/39		1,990	2,285,038
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	BB+(b)	5.125%	03/11/23		1,050	954,240
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		328	493,786
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,255	2,928,787
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, Reg.-S	B3	11.750%	01/31/20	EUR	1,400	2,068,310
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(c)(d)	Baa3	7.995%	06/01/36		1,250	1,318,933
MetroPCS Wireless, Inc., Gtd. Notes(e)	Ba3	7.875%	09/01/18		775	825,375

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Telecommunications (continued)
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A3	2.125%	05/01/18		$675	$642,397
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19		1,300	1,352,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41		780	741,846
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21		1,300	1,386,125
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125%	04/30/18		200	227,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A (original cost $492,804; purchased 11/30/11)(c)(d)	B3	11.750%	07/15/17	EUR	450	609,169

						17,174,005

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		2,715	4,018,232
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18		2,375	2,334,587
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		515	538,407
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.750%	05/20/23		825	761,230
Lorillard Tobacco Co., Gtd. Notes(e)	Baa2	8.125%	06/23/19		895	1,096,715

						8,749,171

TOTAL CORPORATE BONDS (cost $547,633,615)						571,905,112

COVERED BOND — 0.1%
Depfa ACS Bank (Ireland), Covered Notes, 144A (cost $1,490,593)	A3	5.125%	03/16/37		1,515	1,304,392

FOREIGN AGENCIES — 3.3%
CNOOC Finance 2013 Ltd. (British Virgin Islands), Gtd. Notes	Aa3	3.000%	05/09/23		1,050	948,525
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19		2,344	2,554,670
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15		1,275	1,383,375
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	11/04/16		265	275,269
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A(e)	Baa1	4.950%	05/23/16		1,950	2,024,744
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22		975	1,031,062
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		2,845	3,428,225
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19		1,080	1,301,400
Kazmunaygas National Co. (Netherland), Sr. Unsec’d. Notes, 144A, MTN	Baa3	5.750%	04/30/43		1,075	951,375
KazMunayGas National Co. (Netherland), Gtd. Notes, 144A, MTN	Baa3	9.125%	07/02/18		935	1,119,662
KazMunayGas National Co. (Netherland), Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750%	01/23/15		1,475	1,670,438
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625%	11/16/21		600	609,833
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, Reg.-S (e)	A1	4.250%	11/02/20		1,750	1,774,341
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22		1,450	1,294,685

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21	$1,650	$1,691,124
Majapahit Holding BV (Indonesia), Gtd. Notes, Reg.-S	Baa3	7.750%	10/17/16	2,500	2,768,750
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	Baa3	4.300%	05/20/23	650	601,250
Petrobras Global Finance BV (Netherlands), Gtd. Notes(e)	A3	4.375%	05/20/23	770	706,353
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(e)	A3	5.375%	01/27/21	2,925	2,938,730
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	3,435	3,220,312
Petroleos Mexicanos (Mexico), Gtd. Notes(e)	Baa1	4.875%	01/24/22	2,100	2,142,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	06/27/44	1,200	1,080,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(e)	Baa1	3.500%	01/30/23	1,125	1,037,812
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(e)	Baa1	5.500%	06/27/44	980	882,000
Power Sector Assets & Liabilities Management Corp. (Philippines), Gtd. Notes, Reg.-S	Ba1	7.390%	12/02/24	1,750	2,117,500
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	08/01/17	1,250	1,238,515

TOTAL FOREIGN AGENCIES (cost $41,321,861)					40,791,950

MORTGAGE-BACKED SECURITIES — 2.7%
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	500	506,406
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	217	231,676
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	1,896	2,089,920
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	1,437	1,600,009
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,173	1,323,287
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	163	188,344
Federal National Mortgage Association		4.000%	05/01/19	151	161,277
Federal National Mortgage Association		4.000%	TBA 30 YR	2,500	2,604,394
Federal National Mortgage Association		4.500%	12/01/18-02/01/35	1,297	1,386,110
Federal National Mortgage Association		5.500%	03/01/17-06/01/34	4,303	4,641,846
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	3,264	3,589,150
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	2,310	2,575,797
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	191	223,394
Government National Mortgage Association		3.500%	TBA 30 YR	2,000	2,051,562
Government National Mortgage Association		5.500%	01/15/33-07/15/35	2,921	3,215,544
Government National Mortgage Association		6.000%	12/15/32-11/15/34	2,966	3,358,094
Government National Mortgage Association		6.500%	09/15/32-11/15/33	2,359	2,646,045
Government National Mortgage Association		7.500%	10/15/25-02/15/26	67	76,211

TOTAL MORTGAGE-BACKED SECURITIES (cost $30,488,340)					32,469,066

MUNICIPAL BONDS — 2.0%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,424,014
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,380	1,631,422
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,598,465
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,517,924
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,738,595
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	688,175

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34		$450	$466,353
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34		615	729,704
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	A1	5.511%	12/01/45		800	865,240
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50		1,000	1,192,340
State of California, General Obligation Unlimited, BABs(e)	A1	7.300%	10/01/39		2,280	2,961,310
State of California, GO, BABs	A1	7.625%	03/01/40		725	973,160
State of Illinois, General Obligation Bonds	A3	4.421%	01/01/15		5,030	5,249,861
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		425	472,349
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,540,686

TOTAL MUNICIPAL BONDS (cost $20,719,110)						24,049,598

SOVEREIGNS — 5.6%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(e)	Baa2	5.625%	01/07/41		1,000	995,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%	01/20/37		900	1,071,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%	02/03/15	EUR	900	1,276,150
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	8.250%	01/20/34		510	675,750
Brazilian Government International Bond (Brazil), Unsec’d. Notes	Baa2	11.000%	06/26/17	EUR	1,600	2,727,514
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%	09/18/37		900	1,149,750
Greece Government Bond (Greece)	B-(b)	5.800%	07/14/15		107,100	971,869
Hellenic Republic Government Bond (Greece), Bonds, Ser. PSI(g)	C	2.000%	02/24/23	EUR	2,245	1,566,293
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Ser. 9BR	C	5.800%	07/14/15	JPY	76,200	691,470
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%	02/19/18		1,370	1,332,325
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(e)	Ba1	5.375%	02/21/23		1,360	1,309,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	6.000%	01/11/19	EUR	715	961,015
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	Baa3	4.625%	04/15/43		1,450	1,268,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21		1,600	1,640,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR	2,600	3,533,233
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.400%	06/18/19	EUR	2,880	3,930,469
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR	1,970	2,707,602
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	6.500%	11/01/27	EUR	3,545	5,387,684
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Reg.-S	Baa2	3.450%	03/24/17	JPY	170,000	1,751,291
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Reg.-S	Baa2	4.500%	06/08/15	JPY	130,000	1,369,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%	04/22/23	EUR	2,350	2,928,859
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(e)	Baa1	4.750%	03/08/44		2,500	2,225,000

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(h)	Baa2	2.340%	05/31/18		$988	$885,017
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, Reg.-S	Baa2	7.500%	10/14/14	EUR	1,700	2,356,469
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%	03/15/16	EUR	850	1,205,972
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, Reg.-S MTN	BB	3.500%	03/25/15		2,130	2,117,220
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850%	04/15/21	EUR	500	555,593
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.100%	04/15/37	EUR	540	489,607
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.450%	06/15/18	EUR	950	1,178,062
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%	06/14/19	EUR	4,025	4,919,840
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%	01/20/42		900	967,500
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%	03/31/30		909	1,064,549
Spain Government Bond (Spain), Bonds	Baa3	4.250%	10/31/16	EUR	2,850	3,836,850
Spain Government Bond (Spain), Bonds	Baa3	4.700%	07/30/41	EUR	465	555,227
Spain Government Bond (Spain), Bonds	Baa3	5.850%	01/31/22	EUR	1,845	2,611,184
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A, MTN	Baa3	4.000%	03/06/18		1,500	1,476,450
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	7.000%	06/05/20		1,510	1,744,050
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	8.000%	02/14/34		845	1,052,025

TOTAL SOVEREIGNS (cost $67,774,220)						68,485,139

U.S. GOVERNMENT TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds(f)		2.750%	11/15/42		50	43,109
U.S. Treasury Bonds		3.125%	02/15/43		1,045	975,443
U.S. Treasury Notes(i)		7.250%	08/15/22		2,990	4,219,871

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $5,301,678)						5,238,423

					Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,253,250

TOTAL LONG-TERM INVESTMENTS (cost $1,062,325,961)						1,102,460,590

SHORT-TERM INVESTMENTS — 18.1%
AFFILIATED MUTUAL FUNDS — 18.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (Note 4)(k) (cost $118,949,043)					12,119,436	112,589,565
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(k)(l) (cost $109,653,981; includes $103,169,696 of cash collateral received for securities on loan)					109,653,981	109,653,981

TOTAL AFFILIATED MUTUAL FUNDS (cost $228,603,024)						222,243,546

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTION PURCHASED*	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Option
Interest Rate Swap Options, Receive a fixed rate of 2.000% and pay floating rate based on 3-month LIBOR, expiring 08/19/13 (cost $423,235)	Citibank NA	$56,810	$9,616

TOTAL SHORT-TERM INVESTMENTS (cost $229,026,259)			222,253,162

TOTAL INVESTMENTS — 108.2% (cost $1,291,352,220)			1,324,713,752
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (8.2)%			(100,895,422)

NET ASSETS — 100.0%			$1,223,818,330

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
bps	Basis Points

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

EURIBOR	Euro Interbank Offer Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
WIBOR	Warsaw Interbank Offered Rate

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(b)	Standard & Poor’s Rating.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $15,068,323. The aggregate value of $14,769,773 is approximately 1.2% of net assets.

(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,891,630; cash collateral of $103,169,696 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents a step bond. Rate shown reflects the rate in effect at June 30, 2013.

(h)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2013.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contract.

(j)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Long Positions:
2,346	5 Year U.S. Treasury Notes	Sept. 2013	$285,755,426	$283,975,969	$(1,779,457)
1,298	10 Year U.S. Treasury Notes	Sept. 2013	165,248,050	164,278,125	(969,925)
293	U.S. Long Bond	Sept. 2013	41,139,099	39,802,219	(1,336,880)

					(4,086,262)

Short Positions:
153	2 Year Euro-Schatz	Sept. 2013	22,065,394	21,977,345	88,049
179	2 Year U.S. Treasury Notes	Sept. 2013	39,365,768	39,380,000	(14,232)
73	5 Year Euro-BOBL	Sept. 2013	12,071,666	11,896,493	175,173
31	U.S. Ultra Bond	Sept. 2013	4,559,239	4,566,688	(7,449)

					241,541

					$(3,844,721)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/23/13	Credit Suisse First Boston	AUD	2,670	$2,465,100	$2,438,037	$(27,063)
Australian Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	AUD	1,322	1,224,600	1,207,120	(17,480)
Australian Dollar expiring 07/23/13	Goldman Sachs & Co.	AUD	10,110	10,339,583	9,229,986	(1,109,597)
Australian Dollar expiring 07/23/13	Goldman Sachs & Co.	AUD	3,211	3,261,300	2,931,520	(329,780)
Australian Dollar expiring 07/23/13	Goldman Sachs & Co.	AUD	2,544	2,613,300	2,322,931	(290,369)
Australian Dollar expiring 07/23/13	JPMorgan Chase & Co.	AUD	4,500	4,565,800	4,108,654	(457,146)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/23/13	JPMorgan Chase & Co.	AUD	1,307	$1,217,500	$1,193,653	$(23,847)
Australian Dollar expiring 07/23/13	Morgan Stanley	AUD	1,307	1,254,100	1,192,892	(61,208)
Australian Dollar expiring 07/23/13	UBS AG	AUD	3,937	3,819,300	3,594,044	(225,256)
Australian Dollar expiring 07/23/13	UBS AG	AUD	2,614	2,513,000	2,386,749	(126,251)
Brazilian Real expiring 07/08/13	Citibank NA	BRL	2,695	1,216,900	1,205,678	(11,222)
Brazilian Real expiring 07/08/13	Citibank NA	BRL	1,370	612,300	612,761	461
Brazilian Real expiring 07/08/13	Citibank NA	BRL	272	127,000	121,545	(5,455)
Brazilian Real expiring 09/30/13	Citibank NA	BRL	2,719	1,215,000	1,195,597	(19,403)
British Pound expiring 07/25/13	Credit Suisse First Boston	GBP	902	1,410,334	1,371,084	(39,250)
British Pound expiring 07/25/13	Goldman Sachs & Co.	GBP	1,688	2,612,200	2,566,525	(45,675)
British Pound expiring 07/25/13	JPMorgan Chase & Co.	GBP	1,660	2,546,200	2,524,070	(22,130)
British Pound expiring 07/25/13	JPMorgan Chase & Co.	GBP	1,490	2,286,900	2,265,371	(21,529)
British Pound expiring 07/25/13	Morgan Stanley	GBP	841	1,309,000	1,278,951	(30,049)
British Pound expiring 07/25/13	UBS AG	GBP	2,517	3,830,000	3,826,879	(3,121)
Canadian Dollar expiring 07/22/13	Citibank NA	CAD	9,900	9,630,497	9,408,259	(222,238)
Canadian Dollar expiring 07/22/13	Citibank NA	CAD	2,606	2,538,800	2,476,358	(62,442)
Canadian Dollar expiring 07/22/13	Citibank NA	CAD	1,936	1,895,700	1,839,981	(55,719)
Canadian Dollar expiring 07/22/13	Citibank NA	CAD	127	121,500	120,935	(565)
Canadian Dollar expiring 07/22/13	Goldman Sachs & Co.	CAD	2,684	2,611,100	2,550,592	(60,508)
Canadian Dollar expiring 07/22/13	JPMorgan Chase & Co.	CAD	2,622	2,546,200	2,491,813	(54,387)
Canadian Dollar expiring 07/22/13	JPMorgan Chase & Co.	CAD	1,908	1,822,500	1,812,842	(9,658)
Canadian Dollar expiring 07/22/13	Morgan Stanley	CAD	1,942	1,904,000	1,845,484	(58,516)
Chilean Peso expiring 09/11/13	Citibank NA	CLP	2,148,586	4,240,351	4,178,900	(61,451)
Chilean Peso expiring 09/11/13	Citibank NA	CLP	1,249,464	2,513,000	2,430,149	(82,851)
Chilean Peso expiring 09/11/13	Citibank NA	CLP	928,473	1,822,500	1,805,837	(16,663)
Chilean Peso expiring 09/11/13	Citibank NA	CLP	624,452	1,216,900	1,214,531	(2,369)
Chinese Yuan Renminbi expiring 07/12/13	Citibank NA	CNY	41,457	6,612,658	6,746,913	134,255
Chinese Yuan Renminbi expiring 09/05/13	JPMorgan Chase & Co.	CNY	19,597	3,182,700	3,175,204	(7,496)
Chinese Yuan Renminbi expiring 10/29/13	Citibank NA	CNY	8,148	1,288,400	1,315,969	27,569
Chinese Yuan Renminbi expiring 10/29/13	UBS AG	CNY	13,894	2,189,700	2,243,981	54,281
Colombian Peso expiring 10/23/13	Citibank NA	COP	3,526,446	1,822,500	1,813,898	(8,602)
Czech Koruna expiring 07/24/13	Citibank NA	CZK	37,285	1,875,533	1,865,769	(9,764)
Czech Koruna expiring 07/24/13	Deutsche Bank Securities Corp.	CZK	25,628	1,311,000	1,282,463	(28,537)
Czech Koruna expiring 07/24/13	JPMorgan Chase & Co.	CZK	38,146	1,963,500	1,908,864	(54,636)
Czech Koruna expiring 07/24/13	Morgan Stanley	CZK	25,838	1,306,700	1,292,966	(13,734)
Czech Koruna expiring 07/24/13	UBS AG	CZK	38,609	1,959,200	1,932,034	(27,166)
Czech Koruna expiring 07/24/13	UBS AG	CZK	35,281	1,788,900	1,765,485	(23,415)
Czech Koruna expiring 07/24/13	UBS AG	CZK	15,461	771,700	773,707	2,007
Euro expiring 07/25/13	Barclays Bank PLC	EUR	470	611,300	611,261	(39)
Euro expiring 07/25/13	Citibank NA	EUR	1,422	1,891,000	1,851,623	(39,377)
Euro expiring 07/25/13	Credit Suisse First Boston	EUR	995	1,287,600	1,294,822	7,222
Euro expiring 07/25/13	Deutsche Bank Securities Corp.	EUR	1,429	1,895,700	1,860,507	(35,193)
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	3,344	4,374,990	4,353,506	(21,484)
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	2,511	3,300,400	3,268,331	(32,069)
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	1,961	2,557,800	2,552,154	(5,646)
Hungarian Forint expiring 07/24/13	Citibank NA	HUF	447,779	1,966,600	1,971,130	4,530
Hungarian Forint expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	732,093	3,258,100	3,222,682	(35,418)
Hungarian Forint expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	446,818	1,963,500	1,966,897	3,397
Hungarian Forint expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	443,172	1,938,800	1,950,848	12,048
Hungarian Forint expiring 07/24/13	Goldman Sachs & Co.	HUF	1,447,934	6,261,636	6,373,826	112,190
Indian Rupee expiring 07/15/13	Citibank NA	INR	247,920	4,455,353	4,160,467	(294,886)
Indian Rupee expiring 07/15/13	UBS AG	INR	141,742	2,594,100	2,378,632	(215,468)
Indian Rupee expiring 11/05/13	Citibank NA	INR	74,052	1,256,500	1,219,931	(36,569)
Indian Rupee expiring 11/05/13	Citibank NA	INR	7,457	122,300	122,841	541
Indian Rupee expiring 11/05/13	UBS AG	INR	108,450	1,962,900	1,786,611	(176,289)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Israeli New Shekel expiring 07/24/13	JPMorgan Chase & Co.	ILS	4,392	$1,216,900	$1,206,790	$(10,110)
Japanese Yen expiring 07/25/13	Barclays Bank PLC	JPY	118,392	1,256,500	1,193,825	(62,675)
Japanese Yen expiring 07/25/13	Credit Suisse First Boston	JPY	12,495	126,900	125,992	(908)
Japanese Yen expiring 07/25/13	Goldman Sachs & Co.	JPY	441,952	4,455,800	4,456,488	688
Japanese Yen expiring 07/25/13	Goldman Sachs & Co.	JPY	122,781	1,269,400	1,238,081	(31,319)
Japanese Yen expiring 07/25/13	Goldman Sachs & Co.	JPY	38,096	381,900	384,142	2,242
Japanese Yen expiring 07/25/13	Goldman Sachs & Co.	JPY	12,066	125,700	121,672	(4,028)
Japanese Yen expiring 07/25/13	Morgan Stanley	JPY	317,300	3,182,700	3,199,539	16,839
Malaysian Ringgit expiring 10/17/13	UBS AG	MYR	5,820	1,954,900	1,829,471	(125,429)
Mexican Peso expiring 07/22/13	Barclays Bank PLC	MXN	32,137	2,433,800	2,475,154	41,354
Mexican Peso expiring 07/22/13	Barclays Bank PLC	MXN	24,161	1,825,300	1,860,853	35,553
Mexican Peso expiring 07/22/13	Barclays Bank PLC	MXN	23,831	1,826,200	1,835,428	9,228
Mexican Peso expiring 07/22/13	Citibank NA	MXN	129,481	10,446,038	9,972,631	(473,407)
Mexican Peso expiring 07/22/13	Citibank NA	MXN	15,967	1,254,100	1,229,793	(24,307)
Mexican Peso expiring 07/22/13	Deutsche Bank Securities Corp.	MXN	40,399	3,139,600	3,111,562	(28,038)
Mexican Peso expiring 07/22/13	Deutsche Bank Securities Corp.	MXN	4,895	381,900	376,975	(4,925)
Mexican Peso expiring 07/22/13	JPMorgan Chase & Co.	MXN	25,697	2,097,700	1,979,217	(118,483)
Mexican Peso expiring 07/22/13	Morgan Stanley	MXN	24,422	1,909,400	1,880,975	(28,425)
Mexican Peso expiring 07/22/13	Morgan Stanley	MXN	15,798	1,304,900	1,216,759	(88,141)
Mexican Peso expiring 07/22/13	Morgan Stanley	MXN	3,273	254,900	252,082	(2,818)
New Zealand Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	NZD	2,331	1,826,200	1,803,246	(22,954)
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	7,268	6,092,083	5,623,106	(468,977)
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	3,159	2,559,600	2,444,169	(115,431)
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	3,110	2,513,000	2,406,392	(106,608)
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	3,105	2,611,100	2,402,266	(208,834)
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	3,078	2,613,300	2,381,209	(232,091)
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	1,555	1,254,100	1,203,097	(51,003)
New Zealand Dollar expiring 07/23/13	JPMorgan Chase & Co.	NZD	2,335	1,822,500	1,806,669	(15,831)
New Zealand Dollar expiring 07/23/13	JPMorgan Chase & Co.	NZD	317	244,900	244,953	53
New Zealand Dollar expiring 07/23/13	UBS AG	NZD	1,579	1,224,600	1,221,252	(3,348)
Norwegian Krone expiring 07/24/13	Barclays Bank PLC	NOK	14,846	2,433,800	2,441,982	8,182
Norwegian Krone expiring 07/24/13	Barclays Bank PLC	NOK	14,677	2,434,900	2,414,159	(20,741)
Norwegian Krone expiring 07/24/13	Citibank NA	NOK	3,009	521,800	495,020	(26,780)
Norwegian Krone expiring 07/24/13	Credit Suisse First Boston	NOK	7,494	1,303,200	1,232,590	(70,610)
Norwegian Krone expiring 07/24/13	Credit Suisse First Boston	NOK	3,762	652,300	618,767	(33,533)
Norwegian Krone expiring 07/24/13	Deutsche Bank Securities Corp.	NOK	18,273	3,159,500	3,005,643	(153,857)
Norwegian Krone expiring 07/24/13	Deutsche Bank Securities Corp.	NOK	15,064	2,583,100	2,477,809	(105,291)
Norwegian Krone expiring 07/24/13	Deutsche Bank Securities Corp.	NOK	11,436	1,962,500	1,881,030	(81,470)
Norwegian Krone expiring 07/24/13	Deutsche Bank Securities Corp.	NOK	11,289	1,956,800	1,856,961	(99,839)
Norwegian Krone expiring 07/24/13	Goldman Sachs & Co.	NOK	37,512	6,381,875	6,170,241	(211,634)
Norwegian Krone expiring 07/24/13	Goldman Sachs & Co.	NOK	15,340	2,612,200	2,523,302	(88,898)
Norwegian Krone expiring 07/24/13	Goldman Sachs & Co.	NOK	15,335	2,613,300	2,522,421	(90,879)
Norwegian Krone expiring 07/24/13	Goldman Sachs & Co.	NOK	15,122	2,606,500	2,487,443	(119,057)
Norwegian Krone expiring 07/24/13	JPMorgan Chase & Co.	NOK	14,794	2,429,900	2,433,450	3,550
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	18,489	3,182,700	3,041,158	(141,542)
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	11,347	1,962,900	1,866,519	(96,381)
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	7,547	1,309,000	1,241,361	(67,639)
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	7,462	1,292,100	1,227,343	(64,757)
Peruvian Nuevo Sol expiring 08/02/13	Citibank NA	PEN	35,277	13,087,410	12,640,237	(447,173)
Peruvian Nuevo Sol expiring 08/02/13	Citibank NA	PEN	5,135	1,884,800	1,839,985	(44,815)
Philippine Peso expiring 07/08/13	Citibank NA	PHP	293,353	6,889,451	6,789,798	(99,653)
Philippine Peso expiring 07/08/13	UBS AG	PHP	106,635	2,546,200	2,468,118	(78,082)
Philippine Peso expiring 11/29/13	Citibank NA	PHP	53,923	1,256,500	1,243,526	(12,974)
Philippine Peso expiring 11/29/13	UBS AG	PHP	26,359	611,300	607,878	(3,422)
Polish Zloty expiring 07/24/13	Citibank NA	PLN	6,231	1,966,600	1,872,342	(94,258)
Polish Zloty expiring 07/24/13	Citibank NA	PLN	6,199	1,909,400	1,862,641	(46,759)
Polish Zloty expiring 07/24/13	Deutsche Bank Securities Corp.	PLN	8,305	2,616,700	2,495,623	(121,077)
Polish Zloty expiring 07/24/13	Deutsche Bank Securities Corp.	PLN	4,451	1,339,200	1,337,605	(1,595)
Polish Zloty expiring 07/24/13	Goldman Sachs & Co.	PLN	25,256	7,973,745	7,589,192	(384,553)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Romanian Leu expiring 07/24/13	Goldman Sachs & Co.	RON	6,513	$1,962,500	$1,893,363	$(69,137)
Romanian Leu expiring 07/24/13	Goldman Sachs & Co.	RON	6,302	1,884,800	1,832,197	(52,603)
Romanian Leu expiring 07/24/13	JPMorgan Chase & Co.	RON	6,225	1,822,500	1,809,854	(12,646)
Romanian Leu expiring 07/24/13	UBS AG	RON	30,667	9,113,899	8,915,473	(198,426)
Russian Ruble expiring 07/17/13	Barclays Bank PLC	RUB	172,777	5,321,548	5,242,236	(79,312)
Russian Ruble expiring 07/18/13	Citibank NA	RUB	100,035	3,141,300	3,034,595	(106,705)
Russian Ruble expiring 07/18/13	Citibank NA	RUB	3,997	121,700	121,246	(454)
Russian Ruble expiring 10/09/13	Citibank NA	RUB	62,761	1,947,200	1,876,167	(71,033)
Russian Ruble expiring 10/09/13	Citibank NA	RUB	62,157	1,938,600	1,858,116	(80,484)
Russian Ruble expiring 10/09/13	Citibank NA	RUB	61,835	1,945,100	1,848,472	(96,628)
Russian Ruble expiring 10/09/13	Citibank NA	RUB	41,546	1,296,900	1,241,952	(54,948)
Singapore Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	SGD	4,785	3,819,300	3,775,224	(44,076)
Singapore Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	SGD	3,083	2,433,800	2,432,537	(1,263)
Singapore Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	SGD	1,565	1,254,100	1,234,938	(19,162)
Singapore Dollar expiring 07/23/13	Goldman Sachs & Co.	SGD	3,224	2,617,200	2,543,343	(73,857)
Singapore Dollar expiring 07/23/13	JPMorgan Chase & Co.	SGD	22,438	18,135,115	17,703,447	(431,668)
Singapore Dollar expiring 07/23/13	JPMorgan Chase & Co.	SGD	5,596	4,561,300	4,415,170	(146,130)
Singapore Dollar expiring 07/23/13	JPMorgan Chase & Co.	SGD	3,078	2,434,900	2,428,766	(6,134)
Singapore Dollar expiring 07/23/13	UBS AG	SGD	3,185	2,546,200	2,512,587	(33,613)
South Korean Won expiring 07/15/13	UBS AG	KRW	3,554,167	3,262,200	3,109,576	(152,624)
South Korean Won expiring 07/15/13	UBS AG	KRW	2,883,435	2,621,900	2,522,746	(99,154)
South Korean Won expiring 10/04/13	Citibank NA	KRW	1,404,958	1,222,500	1,224,989	2,489
Swedish Krona expiring 07/24/13	Barclays Bank PLC	SEK	12,248	1,825,300	1,825,275	(25)
Swedish Krona expiring 07/24/13	Deutsche Bank Securities Corp.	SEK	16,332	2,434,900	2,433,942	(958)
Swedish Krona expiring 07/24/13	Deutsche Bank Securities Corp.	SEK	12,230	1,822,500	1,822,657	157
Swedish Krona expiring 07/24/13	Deutsche Bank Securities Corp.	SEK	12,159	1,884,800	1,812,058	(72,742)
Swedish Krona expiring 07/24/13	Deutsche Bank Securities Corp.	SEK	8,245	1,222,500	1,228,815	6,315
Swedish Krona expiring 07/24/13	Goldman Sachs & Co.	SEK	47,103	7,187,260	7,019,824	(167,436)
Swedish Krona expiring 07/24/13	Goldman Sachs & Co.	SEK	8,550	1,291,500	1,274,290	(17,210)
Swedish Krona expiring 07/24/13	Goldman Sachs & Co.	SEK	8,529	1,308,600	1,271,066	(37,534)
Swedish Krona expiring 07/24/13	Goldman Sachs & Co.	SEK	8,152	1,254,100	1,214,849	(39,251)
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	27,609	4,181,400	4,114,616	(66,784)
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	21,492	3,265,300	3,203,021	(62,279)
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	12,762	1,956,800	1,901,964	(54,836)
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	12,262	1,884,900	1,827,497	(57,403)
Swedish Krona expiring 07/24/13	UBS AG	SEK	8,105	1,257,900	1,207,861	(50,039)
Taiwan Dollar expiring 08/19/13	Barclays Bank PLC	TWD	191,280	6,409,331	6,385,084	(24,247)
Taiwan Dollar expiring 11/13/13	Citibank NA	TWD	36,809	1,288,600	1,230,439	(58,161)
Taiwan Dollar expiring 11/13/13	UBS AG	TWD	73,609	2,576,900	2,460,592	(116,308)
Turkish Lira expiring 07/30/13	Barclays Bank PLC	TRY	2,341	1,256,500	1,207,922	(48,578)
Turkish Lira expiring 07/30/13	Citibank NA	TRY	9,377	5,166,791	4,838,936	(327,855)
Turkish Lira expiring 07/30/13	Goldman Sachs & Co.	TRY	3,560	1,884,900	1,837,256	(47,644)
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	2,366	1,216,900	1,220,659	3,759
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	2,357	1,254,100	1,216,379	(37,721)
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	2,357	1,254,100	1,216,379	(37,721)
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	2,349	1,217,500	1,212,225	(5,275)

				$429,867,081	$417,541,582	$(12,325,499)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/23/13	Barclays Bank PLC	AUD	2,675	$2,445,000	$2,442,113	$2,887
Australian Dollar expiring 07/23/13	Citibank NA	AUD	4,013	3,811,400	3,663,662	147,738
Australian Dollar expiring 07/23/13	Citibank NA	AUD	3,860	3,933,100	3,524,153	408,947
Australian Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	AUD	2,549	2,594,400	2,327,460	266,940
Australian Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	AUD	2,365	2,331,800	2,158,996	172,804
Australian Dollar expiring 07/23/13	Goldman Sachs & Co.	AUD	4,503	4,565,800	4,110,586	455,214
Australian Dollar expiring 07/23/13	Goldman Sachs & Co.	AUD	2,622	2,594,900	2,393,863	201,037

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/23/13	Goldman Sachs & Co.	AUD	1,936	$1,957,300	$1,767,475	$189,825
Australian Dollar expiring 07/23/13	JPMorgan Chase & Co.	AUD	2,558	2,618,000	2,335,641	282,359
Australian Dollar expiring 07/23/13	JPMorgan Chase & Co.	AUD	3,860	3,647,800	3,523,845	123,955
Australian Dollar expiring 07/23/13	JPMorgan Chase & Co.	AUD	1,339	1,222,500	1,222,509	(9)
British Pound expiring 07/25/13	Citibank NA	GBP	4,510	6,877,702	6,858,214	19,488
British Pound expiring 07/25/13	Citibank NA	GBP	865	1,316,233	1,314,894	1,339
British Pound expiring 07/25/13	Credit Suisse First Boston	GBP	2,558	3,944,200	3,889,851	54,349
British Pound expiring 07/25/13	Credit Suisse First Boston	GBP	2,419	3,773,600	3,679,083	94,517
British Pound expiring 07/25/13	Goldman Sachs & Co.	GBP	2,522	3,914,600	3,835,429	79,171
British Pound expiring 07/25/13	Goldman Sachs & Co.	GBP	839	1,276,700	1,275,890	810
Canadian Dollar expiring 07/22/13	Barclays Bank PLC	CAD	2,583	2,465,100	2,455,119	9,981
Canadian Dollar expiring 07/22/13	Goldman Sachs & Co.	CAD	4,537	4,408,200	4,311,459	96,741
Canadian Dollar expiring 07/22/13	JPMorgan Chase & Co.	CAD	6,582	6,286,000	6,255,285	30,715
Canadian Dollar expiring 07/22/13	JPMorgan Chase & Co.	CAD	4,088	4,015,900	3,885,254	130,646
Canadian Dollar expiring 07/22/13	JPMorgan Chase & Co.	CAD	4,006	3,889,600	3,807,190	82,410
Chilean Peso expiring 08/16/13	Citibank NA	CLP	1,295,549	2,496,000	2,529,506	(33,506)
Chilean Peso expiring 08/16/13	Citibank NA	CLP	1,258,211	2,618,000	2,456,605	161,395
Chilean Peso expiring 08/16/13	Citibank NA	CLP	630,374	1,297,200	1,230,780	66,420
Chilean Peso expiring 08/16/13	Citibank NA	CLP	251,888	518,800	491,801	26,999
Chinese Yuan Renminbi expiring 07/12/13	Citibank NA	CNY	11,617	1,881,100	1,890,594	(9,494)
Chinese Yuan Renminbi expiring 07/12/13	Citibank NA	CNY	7,593	1,224,600	1,235,643	(11,043)
Chinese Yuan Renminbi expiring 07/12/13	UBS AG	CNY	24,304	3,918,800	3,955,415	(36,615)
Chinese Yuan Renminbi expiring 10/29/13	Barclays Bank PLC	CNY	24,157	3,890,605	3,901,591	(10,986)
Czech Koruna expiring 07/24/13	Barclays Bank PLC	CZK	77,404	3,914,600	3,873,392	41,208
Czech Koruna expiring 07/24/13	Deutsche Bank Securities Corp.	CZK	51,424	2,609,700	2,573,298	36,402
Czech Koruna expiring 07/24/13	Deutsche Bank Securities Corp.	CZK	50,329	2,545,900	2,518,540	27,360
Czech Koruna expiring 07/24/13	Deutsche Bank Securities Corp.	CZK	36,549	1,809,600	1,828,949	(19,349)
Euro expiring 07/25/13	Citibank NA	EUR	1,455	1,905,700	1,894,048	11,652
Euro expiring 07/25/13	Credit Suisse First Boston	EUR	283	374,400	368,413	5,987
Euro expiring 07/25/13	Credit Suisse First Boston	EUR	127	165,894	165,651	243
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	3,278	4,265,156	4,267,634	(2,478)
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	3,016	3,919,200	3,925,532	(6,332)
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	2,947	3,830,000	3,836,144	(6,144)
Euro expiring 07/25/13	Goldman Sachs & Co.	EUR	993	1,297,200	1,293,277	3,923
Euro expiring 07/25/13	JPMorgan Chase & Co.	EUR	3,207	4,272,100	4,175,320	96,780
Euro expiring 07/25/13	JPMorgan Chase & Co.	EUR	301	393,300	391,778	1,522
Euro expiring 07/25/13	JPMorgan Chase & Co.	EUR	201	258,500	261,483	(2,983)
Hungarian Forint expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	1,013,413	4,472,200	4,461,057	11,143
Hungarian Forint expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	602,041	2,594,400	2,650,193	(55,793)
Hungarian Forint expiring 07/24/13	Deutsche Bank Securities Corp.	HUF	449,362	1,945,500	1,978,097	(32,597)
Hungarian Forint expiring 07/24/13	Morgan Stanley	HUF	1,043,256	4,600,000	4,592,427	7,573
Hungarian Forint expiring 07/24/13	UBS AG	HUF	418,405	1,816,800	1,841,824	(25,024)
Indian Rupee expiring 03/04/14	Citibank NA	INR	70,391	1,123,200	1,139,196	(15,996)
Indian Rupee expiring 03/04/14	UBS AG	INR	151,938	2,591,700	2,458,947	132,753
Indian Rupee expiring 03/04/14	UBS AG	INR	133,937	2,325,300	2,167,619	157,681
Indian Rupee expiring 03/04/14	UBS AG	INR	112,966	1,944,500	1,828,219	116,281
Indian Rupee expiring 03/04/14	UBS AG	INR	112,373	1,937,300	1,818,628	118,672
Japanese Yen expiring 07/25/13	Barclays Bank PLC	JPY	132,198	1,383,700	1,333,035	50,665
Japanese Yen expiring 07/25/13	Citibank NA	JPY	67,686	683,848	682,526	1,322
Japanese Yen expiring 07/25/13	Goldman Sachs & Co.	JPY	125,369	1,263,800	1,264,175	(375)
Japanese Yen expiring 07/25/13	Morgan Stanley	JPY	778,526	7,765,100	7,850,377	(85,277)
Malaysian Ringgit expiring 10/17/13	Citibank NA	MYR	5,890	1,862,404	1,851,688	10,716
Mexican Peso expiring 07/22/13	Barclays Bank PLC	MXN	32,856	2,449,200	2,530,539	(81,339)
Mexican Peso expiring 07/22/13	Citibank NA	MXN	73,156	5,945,000	5,634,485	310,515
Mexican Peso expiring 07/22/13	Citibank NA	MXN	72,244	5,834,400	5,564,259	270,141

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Mexican Peso expiring 07/22/13	Credit Suisse First Boston	MXN	26,072	$2,032,800	$2,008,061	$24,739
Mexican Peso expiring 07/22/13	Deutsche Bank Securities Corp.	MXN	27,990	2,081,800	2,155,759	(73,959)
Mexican Peso expiring 07/22/13	JPMorgan Chase & Co.	MXN	32,185	2,594,100	2,478,909	115,191
New Zealand Dollar expiring 07/23/13	Barclays Bank PLC	NZD	4,834	3,744,100	3,739,668	4,432
New Zealand Dollar expiring 07/23/13	Citibank NA	NZD	3,019	2,461,300	2,335,932	125,368
New Zealand Dollar expiring 07/23/13	Citibank NA	NZD	161	129,700	124,805	4,895
New Zealand Dollar expiring 07/23/13	Goldman Sachs & Co.	NZD	3,016	2,427,800	2,333,054	94,746
New Zealand Dollar expiring 07/23/13	Morgan Stanley	NZD	7,123	5,838,600	5,510,744	327,856
New Zealand Dollar expiring 07/23/13	UBS AG	NZD	3,797	3,109,100	2,937,334	171,766
Norwegian Krone expiring 07/24/13	Goldman Sachs & Co.	NOK	50,309	8,361,800	8,275,225	86,575
Norwegian Krone expiring 07/24/13	Goldman Sachs & Co.	NOK	14,887	2,508,830	2,448,655	60,175
Norwegian Krone expiring 07/24/13	JPMorgan Chase & Co.	NOK	15,306	2,621,900	2,517,603	104,297
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	22,647	3,862,900	3,725,102	137,798
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	18,277	3,111,700	3,006,293	105,407
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	14,478	2,464,700	2,381,411	83,289
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	11,352	1,919,700	1,867,205	52,495
Norwegian Krone expiring 07/24/13	Morgan Stanley	NOK	7,741	1,306,400	1,273,288	33,112
Norwegian Krone expiring 07/24/13	UBS AG	NOK	45,845	7,835,700	7,540,861	294,839
Peruvian Nuevo Sol expiring 07/10/13	Citibank NA	PEN	10,204	3,877,600	3,664,237	213,363
Peruvian Nuevo Sol expiring 07/10/13	Citibank NA	PEN	4,910	1,747,200	1,763,056	(15,856)
Peruvian Nuevo Sol expiring 07/10/13	Citibank NA	PEN	3,107	1,166,900	1,115,808	51,092
Peruvian Nuevo Sol expiring 07/10/13	Citibank NA	PEN	345	128,600	124,004	4,596
Peruvian Nuevo Sol expiring 08/02/13	Citibank NA	PEN	11,631	4,441,800	4,167,482	274,318
Peruvian Nuevo Sol expiring 08/02/13	Citibank NA	PEN	6,865	2,611,100	2,459,667	151,433
Peruvian Nuevo Sol expiring 08/02/13	UBS AG	PEN	3,431	1,292,400	1,229,486	62,914
Philippine Peso expiring 09/05/13	Barclays Bank PLC	PHP	292,110	6,782,203	6,755,565	26,638
Philippine Peso expiring 09/05/13	UBS AG	PHP	109,387	2,521,300	2,529,765	(8,465)
Philippine Peso expiring 09/05/13	UBS AG	PHP	55,274	1,248,000	1,278,310	(30,310)
Polish Zloty expiring 07/24/13	Citibank NA	PLN	12,659	3,877,600	3,803,908	73,692
Polish Zloty expiring 07/24/13	Citibank NA	PLN	8,404	2,611,100	2,525,171	85,929
Polish Zloty expiring 07/24/13	Citibank NA	PLN	8,361	2,612,800	2,512,504	100,296
Polish Zloty expiring 07/24/13	Citibank NA	PLN	6,262	1,904,100	1,881,797	22,303
Polish Zloty expiring 07/24/13	JPMorgan Chase & Co.	PLN	6,318	1,938,600	1,898,617	39,983
Polish Zloty expiring 07/24/13	Morgan Stanley	PLN	4,194	1,306,700	1,260,312	46,388
Romanian Leu expiring 07/24/13	Citibank NA	RON	6,444	1,872,000	1,873,511	(1,511)
Romanian Leu expiring 07/24/13	Citibank NA	RON	2,146	628,400	624,030	4,370
Romanian Leu expiring 07/24/13	Goldman Sachs & Co.	RON	8,738	2,546,200	2,540,377	5,823
Romanian Leu expiring 07/24/13	JPMorgan Chase & Co.	RON	15,465	4,537,800	4,496,041	41,759
Romanian Leu expiring 07/24/13	JPMorgan Chase & Co.	RON	10,862	3,182,700	3,157,782	24,918
Russian Ruble expiring 07/17/13	Citibank NA	RUB	103,193	3,120,100	3,130,985	(10,885)
Russian Ruble expiring 07/17/13	Citibank NA	RUB	62,087	1,963,500	1,883,771	79,729
Russian Ruble expiring 07/17/13	Citibank NA	RUB	61,245	1,919,700	1,858,238	61,462
Russian Ruble expiring 07/17/13	Citibank NA	RUB	57,273	1,788,900	1,737,722	51,178
Russian Ruble expiring 07/17/13	Citibank NA	RUB	41,543	1,309,000	1,260,446	48,554
Russian Ruble expiring 07/18/13	Citibank NA	RUB	170,332	5,437,830	5,167,089	270,741
Singapore Dollar expiring 07/23/13	Barclays Bank PLC	SGD	6,445	5,189,900	5,085,386	104,514
Singapore Dollar expiring 07/23/13	Deutsche Bank Securities Corp.	SGD	4,766	3,773,600	3,760,024	13,576
Singapore Dollar expiring 07/23/13	Goldman Sachs & Co.	SGD	2,425	1,938,600	1,913,666	24,934
Singapore Dollar expiring 07/23/13	Goldman Sachs & Co.	SGD	2,351	1,836,900	1,854,960	(18,060)
Singapore Dollar expiring 07/23/13	JPMorgan Chase & Co.	SGD	7,954	6,397,200	6,275,717	121,483
Singapore Dollar expiring 07/23/13	UBS AG	SGD	8,062	6,462,700	6,360,813	101,887
Singapore Dollar expiring 07/23/13	UBS AG	SGD	6,444	5,195,240	5,084,162	111,078
South Korean Won expiring 10/04/13	Citibank NA	KRW	1,462,751	1,286,500	1,275,378	11,122
South Korean Won expiring 10/04/13	UBS AG	KRW	2,908,234	2,594,900	2,535,701	59,199
South Korean Won expiring 10/04/13	UBS AG	KRW	2,034,895	1,809,600	1,774,233	35,367
Swedish Krona expiring 07/24/13	Barclays Bank PLC	SEK	14,711	2,218,600	2,192,469	26,131
Swedish Krona expiring 07/24/13	Deutsche Bank Securities Corp.	SEK	31,999	4,867,300	4,768,821	98,479
Swedish Krona expiring 07/24/13	Deutsche Bank Securities Corp.	SEK	16,515	2,463,400	2,461,297	2,103
Swedish Krona expiring 07/24/13	JPMorgan Chase & Co.	SEK	16,498	2,465,100	2,458,793	6,307

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	31,055	$4,663,600	$4,628,178	$35,422
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	21,689	3,266,000	3,232,344	33,656
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	20,894	3,159,500	3,113,894	45,606
Swedish Krona expiring 07/24/13	Morgan Stanley	SEK	13,811	2,090,700	2,058,276	32,424
Taiwan Dollar expiring 08/19/13	Citibank NA	TWD	94,499	3,122,401	3,154,469	(32,068)
Taiwan Dollar expiring 08/19/13	Citibank NA	TWD	38,609	1,287,600	1,288,789	(1,189)
Taiwan Dollar expiring 08/19/13	UBS AG	TWD	58,172	1,946,200	1,941,826	4,374
Taiwan Dollar expiring 11/13/13	HSBC	TWD	110,418	3,802,273	3,691,032	111,241
Turkish Lira expiring 07/30/13	Barclays Bank PLC	TRY	5,845	2,995,300	3,016,149	(20,849)
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	7,116	3,877,600	3,671,760	205,840
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	2,389	1,257,900	1,232,619	25,281
Turkish Lira expiring 07/30/13	JPMorgan Chase & Co.	TRY	2,384	1,292,400	1,230,032	62,368

				$383,882,619	$375,171,034	8,711,585

						$(3,613,914)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$15,385	12/14/14	0.351%	3 month LIBOR(2)	$(13,536)	$—	$(13,536)	Citibank NA
	19,220	01/25/16	0.503%	3 month LIBOR(1)	46,431	—	46,431	Citibank NA
	41,980	06/07/16	0.654%	3 month LIBOR(2)	(150,459)	—	(150,459)	JPMorgan Chase Bank NA
	59,295	08/31/16	0.934%	3 month LIBOR(2)	291,790	—	291,790	Credit Suisse International
	20,710	08/31/16	0.975%	3 month LIBOR(1)	(131,307)	—	(131,307)	JPMorgan Chase Bank NA
	20,710	08/31/16	0.978%	3 month LIBOR(1)	(133,827)	—	(133,827)	JPMorgan Chase Bank NA
	17,550	08/31/17	0.751%	3 month LIBOR(1)	354,776	—	354,776	Bank of Nova Scotia
	24,680	11/30/17	1.155%	3 month LIBOR(1)	252,607	—	252,607	Morgan Stanley Capital Services, Inc.
	30,000	11/30/17	1.107%	3 month LIBOR(1)	366,033	—	366,033	Barclays Bank PLC
	870	04/18/18	0.986%	3 month LIBOR(1)	23,898	—	23,898	Citibank NA
	38,980	11/15/19	1.334%	3 month LIBOR(1)	1,449,782	—	1,449,782	Citibank NA
	13,290	11/15/19	1.499%	3 month LIBOR(2)	(353,560)	—	(353,560)	Citibank NA
	12,180	11/15/19	1.443%	3 month LIBOR(2)	(370,173)	—	(370,173)	Morgan Stanley Capital Services, Inc.
	12,180	02/15/20	1.505%	3 month LIBOR(1)	405,555	—	405,555	Morgan Stanley Capital Services, Inc.
	19,405	02/15/20	1.355%	3 month LIBOR(2)	(830,344)	—	(830,344)	Morgan Stanley Capital Services, Inc.
	2,225	04/19/20	1.441%	3 month LIBOR(1)	104,188	—	104,188	Citibank NA
	3,130	04/19/20	1.438%	3 month LIBOR(1)	147,295	—	147,295	Goldman Sachs International, Inc.
	2,090	12/13/27	2.200%	3 month LIBOR(2)	(228,771)	—	(228,771)	Barclays Bank PLC
AUD	1,270	12/19/32	4.423%	6 month Australian Bank Bill Rate(2)	(25,758)	—	(25,758)	Barclays Bank PLC
AUD	1,620	12/20/32	4.420%	6 month Australian Bank Bill Rate(2)	(32,501)	—	(32,501)	Citibank NA
BRL	13,135	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(249,875)	—	(249,875)	Barclays Bank PLC
BRL	7,942	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(269,330)	—	(269,330)	Citibank NA
EUR	13,985	12/14/14	0.349%	6 month EURIBOR(1)	12,675	—	12,675	Citibank NA
EUR	16,020	01/25/16	0.695%	6 month EURIBOR(2)	21,270	—	21,270	Citibank NA
EUR	1,640	12/13/27	2.065%	6 month EURIBOR(1)	65,134	—	65,134	Barclays Bank PLC
INR	200,000	05/20/23	6.800%	1 Day MIBOR(2)	(182,964)	—	(182,964)	Credit Suisse International
JPY	210,000	04/18/18	0.418%	6 Month JPY LIBOR(2)	(7,122)	—	(7,122)	HSBC Bank USA NA
JPY	600,000	04/19/20	0.563%	6 Month JPY LIBOR(2)	(61,119)	—	(61,119)	Citibank NA
JPY	790,000	04/19/20	0.520%	6 Month JPY LIBOR(2)	(104,655)	—	(104,655)	Goldman Sachs International, Inc.
JPY	400,000	05/20/20	0.698%	6 Month JPY LIBOR(2)	(5,739)	—	(5,739)	Credit Suisse International
JPY	1,700,000	05/21/20	0.689%	6 Month JPY LIBOR(2)	(35,377)	—	(35,377)	Credit Suisse International
JPY	285,000	04/16/23	0.785%	6 Month JPY LIBOR(2)	(65,736)	—	(65,736)	Citibank NA

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	$16,645	$—	$16,645	Barclays Bank PLC
MXN	65,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	27,553	—	27,553	Morgan Stanley Capital Services, Inc.
MXN	76,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	81,810	—	81,810	Credit Suisse International
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	(29,472)	—	(29,472)	Morgan Stanley Capital Services, Inc.
MXN	20,100	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(189,358)	—	(189,358)	Barclays Bank PLC
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	335,372	—	335,372	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	53,121	—	53,121	HSBC Bank USA NA
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	(60,121)	—	(60,121)	Citibank NA
PLN	31,900	06/28/18	3.736%	6 Month WIBOR(2)	(25,225)	—	(25,225)	Citibank NA
RUB	95,000	05/17/23	7.250%	3 Month MOSPRIME(2)	(88,807)	—	(88,807)	Credit Suisse International
RUB	95,000	05/20/23	7.250%	3 Month MOSPRIME(2)	(89,089)	—	(89,089)	Credit Suisse International
ZAR	63,400	06/25/18	7.420%	3 Month JIBAR(2)	76,919	—	76,919	Barclays Bank PLC

					$398,629	$—	$398,629

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Exchange-traded swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
29,835	11/30/17	1.417%	3 month LIBOR(1)	$—	$(3,684)	$(3,684)
29,600	11/30/17	1.418%	3 month LIBOR(1)	—	(4,904)	(4,904)
29,910	11/30/17	1.457%	3 month LIBOR(1)	—	(52,218)	(52,218)
250	05/09/23	1.955%	3 month LIBOR(2)	—	(15,545)	(15,545)

				$—	$(76,351)	$(76,351)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$3,700	$(435,323)	$—	$(435,323)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%	2,500	(21,861)	(3,379)	(18,482)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	3,400	(17,651)	—	(17,651)	Goldman Sachs International, Inc.
Masco Corp.	09/20/13	1.000%	2,600	(4,810)	5,455	(10,265)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	7,000	(40,201)	109,407	(149,608)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	209,709	272,217	(62,508)	JPMorgan Chase Bank NA
SLM Corp.	06/20/14	5.000%	4,150	(177,690)	157,075	(334,765)	JPMorgan Chase Bank NA
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	(37,306)	12,597	(49,903)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	4,400	128,890	53,880	75,010	JPMorgan Chase Bank NA

				$(396,243)	$607,252	$(1,003,495)

Over-the-counter credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	49,000	(515,469)	(208,651)	(306,818)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000%	34,250	(360,302)	(155,101)	(205,201)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%	34,000	(357,672)	(177,834)	(179,838)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%	17,500	(184,096)	(78,302)	(105,794)	Citibank NA
ITRAXX.EUR.18	12/20/17	1.000%	EUR 23,000	116,681	240,805	(124,124)	Bank of America, NA

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swap on credit indices—Buy Protection(1) (continued):
ITRAXX.EUR.18	12/20/17	1.000%	EUR	23,000	$116,681	$397,817	$(281,136)	Deutsche Bank AG

					$(1,184,177)	$18,734	$(1,202,911)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	$18,720	$1,176,140	$808,600	$367,540	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	12,960	814,250	592,200	222,050	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	12,000	753,935	525,833	228,102	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	6,720	422,204	281,867	140,337	Credit Suisse International

				$3,166,529	$2,208,500	$958,029

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at June 30, 2013:

Notional Amount#	Fund Receives	Notional Amount#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
$ 3,494,340	3 month LIBOR	EUR	2,700,000	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	$(13,431)	$—	$(13,431)
2,142,690	3 month LIBOR	EUR	1,650,000	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(1,120)	—	(1,120)
22,205,610	3 month LIBOR	EUR	16,740,000	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	447,894	—	447,894
501,907	3 month LIBOR	JPY	50,000,000	3 month EURIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	(1,453)	—	(1,453)
18,547,170	3 month LIBOR	EUR	13,940,000	3 month EURIBOR minus 26.00 bps	Citibank NA	01/25/15	427,960	—	427,960
956,453	3 month LIBOR	JPY	93,235,000	3 month EURIBOR minus 32.75 bps	Citibank NA	05/02/15	16,344	—	16,344
1,284,027	3 month LIBOR	JPY	100,000,000	4.500%	Citibank NA	06/08/15	262,316	(56,202)	318,518
383,926	3 month LIBOR	JPY	30,000,000	4.500%	Citibank NA	06/08/15	78,886	(15,095)	93,981

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Notional Amount#	Fund Receives	Notional Amount#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
$1,541,030	3 month LIBOR	JPY	120,000,000	3.450%	Citibank NA	03/24/17	$398,063	$7,475	$390,588
1,039,740	3 month LIBOR	EUR	780,000	3 month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	25,931	—	25,931
8,983,790	3 month LIBOR	EUR	6,770,000	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	01/25/15	184,131	—	184,131
1,157,400	3 month LIBOR	EUR	900,000	0.362%	HSBC Bank USA NA	09/28/17	(10,778)	—	(10,778)

							$1,814,743	$(63,822)	$1,878,565

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$7,862,319	$—
Collateralized Loan Obligations	—	40,620,491	6,188,720
Non-Residential Mortgage-Backed Securities	—	19,841,097	—
Residential Mortgage-Backed Securities	—	65,135,086	—
Bank Loans	—	34,315,940	2,984,882
Collateralized Mortgage Obligations	—	3,148,560	—
Commercial Mortgage-Backed Securities	—	176,866,565	—
Corporate Bonds	—	564,007,541	7,897,571
Covered Bond	—	1,304,392	—
Foreign Agencies	—	40,791,950	—
Mortgage-Backed Securities	—	32,469,066	—
Municipal Bonds	—	24,049,598	—
Sovereigns	—	66,821,800	1,663,339
U.S. Government Treasury obligations	—	5,238,423	—
Preferred Stock	1,253,250	—	—
Affiliated Mutual Funds	222,243,546	—	—
Option Purchased	—	9,616	—
Other Financial Instruments*
Futures Contracts	(3,844,721)	—	—
Forward Foreign Currency Exchange Contracts	—	(3,613,914)	—
Interest Rate Swap Agreements	(76,351)	398,629	—
Credit Default Swap Agreements	—	(1,230,726)	(17,651)
Currency Swap Agreements	—	1,878,565	—

Total	$219,575,724	$1,079,914,998	$18,716,861

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swaps
Balance as of 12/31/12	$—	$199,293	$195,353	$6,948,002	$978,284	$(27,303)
Realized gain (loss)	—	130	482	—	—	— **
Change in unrealized appreciation (depreciation)***	(7,494)	(481)	(65,051)	63,912	39,404	9,652
Purchases	6,196,214	—	3,051,451	—	1,623,935	—
Sales	—	(198,972)	(197,901)	(352,792)	—	—
Accrued discount/premium	—	30	548	(358)	—	—
Transfers into Level 3	—	—	—	1,238,807	—	—
Transfers out of Level 3	—	—	—	—	(978,284)	—

Balance as of 06/30/13	$6,188,720	$—	$2,984,882	$7,897,571	$1,663,339	$(17,651)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $12,032.

***	Of which, $29,253 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Sovereign transferred out of Level 3 as a result of being valued by an independent pricing source and 1 corporate bond transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Mutual Funds (including 8.4% of collateral received for securities on loan)	18.1%
Commercial Mortgage-Backed Securities	14.5
Banking	10.5
Sovereigns	5.6
Residential Mortgage-Backed Securities	5.3
Collateralized Loan Obligations	3.8
Foreign Agencies	3.3
Healthcare & Pharmaceutical	3.3
Insurance	3.2
Electric	3.0
Media & Entertainment	3.0
Non-Captive Finance	2.8
Mortgage-Backed Securities	2.7
Cable	2.2
Technology	2.2
Municipal Bonds	2.0
Energy – Other	1.7
Capital Goods	1.6
Non-Residential Mortgage-Backed Securities	1.6
Foods	1.4
Telecommunications	1.4
Automotive	1.3
Chemicals	1.3

Healthcare Insurance	1.2%
Metals	1.2
Building Materials & Construction	1.1
Pipelines & Other	1.0
Paper	0.9
Gaming	0.8
Retailers	0.8
Collateralized Debt Obligations	0.7
Energy – Integrated	0.7
Tobacco	0.7
Airlines	0.5
Lodging	0.5
Real Estate Investment Trusts	0.5
Packaging	0.4
U.S. Government Treasury Obligations	0.4
Collateralized Mortgage Obligations	0.3
Aerospace & Defense	0.2
Brokerage	0.2
Consumer	0.2
Covered Bond	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A61

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$3,457,753		Premiums received for swap agreements	$623,267
Credit contracts	Unrealized appreciation on swap agreements	1,033,039		Unrealized depreciation on swap agreements	2,281,416
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	9,848,987		Unrealized depreciation on forward currency contracts	13,462,901
Interest rate contracts	Due to broker — variation margin	263,222	*	Due to broker — variation margin	4,184,294	*
Interest rate contracts	Premiums paid for swap agreements	7,475		Premiums received for swap agreements	71,297
Interest rate contracts	Unaffiliated investment	9,616		Unrealized depreciation on swap agreements	3,761,007
Interest rate contracts	Unrealized appreciation on swap agreements	6,038,201

Total		$20,648,677			$24,384,182

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(3,267,903)	$(3,267,903)
Foreign exchange contracts	—	—	—	(2,756,838)	—	(2,756,838)
Interest rate contracts	155,914	(38,686)	(7,378,236)	—	3,137,690	(4,123,318)

Total	$155,914	$(38,686)	$(7,378,236)	$(2,756,838)	$(130,213)	$(10,148,059)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Option Purchased	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$377,611	$377,611
Foreign exchange contracts	—	—	(3,050,876)	—	(3,050,876)
Interest rate contracts	(413,619)	(3,096,592)	—	698,363	(2,811,848)

Total	$(413,619)	$(3,096,592)	$(3,050,876)	$1,075,974	$(5,485,113)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premium)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$278,336	$23,759	$425,250,021	$39,735,722	$344,539,890	$264,425,411

Exchange-traded Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swap (Notional Amount in USD (000))
$29,865	$411,065	$229,928	$41,850	$42,922

SEE NOTES TO FINANCIAL STATEMENTS.

A62

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$100,891,630	$—	$—	$100,891,630
Exchange-traded and cleared Derivatives	29,020	—	—	29,020
Over-the-counter Derivatives	16,929,843	—	—	16,929,843

				117,850,493

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter Derivatives	$(19,505,324)	$—	$—	$(19,505,324)
Exchange-traded and cleared Derivatives	—	—	—	—

				(19,505,324)

Collateral Amounts Pledged/(Received):
Securities on Loan				(100,891,630)
Exchange-traded and cleared Derivatives				—
Over-the-counter Derivatives				437,114

Net Amount				$(2,109,347)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS
Investments, at value including securities on loan of $100,891,630:
Unaffiliated investments (cost $1,062,749,196)	$1,102,470,206
Affiliated investments (cost $228,603,024)	222,243,546
Foreign currency, at value (cost $769,600)	765,520
Receivable for investments sold	23,444,641
Dividends and interest receivable	11,967,045
Unrealized appreciation on forward foreign currency exchange contracts	9,848,987
Unrealized appreciation on over-the-counter swap agreements	7,071,240
Premium paid for swap agreements	3,465,228
Due from broker—variation margin	29,020
Receivable for Series shares sold	23,174
Foreign tax reclaim receivable	3,823
Prepaid expenses	1,400

Total Assets	1,381,333,830

LIABILITIES
Collateral for securities on loan	103,169,696
Payable for investments purchased	33,114,739
Unrealized depreciation on forward foreign currency exchange contracts	13,462,901
Unrealized depreciation on over-the-counter swap agreements	6,042,423
Premium received for swap agreements	694,564
Management fee payable	409,270
Accrued expenses and other liabilities	228,979
Payable for Series shares repurchased	202,957
Payable to custodian	185,723
Deferred trustees’ fees	3,322
Affiliated transfer agent fee payable	926

Total Liabilities	157,515,500

NET ASSETS	$1,223,818,330

Net assets were comprised of:
Paid-in capital	$1,185,307,179
Retained earnings	38,511,151

Net assets, June 30, 2013	$1,223,818,330

Net asset value and redemption price per share, $1,223,818,330 / 110,924,635 outstanding shares of beneficial interest	$11.03

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2013

INVESTMENT INCOME
Interest income	$28,445,404
Unaffiliated dividend income	858,489
Affiliated income from securities loaned, net	81,537
Affiliated dividend income	20,587

29,406,017

EXPENSES
Management fee	2,554,995
Custodian’s fees and expenses	119,000
Shareholders’ reports	74,000
Audit fee	20,000
Trustees’ fees	12,000
Insurance expenses	8,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	8,550

Total expenses	2,811,545

NET INVESTMENT INCOME	26,594,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(387,513))	1,832,111
Futures transactions	(7,378,236)
Swap agreement transactions	(130,213)
Foreign currency transactions	(2,668,479)
Options written transactions	(38,686)

(8,383,503)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,140,031)	(45,603,308)
Futures	(3,096,592)
Swap agreements	1,075,974
Foreign currencies	(3,070,921)

(50,694,847)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(59,078,350)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,483,878)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$26,594,472	$63,489,896
Net realized gain (loss) on investment and foreign currency transactions	(8,383,503)	35,260,830
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(50,694,847)	44,689,412

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,483,878)	143,440,138

DISTRIBUTIONS	(59,986,377)	(119,592,407)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,246,963 and 10,761,927 shares, respectively]	14,888,118	126,405,304
Series shares issued in reinvestment of distributions [5,270,069 and 10,330,307 shares, respectively]	59,986,377	119,592,407
Series shares repurchased [5,473,395 and 43,877,359 shares, respectively]	(64,486,963)	(520,843,578)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	10,387,532	(274,845,867)

TOTAL DECREASE IN NET ASSETS	(82,082,723)	(250,998,136)
NET ASSETS:
Beginning of period	1,305,901,053	1,556,899,189

End of period	$1,223,818,330	$1,305,901,053

SEE NOTES TO FINANCIAL STATEMENTS.

A64

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.3%
Boeing Co. (The)	503,771	$51,606,301
Precision Castparts Corp.	221,702	50,106,869
TransDigm Group, Inc.	290,801	45,588,873

		147,302,043

Air Freight & Logistics — 0.9%
FedEx Corp.	314,181	30,971,963

Airlines — 1.2%
United Continental Holdings, Inc.*(a)	1,351,188	42,278,673

Auto Components — 1.1%
Lear Corp.	624,116	37,734,053

Automobiles — 0.2%
General Motors Co.*(a)	186,293	6,205,420

Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc.*	313,181	28,887,816
Biogen Idec, Inc.*	243,582	52,418,847
BioMarin Pharmaceutical, Inc.*(a)	272,622	15,209,581
Gilead Sciences, Inc.*(a)	1,108,376	56,759,935
Vertex Pharmaceuticals, Inc.*	332,920	26,590,320

		179,866,499

Capital Markets — 3.8%
Goldman Sachs Group, Inc. (The)	311,617	47,132,071
Morgan Stanley	3,346,793	81,762,153

		128,894,224

Chemicals — 2.1%
Monsanto Co.	568,548	56,172,542
Mosaic Co. (The)	279,055	15,015,950

		71,188,492

Commercial Banks — 2.5%
PNC Financial Services Group, Inc.	515,210	37,569,113
Wells Fargo & Co.	1,202,108	49,610,997

		87,180,110

Communications Equipment — 1.1%
JDS Uniphase Corp.*	2,528,247	36,356,192

Computers & Peripherals — 1.7%
Apple, Inc.	149,624	59,263,074

Consumer Finance — 0.8%
Capital One Financial Corp.	465,073	29,211,235

Diversified Financial Services — 3.2%
Citigroup, Inc.	975,066	46,773,916
ING US, Inc.*	936,019	25,328,674
JPMorgan Chase & Co.	705,831	37,260,819

		109,363,409

Diversified Telecommunication Services — 0.9%
Vivendi SA (France)	1,628,411	30,860,858

Electric Utilities — 0.8%
EDP – Energias de Portugal SA (Portugal)	8,801,505	28,391,401

Electronic Equipment & Instruments — 1.5%
Flextronics International Ltd. (Singapore)*	6,579,992	50,929,138

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services — 2.8%
FMC Technologies, Inc.*	466,184	$25,957,125
Halliburton Co.	887,495	37,026,292
National Oilwell Varco, Inc.	455,129	31,358,388

		94,341,805

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	354,702	39,219,400
Wal-Mart Stores, Inc.	251,216	18,713,080
Whole Foods Market, Inc.	808,808	41,637,436

		99,569,916

Food Products — 3.6%
Bunge Ltd. (Bermuda)	566,789	40,111,658
Mondelez International, Inc. (Class A Stock)	1,491,419	42,550,184
Tyson Foods, Inc. (Class A Stock)	1,554,159	39,910,803

		122,572,645

Healthcare Equipment & Supplies — 0.9%
Abbott Laboratories	841,997	29,368,855

Healthcare Providers & Services — 2.9%
Express Scripts Holding Co*	409,800	25,280,562
HCA Holdings, Inc.	935,613	33,738,205
UnitedHealth Group, Inc.	598,934	39,218,198

		98,236,965

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp. (Panama)	928,133	31,825,681
Dunkin’ Brands Group, Inc.	741,577	31,754,327
Starbucks Corp.	472,209	30,924,967

		94,504,975

Independent Power Producers & Energy Traders — 1.0%
Calpine Corp.*	1,659,162	35,224,009

Insurance — 1.3%
MetLife, Inc.	973,474	44,546,170

Internet & Catalog Retail — 4.0%
Amazon.com, Inc.*	248,992	69,142,589
ASOS PLC (United Kingdom)*	263,776	16,188,182
priceline.com, Inc.*	62,961	52,076,932

		137,407,703

Internet Software & Services — 4.9%
Facebook, Inc.*	1,229,636	30,568,751
Google, Inc. (Class A Stock)*	101,553	89,404,215
LinkedIn Corp. (Class A Stock)*	266,075	47,441,172

		167,414,138

IT Services — 3.7%
International Business Machines Corp.(a)	177,291	33,882,083
MasterCard, Inc. (Class A Stock)	161,025	92,508,863

		126,390,946

Machinery — 0.7%
SPX Corp.	332,228	23,913,772

Media — 3.8%
Comcast Corp. (Class A Stock)	852,659	35,709,359
Liberty Global PLC (United Kingdom)*	667,438	45,312,366

SEE NOTES TO FINANCIAL STATEMENTS.

A65

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Walt Disney Co. (The)	761,051	$48,060,370

		129,082,095

Metals & Mining — 1.4%
Goldcorp, Inc. (Canada)	1,000,089	24,732,201
Kinross Gold Corp. (Canada)	4,365,786	22,265,509

		46,997,710

Multi-Line Retail — 0.2%
J.C. Penney Co., Inc.*(a)	395,028	6,747,078

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	513,970	44,165,442
Denbury Resources, Inc.*	929,092	16,091,873
Marathon Oil Corp.	1,091,709	37,751,297
Noble Energy, Inc.	719,852	43,219,914
Occidental Petroleum Corp.	475,069	42,390,407
Suncor Energy, Inc. (Canada)	1,131,510	33,352,487

		216,971,420

Personal Products — 2.0%
Avon Products, Inc.	1,195,111	25,133,184
Estee Lauder Cos., Inc. (The) (Class A Stock)	656,453	43,174,914

		68,308,098

Pharmaceuticals — 4.7%
Actavis Inc*	298,357	37,658,621
Novo Nordisk A/S, ADR (Denmark)	245,159	37,992,290
Pfizer, Inc.	1,336,046	37,422,648
Sanofi, ADR (France)	660,780	34,036,778
Teva Pharmaceutical Industries Ltd., ADR (Israel)	356,831	13,987,775

		161,098,112

Road & Rail — 1.1%
Canadian Pacific Railway Ltd. (Canada)	302,408	36,706,283

Semiconductors & Semiconductor Equipment — 0.5%
Avago Technologies Ltd. (Singapore)	466,413	17,434,518

Software — 6.3%
CA, Inc.	1,287,148	36,851,047
Microsoft Corp.	1,776,300	61,335,639
Red Hat, Inc.*	598,976	28,643,032
salesforce.com, Inc.*(a)	871,514	33,274,405
Splunk, Inc.*	295,162	13,683,710
VMware, Inc. (Class A Stock)*(a)	360,444	24,146,144
Workday, Inc. (Class A Stock)*	272,046	17,435,428

		215,369,405

Specialty Retail — 2.6%
Inditex SA ADR (Spain)	1,455,184	35,986,700
TJX Cos., Inc. (The)	1,046,268	52,376,176

		88,362,876

Textiles, Apparel & Luxury Goods — 4.9%
Michael Kors Holdings Ltd. (British Virgin Islands)*	740,411	45,920,290
NIKE, Inc. (Class B Stock)	814,176	51,846,728

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Prada SpA (Italy)	3,828,153	$34,521,375
Ralph Lauren Corp.	208,806	36,277,954

		168,566,347

Wireless Telecommunication Services — 1.5%
NII Holdings, Inc.*	2,377,019	15,854,717
SBA Communications Corp. (Class A Stock)*(a)	462,905	34,310,518

		50,165,235

TOTAL LONG-TERM INVESTMENTS (cost $2,473,882,628)		3,355,297,860

SHORT-TERM INVESTMENT — 6.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $223,171,834; includes $164,456,858 of cash collateral for securities on loan)(b)(w)(Note 4)	223,171,834	223,171,834

TOTAL INVESTMENTS — 104.7% (cost $2,697,054,462)		3,578,469,694
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(161,453,685)

NET ASSETS — 100.0%		$3,417,016,009

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,230,787; cash collateral of $164,456,858 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,245,336,044	$109,961,816	$—
Affiliated Money Market Mutual Fund	223,171,834	—	—

Total	$3,468,507,878	$109,961,816	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (4.8% represents investments purchased with collateral from securities on loan)	6.5%
Oil, Gas & Consumable Fuels	6.3
Software	6.3
Biotechnology	5.3
Textiles, Apparel & Luxury Goods	4.9
Internet Software & Services	4.9
Pharmaceuticals	4.7
Aerospace & Defense	4.3
Internet & Catalog Retail	4.0
Media	3.8
Capital Markets	3.8
IT Services	3.7
Food Products	3.6
Diversified Financial Services	3.2
Food & Staples Retailing	2.9

Healthcare Providers & Services	2.9%
Hotels, Restaurants & Leisure	2.8
Energy Equipment & Services	2.8
Specialty Retail	2.6
Commercial Banks	2.5
Chemicals	2.1
Personal Products	2.0
Computers & Peripherals	1.7
Electronic Equipment & Instruments	1.5
Wireless Telecommunication Services	1.5
Metals & Mining	1.4
Insurance	1.3
Airlines	1.2
Auto Components	1.1
Road & Rail	1.1
Communications Equipment	1.1
Independent Power Producers & Energy Traders	1.0
Air Freight & Logistics	0.9
Diversified Telecommunication Services	0.9
Healthcare Equipment & Supplies	0.9
Consumer Finance	0.8
Electric Utilities	0.8
Machinery	0.7
Semiconductors & Semiconductor Equipment	0.5
Multi-Line Retail	0.2
Automobiles	0.2

104.7
Liabilities in excess of other assets	(4.7)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$159,230,787	$—	$—	$159,230,787

Collateral Amounts Pledged/(Received):
Securities on loan				(159,230,787)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS
Investments at value, including securities on loan of 159,230,787:
Unaffiliated investments (cost $2,473,882,628)	$3,355,297,860
Affiliated investments (cost $223,171,834)	223,171,834
Foreign currency, at value (cost $53,779)	53,794
Receivable for investments sold	7,937,449
Tax reclaim receivable	1,745,570
Dividends and interest receivable	1,164,720
Receivable for Series shares sold	136,905
Prepaid expenses	3,085

Total Assets	3,589,511,217

LIABILITIES
Collateral for securities on loan	164,456,858
Payable for investments purchased	5,949,168
Management fee payable	1,274,925
Payable for Series shares repurchased	539,794
Accrued expenses and other liabilities	271,920
Affiliated transfer agent fees payable	926
Deferred trustees’ fees	891
Distribution fee payable	397
Administration fee payable	329

Total Liabilities	172,495,208

NET ASSETS	$3,417,016,009

Net assets were comprised of:
Paid-in capital	$2,511,724,150
Retained earnings	905,291,859

Net assets, June 30, 2013	$3,417,016,009

Class I:
Net asset value and redemption price per share, $3,415,096,252 / 114,249,947 outstanding shares of beneficial interest	$29.89

Class II:
Net asset value and redemption price per share, $1,919,757 / 63,669 outstanding shares of beneficial interest	$30.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INVESTMENT INCOME
Unaffiliated dividend income (net of $817,564 foreign withholding tax)	$22,789,311
Affiliated income from securities lending, net	273,697
Affiliated dividend income	61,084
Interest income	41

23,124,133

EXPENSES
Management fee	7,519,870
Distribution fee—Class II	2,375
Administration fee—Class II	1,425
Shareholders’ reports	144,000
Custodian’s fees and expenses	121,000
Trustees’ fees	20,000
Insurance expenses	17,000
Audit fee	11,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	13,521

Total expenses	7,867,191

NET INVESTMENT INCOME	15,256,942

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	169,818,503
Foreign currency transactions	(7,613)

169,810,890

Net change in unrealized appreciation (depreciation) on:
Investments	175,491,246
Foreign currencies	430

175,491,676

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	345,302,566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$360,559,508

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$15,256,942	$32,977,472
Net realized gain on investment and foreign currency transactions	169,810,890	160,093,957
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	175,491,676	208,970,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	360,559,508	402,041,729

DISTRIBUTIONS
Class I	—	(18,817,932)
Class II	—	(4,233)

TOTAL DISTRIBUTIONS	—	(18,822,165)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	8,255,821	17,165,247
Series shares issued in reinvestment of distributions	—	18,822,165
Series shares repurchased	(120,627,820)	(249,839,713)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(112,371,999)	(213,852,301)

TOTAL INCREASE IN NET ASSETS	248,187,509	169,367,263
NET ASSETS:
Beginning of period	3,168,828,500	2,999,461,237

End of period	$3,417,016,009	$3,168,828,500

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 67.2%	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc.	45,000	$3,704,850
BAE Systems PLC (United Kingdom)	41,403	241,111
Boeing Co. (The)	34,800	3,564,912
European Aeronautic Defense and Space Co. NV (Netherlands)	8,412	450,046
Exelis, Inc.	135,800	1,872,682
General Dynamics Corp.	207,700	16,269,141
L-3 Communications Holdings, Inc.	28,700	2,460,738
Meggitt PLC (United Kingdom)	11,596	91,362
Northrop Grumman Corp.	202,900	16,800,120
Raytheon Co.	93,600	6,188,832
Safran SA (France)	1,103	57,583
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	118,100	2,536,788
Thales SA (France)	4,430	206,720
United Technologies Corp.	6,200	576,228

		55,021,113

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	4,351	107,983
FedEx Corp.	162,600	16,029,108
United Parcel Service, Inc. (Class B Stock)	61,700	5,335,816

		21,472,907

Airlines — 0.1%
Allegiant Travel Co.(a)	5,700	604,143
Deutsche Lufthansa AG (Germany)*	1,057	21,412
EasyJet PLC (United Kingdom)	8,385	165,277
International Consolidated Airlines Group SA (United Kingdom)*	4,360	17,505
Ryanair Holdings PLC (Ireland), ADR	7,700	396,781
Spirit Airlines, Inc.*	51,100	1,623,447

		2,828,565

Auto Components
Aisin Seiki Co. Ltd. (Japan)	900	34,364
Bridgestone Corp. (Japan)	3,100	105,711
Cie Generale des Etablissements Michelin (France) (Class B Stock)	843	75,377
Denso Corp. (Japan)	2,400	112,832
Sumitomo Rubber Industries Ltd. (Japan)	800	13,059
Toyoda Gosei Co. Ltd. (Japan)	5,200	127,138
Toyota Boshoku Corp. (Japan)	20,400	293,325
Visteon Corp.*	6,300	397,656

		1,159,462

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	2,757	240,619
Daihatsu Motor Co. Ltd. (Japan)	1,000	18,941
Daimler AG (Germany)	242	14,609
Fiat SpA (Italy)*(a)	44,778	312,281
Fuji Heavy Industries Ltd. (Japan)	21,000	518,579
Honda Motor Co. Ltd. (Japan)	600	22,290
Isuzu Motors Ltd. (Japan)	5,000	34,180

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Mazda Motor Corp. (Japan)*	13,000	$51,395
Peugeot SA (France)*(a)	1,028	8,479
Renault SA (France)	2,934	197,626
Suzuki Motor Corp. (Japan)	12,700	292,739
Thor Industries, Inc.	21,600	1,062,288
Toyota Motor Corp. (Japan)	12,800	772,068
Volkswagen AG (Germany)	29	5,638

		3,551,732

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	756	68,065
Carlsberg A/S (Denmark) (Class B Stock)	502	44,887
Coca-Cola Co. (The)	362,900	14,555,919
Coca-Cola Enterprises, Inc.	334,300	11,753,988
Diageo PLC (United Kingdom)	5,892	168,962
Dr Pepper Snapple Group, Inc.	77,800	3,573,354
Heineken Holding NV (Netherlands)	5,294	296,710
Heineken NV (Netherlands)	1,097	69,825
Kirin Holdings Co., Ltd. (Japan)	4,000	62,657
PepsiCo, Inc.	341,220	27,908,384
SABMiller PLC (United Kingdom)	2,112	101,257

		58,604,008

Biotechnology — 1.8%
Actelion Ltd. (Switzerland)	5,265	317,152
Alexion Pharmaceuticals, Inc.*	48,500	4,473,640
Amgen, Inc.	180,808	17,838,517
Biogen Idec, Inc.*	73,800	15,881,760
Celgene Corp.*	200,500	23,440,455
CSL Ltd. (Australia)	2,424	136,515
Myriad Genetics, Inc.*(a)	19,500	523,965

		62,612,004

Building Products — 0.2%
A.O. Smith Corp.	13,000	471,640
Geberit AG (Switzerland)	178	44,095
Lennox International, Inc.	79,700	5,143,838
TOTO Ltd. (Japan)	1,000	10,168

		5,669,741

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	24,818	127,434
Aberdeen Asset Management PLC (United Kingdom)	52,453	305,260
BlackRock, Inc.	49,100	12,611,335
Daiwa Securities Group, Inc. (Japan)	8,000	66,999
Franklin Resources, Inc.	99,400	13,520,388
Goldman Sachs Group, Inc. (The)	167,600	25,349,500
Invesco Ltd.	16,700	531,060
Morgan Stanley	220,900	5,396,587
Nomura Holdings, Inc. (Japan)	17,900	131,758
Partners Group Holding AG (Switzerland)	83	22,466
Schroders PLC (United Kingdom)	5,686	188,759
State Street Corp.	43,500	2,836,635
T. Rowe Price Group, Inc.	36,500	2,669,975

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
UBS AG (Switzerland)	7,362	$124,961

		63,883,117

Chemicals — 1.6%
Air Water, Inc. (Japan)	1,000	14,058
Asahi Kasei Corp. (Japan)	6,000	39,589
BASF SE (Germany)	7,201	642,279
CF Industries Holdings, Inc.	71,500	12,262,250
Daicel Corp. (Japan)	34,000	297,159
Denki Kagaku Kogyo KK (Japan)	2,000	7,240
EMS-Chemie Holding AG (Switzerland)	40	11,847
International Flavors & Fragrances, Inc.	27,400	2,059,384
JSR Corp. (Japan)	900	18,210
K+S AG (Germany)	7,456	275,551
Kaneka Corp. (Japan)	1,000	6,594
Kansai Paint Co. Ltd. (Japan)	1,000	12,765
Kuraray Co. Ltd. (Japan)	20,600	288,713
LSB Industries, Inc.*	15,900	483,519
LyondellBasell Industries NV (Class A Stock)	253,400	16,790,284
Mitsubishi Chemical Holdings Corp. (Japan)	6,500	30,464
Mitsubishi Gas Chemical Co., Inc. (Japan)	2,000	14,663
Monsanto Co.	99,200	9,800,960
Mosaic Co. (The)	216,100	11,628,341
Nitto Denko Corp. (Japan)	800	51,308
Shin-Etsu Chemical Co. Ltd. (Japan)	2,000	132,371
Showa Denko KK (Japan)	7,000	9,232
Syngenta AG (Switzerland)	443	172,752
Yara International ASA (Norway)	7,223	288,046

		55,337,579

Commercial Banks — 1.9%
Aozora Bank Ltd. (Japan)	104,000	324,800
Australia & New Zealand Banking Group Ltd. (Australia)	23,877	619,834
Banco Santander SA (Spain)	10,303	65,931
Bank Hapoalim BM (Israel)*	62,656	282,766
Bank of East Asia Ltd. (Hong Kong)	6,000	21,476
Bank of Yokohama Ltd. (The) (Japan)	6,000	30,952
BB&T Corp.	178,600	6,050,968
BNP Paribas SA (France)	1,187	64,982
Chiba Bank Ltd. (The) (Japan)	3,000	20,469
Commonwealth Bank of Australia (Australia)	11,799	742,704
DBS Group Holdings Ltd. (Singapore)	6,000	73,007
DNB ASA (Norway)	4,829	70,053
Fukuoka Financial Group, Inc. (Japan)	4,000	17,013
HSBC Holdings PLC (United Kingdom)	62,134	643,224
Huntington Bancshares, Inc.	1,132,300	8,922,524
Iyo Bank Ltd. (The) (Japan)	1,000	9,558
Joyo Bank Ltd. (The) (Japan)	3,000	16,384

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
KeyCorp	60,500	$667,920
Mitsubishi UFJ Financial Group, Inc. (Japan)	68,200	421,194
Mizuho Financial Group, Inc. (Japan)	221,700	460,403
National Australia Bank Ltd. (Australia)	11,378	307,776
Nordea Bank AB (Sweden)	12,402	138,496
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,000	94,334
Regions Financial Corp.	126,100	1,201,733
Resona Holdings, Inc. (Japan)	9,000	43,832
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	32,143	306,869
Standard Chartered PLC (United Kingdom)	3,460	75,118
Sumitomo Mitsui Financial Group, Inc. (Japan)	12,400	567,586
Suruga Bank Ltd. (Japan)	1,000	18,134
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,378	95,273
Swedbank AB (Sweden) (Class A Stock)	17,283	395,859
U.S. Bancorp	299,432	10,824,467
Wells Fargo & Co.	764,012	31,530,775
Westpac Banking Corp. (Australia)	25,424	667,507
Yamaguchi Financial Group, Inc. (Japan)	1,000	9,839

		65,803,760

Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. (Japan)	16,000	145,996
Deluxe Corp.	9,600	332,640
Secom Co. Ltd. (Japan)	1,000	54,371
Toppan Printing Co. Ltd. (Japan)	3,000	20,811
Tyco International Ltd.	9,900	326,205
UniFirst Corp.	14,800	1,350,500

		2,230,523

Communications Equipment — 1.7%
AAC Technologies Holdings, Inc. (Hong Kong)	55,000	308,576
Cisco Systems, Inc.	1,333,600	32,419,816
QUALCOMM, Inc.	435,100	26,575,908

		59,304,300

Computers & Peripherals — 3.0%
Apple, Inc.	176,400	69,868,512
EMC Corp.	198,600	4,690,932
Hewlett-Packard Co.	979,900	24,301,520
NEC Corp. (Japan)	92,000	201,467
NetApp, Inc.*	58,700	2,217,686
Synaptics, Inc.*	13,600	524,416

		101,804,533

Construction & Engineering — 0.1%
AECOM Technology Corp.*	43,500	1,382,865
Bouygues SA (France)	3,275	83,453
Ferrovial SA (Spain)	19,524	311,700

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Hochtief AG (Germany)	148	$9,641
JGC Corp. (Japan)	1,000	36,012
Koninklijke Boskalis Westminster NV (Netherlands)	362	13,187
Quanta Services, Inc.*	103,900	2,749,194
Vinci SA (France)	8,474	425,058

		5,011,110

Construction Materials
HeidelBergCement AG (Germany)	658	44,086
Imerys SA (France)	157	9,640

		53,726

Consumer Finance — 0.9%
Capital One Financial Corp.	125,100	7,857,531
Discover Financial Services	349,200	16,635,888
SLM Corp.	212,200	4,850,892

		29,344,311

Containers & Packaging — 0.1%
Owens-Illinois, Inc.*	58,900	1,636,831

Diversified Financial Services — 2.2%
Bank of America Corp.	820,182	10,547,541
Citigroup, Inc.	400,950	19,233,571
Industrivarden AB (Sweden) (Class C Stock)	5,441	90,856
Investor AB (Sweden) (Class B Stock)	12,536	336,477
Japan Exchange Group, Inc. (Japan)	2,600	262,618
JPMorgan Chase & Co.	831,994	43,920,963
ORIX Corp. (Japan)	12,300	167,855

		74,559,881

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,158,947	41,026,724
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	9,188	12,216
BT Group PLC (United Kingdom)	94,409	443,229
CenturyLink, Inc.	297,800	10,527,230
Deutsche Telekom AG (Germany)	38,320	446,447
Nippon Telegraph & Telephone Corp. (Japan)	8,400	437,815
Orange SA (France)	8,888	84,164
TDC A/S (Denmark)	24,416	197,881
Telecom Italia SpA-RSP (Italy)	99,379	55,404
Telenor ASA (Norway)	3,265	64,853
Telstra Corp. Ltd. (Australia)	21,076	91,628
Verizon Communications, Inc.	465,588	23,437,700
Ziggo NV (Netherlands)	816	32,776

		76,858,067

Electric Utilities — 0.8%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	6,663
Chubu Electric Power Co., Inc. (Japan)	3,100	43,912
Chugoku Electric Power Co., Inc. (The) (Japan)	1,400	21,952

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Duke Energy Corp.	49,500	$3,341,250
Edison International	183,800	8,851,808
El Paso Electric Co.	23,400	826,254
Electricite de France SA (France)	7,262	168,525
Energias de Portugal SA (Portugal)	97,227	313,629
Exelon Corp.	130,300	4,023,664
Fortum OYJ (Finland)	2,146	40,202
Hokkaido Electric Power Co., Inc. (Japan)*	900	12,282
Hokuriku Electric Power Co. (Japan)	800	12,553
Iberdrola SA (Spain)	36,984	195,445
Kansai Electric Power Co., Inc. (The) (Japan)*	3,300	45,172
Kyushu Electric Power Co., Inc. (Japan)*	2,000	30,142
Shikoku Electric Power Co., Inc. (Japan)*	800	14,447
Southern Co.	65,100	2,872,863
Tohoku Electric Power Co., Inc. (Japan)*	2,200	27,469
Tokyo Electric Power Co., Inc. (Japan)*	7,100	36,653
Xcel Energy, Inc.	193,600	5,486,624

		26,371,509

Electrical Equipment — 0.4%
Alstom SA (France)	425	13,942
Babcock & Wilcox Co. (The)	119,900	3,600,597
Emerson Electric Co.	162,500	8,862,750
Fuji Electric Co. Ltd. (Japan)	36,000	126,579
Schneider Electric SA (France)	376	27,307

		12,631,175

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	75,800	3,020,630
Avnet, Inc.*	169,500	5,695,200
FUJIFILM Holdings Corp. (Japan)	7,000	153,955
Hitachi High-Technologies Corp. (Japan)	300	7,235
Hoya Corp. (Japan)	2,100	43,193
Ingram Micro, Inc. (Class A Stock)*	136,100	2,584,539
Keyence Corp. (Japan)	200	63,722
Murata Manufacturing Co. Ltd. (Japan)	1,000	76,065
Omron Corp. (Japan)	1,000	29,813
Yaskawa Electric Corp. (Japan)	1,000	12,137

		11,686,489

Energy Equipment & Services — 0.9%
Atwood Oceanics, Inc.*	8,800	458,040
Diamond Offshore Drilling, Inc.	57,700	3,969,183
Ensco PLC (Class A Stock)	241,300	14,024,356
Schlumberger Ltd.	178,600	12,798,476
Superior Energy Services, Inc.*	32,700	848,238
Transocean Ltd.	1,722	82,685

		32,180,978

Food & Staples Retailing — 1.8%
Aeon Co. Ltd. (Japan)	2,800	36,795

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Carrefour SA (France)	2,912	$79,983
Casino Guichard Perrachon SA (France)	3,190	298,921
Costco Wholesale Corp.	36,400	4,024,748
CVS Caremark Corp.	424,800	24,290,064
Delhaize Group SA (Belgium)	6,787	419,586
J Sainsbury PLC (United Kingdom)	58,745	317,510
Kesko OYJ (Finland) (Class B Stock)	192	5,334
Koninklijke Ahold NV (Netherlands)	6,208	92,331
Kroger Co. (The)	417,400	14,416,996
Wal-Mart Stores, Inc.	253,500	18,883,215
WM Morrison Supermarkets PLC (United Kingdom)	77,921	310,162

		63,175,645

Food Products — 1.2%
Archer-Daniels-Midland Co.	375,400	12,729,814
Associated British Foods PLC (United Kingdom)	12,538	330,755
Bunge Ltd.	54,100	3,828,657
Danone SA (France)	1,188	89,418
Darling International, Inc.*	36,100	673,626
General Mills, Inc.	82,800	4,018,284
Golden Agri-Resources Ltd. (Singapore)	36,000	15,848
Ingredion, Inc.	81,000	5,315,220
Lindt & Spruengli AG (Switzerland)	4	15,015
Mondelez International, Inc. (Class A Stock)	22,600	644,778
Nestle SA (Switzerland)	15,504	1,017,379
Nippon Meat Packers, Inc. (Japan)	1,000	15,296
Sanderson Farms, Inc.(a)	4,600	305,532
Suedzucker AG (Germany)	7,800	241,482
Tate & Lyle PLC (United Kingdom)	2,236	28,055
Tyson Foods, Inc. (Class A Stock)	500,700	12,857,976
Unilever NV (Netherlands), CVA	7,563	297,711

		42,424,846

Gas Utilities
Enagas (Spain)	9,882	244,243
Gas Natural SDG SA (Spain)	10,283	207,176

		451,419

Health Care Technology
MedAssets, Inc.*	16,100	285,614

Healthcare Equipment & Supplies — 1.9%
Abbott Laboratories	533,300	18,601,504
Baxter International, Inc.	22,100	1,530,867
Becton, Dickinson & Co.	38,400	3,795,072
C.R. Bard, Inc.(a)	43,900	4,771,052
CareFusion Corp.*	60,200	2,218,370
Covidien PLC	24,300	1,527,012
Edwards Lifesciences Corp.*	6,300	423,360
Intuitive Surgical, Inc.*	19,900	10,080,942
Medtronic, Inc.	180,800	9,305,776
Sirona Dental Systems, Inc.*	3,500	230,580
Smith & Nephew PLC (United Kingdom)	4,238	47,465

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies (continued)
St. Jude Medical, Inc.	41,300	$1,884,519
STERIS Corp.	9,500	407,360
Stryker Corp.	138,900	8,984,052
Terumo Corp. (Japan)	700	34,795
Thoratec Corp.*	37,200	1,164,732

		65,007,458

Healthcare Providers & Services — 1.2%
Aetna, Inc.	165,100	10,490,454
Alfresa Holdings Corp. (Japan)	200	10,709
Cigna Corp.	99,500	7,212,755
Fresenius SE & Co. KGaA (Germany)	516	63,509
HCA Holdings, Inc.	137,600	4,961,856
Humana, Inc.	143,900	12,142,282
Medipal Holdings Corp. (Japan)	700	9,491
Miraca Holdings, Inc. (Japan)	300	13,786
Ramsay Health Care Ltd. (Australia)	1,196	39,092
Sonic Healthcare Ltd. (Australia)	566	7,689
WellPoint, Inc.	83,100	6,800,904

		41,752,527

Hotels, Restaurants & Leisure — 1.7%
Accor SA (France)	772	27,136
Chipotle Mexican Grill, Inc.*	900	327,915
Flight Centre Ltd. (Australia)	7,869	281,772
Galaxy Entertainment Group Ltd. (Hong Kong)*	23,000	111,721
International Game Technology	207,100	3,460,641
Jack In The Box, Inc.*	46,000	1,807,340
Marriott Vacations Worldwide Corp.*	7,100	307,004
McDonald’s Corp.	256,700	25,413,300
OPAP SA (Greece)	7,733	64,714
Oriental Land Co. Ltd. (Japan)	200	30,951
SJM Holdings Ltd. (Hong Kong)	9,000	21,841
Starbucks Corp.	316,200	20,707,938
TUI Travel PLC (United Kingdom)	61,213	331,885
Yum! Brands, Inc.	78,500	5,443,190

		58,337,348

Household Durables — 0.5%
Jarden Corp.*	23,800	1,041,250
Panasonic Corp. (Japan)*	8,700	70,053
Persimmon PLC (United Kingdom)	1,455	26,119
Sekisui House Ltd. (Japan)	3,000	43,345
Sony Corp. (Japan)	4,900	103,519
Tupperware Brands Corp.	40,300	3,130,907
Whirlpool Corp.	112,200	12,831,192

		17,246,385

Household Products — 1.1%
Colgate-Palmolive Co.	178,000	10,197,620
Henkel AG & Co. KGaA (Germany)	2,027	158,754
Procter & Gamble Co. (The)	347,705	26,769,808
Reckitt Benckiser Group PLC (United Kingdom)	7,066	499,827

		37,626,009

Independent Power Producers & Energy Traders — 0.4%
AES Corp.	1,000,400	11,994,796

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders (continued)
Electric Power Development Co. Ltd. (Japan)	500	$15,632

		12,010,428

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	34,600	2,155,926
General Electric Co.	1,554,600	36,051,174
Hopewell Holdings Ltd. (Hong Kong)	8,500	28,211
Hutchison Whampoa Ltd. (Hong Kong)	36,000	376,641
Siemens AG (Germany)	1,311	132,756

		38,744,708

Insurance — 2.6%
Aegon NV (Netherlands)	53,574	359,429
Ageas (Belgium)	8,865	311,057
Allianz SE (Germany)	2,144	312,939
American Financial Group, Inc.	44,400	2,171,604
American International Group, Inc.*	175,000	7,822,500
AXA SA (France)	8,269	163,004
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	16,463,432
Chubb Corp. (The)	172,700	14,619,055
Hannover Rueckversicherung AG (Germany)	4,117	296,040
Legal & General Group PLC (United Kingdom)	53,910	140,509
MetLife, Inc.	467,200	21,379,072
Muenchener Rueckversicherungs AG (Germany)	2,318	425,844
PartnerRe Ltd.	58,700	5,315,872
ProAssurance Corp.	20,400	1,064,064
Prudential PLC (United Kingdom)	20,296	331,289
Reinsurance Group of America, Inc.	32,500	2,246,075
Sampo OYJ (Finland) (Class A Stock)	4,404	171,490
Standard Life PLC (United Kingdom)	11,058	58,195
Swiss Re AG (Switzerland)	5,499	409,131
Symetra Financial Corp.	30,800	492,492
Travelers Cos., Inc. (The)	167,700	13,402,584
Tryg A/S (Denmark)	2,225	183,309

		88,138,986

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.*	22,100	6,136,949
Expedia, Inc.	37,600	2,261,640
HSN, Inc.	29,700	1,595,484

		9,994,073

Internet Software & Services — 1.3%
Akamai Technologies, Inc.*	39,600	1,684,980
Google, Inc. (Class A Stock)*	29,700	26,146,989
IAC/InterActiveCorp	36,200	1,721,672
Yahoo! Japan Corp. (Japan)	763	375,713
Yahoo!, Inc.*	624,500	15,681,195

		45,610,549

IT Services — 1.9%
Accenture PLC (Class A Stock)(a)	103,800	7,469,448
Broadridge Financial Solutions, Inc.	69,500	1,847,310

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Cap Gemini SA (France)	6,795	$329,976
Cardtronics, Inc.*	8,900	245,640
Cognizant Technology Solutions Corp. (Class A Stock)*	170,300	10,662,483
Computer Sciences Corp.	96,500	4,223,805
CoreLogic, Inc.*	216,200	5,009,354
DST Systems, Inc.	16,200	1,058,346
Fidelity National Information Services, Inc.	39,500	1,692,180
Fiserv, Inc.*	43,200	3,776,112
Global Payments, Inc.	14,100	653,112
International Business Machines Corp.	110,000	21,022,100
MasterCard, Inc. (Class A Stock)	3,900	2,240,550
Nomura Research Institute Ltd. (Japan)	500	16,238
Syntel, Inc.	22,900	1,439,723
Total System Services, Inc.	93,600	2,291,328
Visa, Inc. (Class A Stock)	12,400	2,266,100

		66,243,805

Leisure Equipment & Products — 0.3%
Namco Bandai Holdings, Inc. (Japan)	20,300	329,011
Polaris Industries, Inc.(a)	68,600	6,517,000
Smith & Wesson Holding Corp.*(a)	306,100	3,054,878
Yamaha Corp. (Japan)	2,300	26,353

		9,927,242

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	120,800	1,950,920
Mettler-Toledo International, Inc.*(a)	9,500	1,911,400

		3,862,320

Machinery — 1.3%
AGCO Corp.	19,900	998,781
Atlas Copco AB (Sweden) (Class B Stock)	1,912	40,918
Deere & Co.	160,000	13,000,000
Hino Motors Ltd. (Japan)	29,000	425,544
Hitachi Construction Machinery Co. Ltd. (Japan)	500	10,085
IHI Corp. (Japan)	6,000	22,701
JTEKT Corp. (Japan)	1,100	12,330
Kone OYJ (Finland) (Class B Stock)	2,241	177,754
Kubota Corp. (Japan)	6,000	87,320
Lincoln Electric Holdings, Inc.	25,600	1,466,112
Lindsay Corp.(a)	6,700	502,366
Makita Corp. (Japan)	500	26,881
Mitsubishi Heavy Industries Ltd. (Japan)	56,000	311,335
Mueller Industries, Inc.	12,600	635,418
Oshkosh Corp.*	203,600	7,730,692
Parker Hannifin Corp.	151,000	14,405,400
Schindler Holding AG (Switzerland)	105	14,221
Valmont Industries, Inc.	39,900	5,709,291

		45,577,149

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	29	$195,255
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	6	42,922
Matson, Inc.	45,600	1,140,000

		1,378,177

Media — 2.0%
AMC Networks, Inc. (Class A Stock)*	8,700	569,067
CBS Corp. (Class B Stock)	203,800	9,959,706
Cinemark Holdings, Inc.	47,100	1,315,032
Comcast Corp. (Class A Stock)	702,173	29,407,005
DIRECTV*	198,600	12,237,732
Hakuhodo DY Holdings, Inc. (Japan)	120	8,405
ITV PLC (United Kingdom)	170,250	362,984
Publicis Groupe SA (France)	4,941	351,892
Time Warner Cable, Inc.	40,600	4,566,688
Viacom, Inc. (Class B Stock)	30,500	2,075,525
Walt Disney Co. (The)	112,800	7,123,320

		67,977,356

Metals & Mining — 0.5%
Anglo American PLC (United Kingdom)	2,829	54,517
BHP Billiton Ltd. (Australia)	15,886	457,246
BHP Billiton PLC (United Kingdom)	10,137	258,473
Boliden AB (Sweden)	2,371	29,389
Fortescue Metals Group Ltd. (Australia)(a)	102,820	283,048
Freeport-McMoRan Copper & Gold, Inc.	543,100	14,994,991
Glencore International PLC (United Kingdom)	18,650	77,202
Hitachi Metals Ltd. (Japan)	1,000	11,201
JFE Holdings, Inc. (Japan)	2,400	52,579
Mitsubishi Materials Corp. (Japan)	5,000	17,603
Newcrest Mining Ltd. (Australia)	3,815	35,217
Southern Copper Corp.	47,800	1,320,236
Sumitomo Metal Mining Co. Ltd. (Japan)	26,000	289,605
Vedanta Resources PLC (United Kingdom)	489	7,601

		17,888,908

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	94,600	7,754,362
Macy’s, Inc.	312,800	15,014,400
Next PLC (United Kingdom)	3,042	210,721
Takashimaya Co. Ltd. (Japan)	3,000	30,406

		23,009,889

Multi-Utilities — 0.6%
Ameren Corp.	261,300	8,999,172
Avista Corp.	21,300	575,526
Centrica PLC (United Kingdom)	9,616	52,597
DTE Energy Co.	56,000	3,752,560
E.ON SE (Germany)	26,031	426,611
National Grid PLC (United Kingdom)	27,634	313,251

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
SCANA Corp.	97,600	$4,792,160

		18,911,877

Office Electronics
Brother Industries Ltd. (Japan)	1,200	13,465
Canon, Inc. (Japan)	4,000	131,093
Konica Minolta Holdings, Inc. (Japan)	2,000	15,054
Ricoh Co. Ltd. (Japan)	29,000	343,659

		503,271

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	152,700	13,121,511
Apache Corp.	134,000	11,233,220
BG Group PLC (United Kingdom)	426	7,240
BP PLC (United Kingdom)	131,722	914,149
Cabot Oil & Gas Corp.	79,400	5,638,988
Chevron Corp.	372,956	44,135,613
ConocoPhillips	362,034	21,903,057
Eni SpA (Italy)	24,337	499,489
EOG Resources, Inc.	8,300	1,092,944
Exxon Mobil Corp.	840,416	75,931,586
Hess Corp.	93,400	6,210,166
Idemitsu Kosan Co. Ltd. (Japan)	100	7,666
Inpex Corp. (Japan)	2	8,312
JX Holdings, Inc. (Japan)	11,200	54,078
Marathon Oil Corp.	38,800	1,341,704
Marathon Petroleum Corp.	115,900	8,235,854
Murphy Oil Corp.	41,300	2,514,757
Neste Oil OYJ (Finland)	599	8,741
Noble Energy, Inc.	22,000	1,320,880
OMV AG (Austria)	7,615	343,519
Phillips 66	243,800	14,362,258
Repsol SA (Spain)	3,894	82,182
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	18,928	604,640
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	17,540	580,910
Tesoro Corp.	31,900	1,669,008
Total SA (France)	15,665	765,124
Valero Energy Corp.	156,000	5,424,120

		218,011,716

Paper & Forest Products
Oji Holdings Corp. (Japan)	4,000	16,123
Stora Enso OYJ (Finland) (Class R Stock)	41,413	277,311

		293,434

Personal Products
Medifast, Inc.*	41,200	1,061,312

Pharmaceuticals — 3.7%
AbbVie, Inc.	193,600	8,003,424
Allergan, Inc.	163,500	13,773,240
AstraZeneca PLC (United Kingdom)	11,705	553,402
Bayer AG (Germany)	2,106	224,226
Eli Lilly & Co.	354,300	17,403,216
GlaxoSmithKline PLC (United Kingdom)	24,256	606,312

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson	345,198	$29,638,700
Merck & Co., Inc.	321,500	14,933,675
Novartis AG (Switzerland)	11,139	788,982
Novo Nordisk A/S (Denmark) (Class B Stock)	1,932	300,353
Orion OYJ (Finland) (Class B Stock)	11,280	264,312
Otsuka Holdings Co. Ltd. (Japan)	1,800	59,434
Pfizer, Inc.(a)	1,368,897	38,342,805
Roche Holding AG (Switzerland)	4,539	1,126,568
Sanofi (France)	5,475	566,006
Shionogi & Co. Ltd. (Japan)	1,400	29,195
Teva Pharmaceutical Industries Ltd. (Israel)	11,999	469,614
Tsumura & Co. (Japan)	300	8,841

		127,092,305

Professional Services — 0.1%
Capita PLC (United Kingdom)	23,555	346,237
Manpowergroup, Inc.	14,900	816,520
Robert Half International, Inc.	14,200	471,866

		1,634,623

Real Estate Investment Trusts — 1.1%
American Capital Agency Corp.	239,200	5,499,208
American Capital Mortgage Investment Corp.	93,700	1,683,789
American Tower Corp.	47,900	3,504,843
Annaly Capital Management, Inc.(a)	343,100	4,312,767
Camden Property Trust	9,400	649,916
Franklin Street Properties Corp.	73,800	974,160
Gecina SA (France)	67	7,405
General Growth Properties, Inc.	157,800	3,135,486
Geo Group, Inc. (The)	34,600	1,174,670
GPT Group (Australia)	6,778	23,800
Hospitality Properties Trust	26,400	693,792
Host Hotels & Resorts, Inc.	258,600	4,362,582
Japan Retail Fund Investment Corp. (Japan)	10	20,891
Link REIT (The) (Hong Kong)	62,500	306,730
Mirvac Group (Australia)	15,792	23,120
Nippon ProLogis REIT, Inc. (Japan)	1	8,677
Resource Capital Corp.	54,100	332,715
Simon Property Group, Inc.	40,500	6,395,760
Vornado Realty Trust	25,100	2,079,535
Western Asset Mortgage Capital Corp.(a)	32,500	567,450
Westfield Retail Trust (Australia)	113,257	320,302
Winthrop Realty Trust	21,100	253,833

		36,331,431

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	190,200	4,443,072
Daito Trust Construction Co. Ltd. (Japan)	100	9,422
Hang Lung Properties Ltd. (Hong Kong)	11,000	38,102
Howard Hughes Corp. (The)*	10,000	1,120,900
Hysan Development Co. Ltd. (Hong Kong)	61,000	263,345

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	55,400	$5,049,156
New World Development Co. Ltd. (Hong Kong)	63,000	86,536
Sino Land Co. Ltd. (Hong Kong)	14,000	19,574
UOL Group Ltd. (Singapore)	39,000	206,170
Wharf Holdings Ltd. (Hong Kong)	40,000	333,857
Wheelock & Co. Ltd. (Hong Kong)	60,000	299,362

		11,869,496

Road & Rail — 1.1%
Central Japan Railway Co. (Japan)	3,900	475,332
ComfortDelGro Corp. Ltd. (Singapore)	43,000	61,796
CSX Corp.	526,600	12,211,854
Nippon Express Co. Ltd. (Japan)	4,000	18,994
Norfolk Southern Corp.	141,000	10,243,650
Odakyu Electric Railway Co. Ltd. (Japan)	3,000	29,297
Tokyu Corp. (Japan)	5,000	32,739
Union Pacific Corp.	94,500	14,579,460
West Japan Railway Co. (Japan)	800	33,928

		37,687,050

Semiconductors & Semiconductor Equipment — 1.0%
ARM Holdings PLC (United Kingdom)	26,632	322,171
Intel Corp.	787,200	19,065,984
Kulicke & Soffa Industries, Inc.*	72,100	797,426
LSI Corp.*	1,060,700	7,573,398
Marvell Technology Group Ltd.	388,900	4,554,019
Mellanox Technologies Ltd.*	167	8,303
PMC – Sierra, Inc.*	181,300	1,151,255
ROHM Co. Ltd. (Japan)	200	8,122
Skyworks Solutions, Inc.*	49,400	1,081,366

		34,562,044

Software — 2.4%
CA, Inc.	124,200	3,555,846
CommVault Systems, Inc.*	11,600	880,324
Intuit, Inc.	189,000	11,534,670
Manhattan Associates, Inc.*	12,900	995,364
Microsoft Corp.	856,500	29,574,945
Oracle Corp.	1,046,900	32,160,768
SAP AG (Germany)	741	54,110
SolarWinds, Inc.*	16,700	648,127
Solera Holdings, Inc.	27,800	1,547,070
Symantec Corp.	45,400	1,020,138

		81,971,362

Specialty Retail — 2.0%
Chico’s FAS, Inc.	17,900	305,374
Fast Retailing Co. Ltd. (Japan)	300	101,251
Foot Locker, Inc.	33,500	1,176,855
Gap, Inc. (The)	358,700	14,968,551
Home Depot, Inc. (The)	241,850	18,736,120
L Brands, Inc.	92,800	4,570,400
PetSmart, Inc.	44,600	2,987,754
Ross Stores, Inc.	222,100	14,394,301
Shimamura Co., Ltd. (Japan)	100	12,139

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
TJX Cos., Inc.	259,400	$12,985,564

		70,238,309

Textiles, Apparel & Luxury Goods — 1.0%
Adidas AG (Germany)	976	105,504
Burberry Group PLC (United Kingdom)	2,095	43,100
Carter’s, Inc.	51,500	3,814,605
Cie Financiere Richemont SA (Switzerland)	3,314	292,256
Coach, Inc.	44,300	2,529,087
NIKE, Inc. (Class B Stock)	254,600	16,212,928
Ralph Lauren Corp.	43,600	7,575,064
VF Corp.	18,300	3,532,998

		34,105,542

Tobacco — 0.9%
Altria Group, Inc.	482,400	16,879,176
British American Tobacco PLC (United Kingdom)	12,751	653,997
Japan Tobacco, Inc. (Japan)	13,700	483,577
Philip Morris International, Inc.	133,600	11,572,432
Swedish Match AB (Sweden)	1,011	35,885

		29,625,067

Trading Companies & Distributors — 0.4%
Bunzl PLC (United Kingdom)	1,859	36,258
DXP Enterprises, Inc.*	3,600	239,760
ITOCHU Corp. (Japan)	31,500	364,263
Marubeni Corp. (Japan)	13,000	86,884
Mitsui & Co. Ltd. (Japan)	8,500	106,592
Sojitz Corp. (Japan)	6,100	10,121
Sumitomo Corp. (Japan)	5,100	63,564
W.W. Grainger, Inc.	51,400	12,962,052

		13,869,494

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	35,247	81,067

COMMON STOCKS (continued)	Shares	Value (Note 2)
Water Utilities — 0.1%
American Water Works Co., Inc.	78,400	$3,232,432

Wireless Telecommunication Services
KDDI Corp. (Japan)	2,600	135,391
Millicom International Cellular SA (Luxembourg)	292	21,030
NTT DOCOMO, Inc. (Japan)	75	116,678
Softbank Corp. (Japan)	2,900	168,809
Vodafone Group PLC (United Kingdom)	130,143	372,950

		814,858

TOTAL COMMON STOCKS (cost $1,795,359,030)		2,308,184,952

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $1,000,869)	18,900	1,084,482

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	254	17,347

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	612,700

TOTAL PREFERRED STOCKS (cost $567,089)		630,047

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Repsol SA (Spain)*	3,894	2,169

Real Estate Management & Development
New World Development Co. Ltd. (Hong Kong)*	787	—

TOTAL RIGHTS (cost $2,290)		2,169

ASSET-BACKED SECURITIES — 1.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aaa	0.536%	04/25/19	531	$522,282
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.516%	10/19/20	459	455,580

					977,862

Collateralized Loan Obligations — 1.2%
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.668%	04/20/25	2,550	2,503,534
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class B2, 144A	AA(c)	3.360%	04/20/25	500	472,131
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.526%	10/20/19	1,904	1,866,924
Anchorage Capital CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.750%	07/13/25	2,700	2,684,340
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.536%	01/26/20	1,200	1,182,724
Benefit Street Partners CLO Ltd. (Cayman Islands), Ser. 2013-IIA, Class A1, 144A(b)	Aaa	1.475%	07/15/24	1,200	1,195,800

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Brookside Mill CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.375%	04/17/25	2,100	$2,060,375
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.523%	08/03/19	294	290,996
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.536%	01/19/25	1,050	1,032,151
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class B, 144A(b)	AA(c)	2.256%	01/19/25	300	297,173
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.526%	07/22/20	640	632,252
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aaa	0.743%	03/15/20	1,000	971,683
ING Investment Management CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.450%	04/15/24	2,700	2,699,957
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.674%	09/06/22	698	696,113
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.535%	06/01/17	390	386,648
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.533%	09/15/17	598	587,308
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	1.744%	05/18/23	1,350	1,353,623
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.523%	03/15/18	157	155,480
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(b)	Aaa	1.676%	11/22/23	1,200	1,198,614
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(b)	AA(c)	2.396%	11/22/23	1,200	1,172,990
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Ser. 2013-1AR, Class AR, 144A(b)	Aaa	1.196%	04/20/21	2,200	2,196,700
OZLM Funding Ltd. (Cayman Islands), Ser. 2013-4A, Class A1, 144A(b)	Aaa	1.470%	07/22/25	1,200	1,190,760
Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.327%	04/15/25	3,200	3,208,010
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.924%	08/17/22	500	502,209
Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.976%	10/20/23	1,100	1,105,720
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(b)	Aaa	0.533%	05/27/20	1,438	1,418,133
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A(b)	Aaa	0.526%	04/27/21	4,042	3,975,495
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.524%	11/01/18	1,557	1,542,021
Tyron Park CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.393%	07/15/25	2,700	2,694,330

					41,274,194

Non-Residential Mortgage-Backed Securities — 0.5%
American Express Credit Account Master Trust, Ser. 2012-4, Class C, 144A(b)	AA-(c)	0.993%	05/15/20	3,900	3,904,996
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.593%	01/15/16	3,209	3,207,505
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.663%	03/24/17	2,200	2,175,956
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.043%	06/15/18	5,500	5,463,067
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	1,827	1,813,909

					16,565,433

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.843%	03/25/33	316	269,177
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	4.640%	07/25/35	302	269,149
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	B1	5.238%	07/25/34	418	358,894
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.773%	09/25/34	674	652,389
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.682%	01/20/35	239	226,733
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.723%	06/25/34	848	779,713
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.393%	05/25/33	523	499,519
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.138%	06/25/34	1,046	978,327
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.243%	12/27/33	955	913,299
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.093%	07/25/32	523	470,039

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.468%	09/25/32	577	$524,332
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	0.958%	02/25/34	938	846,228

					6,787,799

TOTAL ASSET-BACKED SECURITIES (cost $65,257,401)					65,605,288

BANK LOANS(b) — 0.3%
Automotive
Schaeffller AG (Germany)	Ba3	4.250%	01/27/17	750	749,766

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/08/20	1,000	988,906

Foods — 0.1%
ARAMARK Corp	B1	4.000%	08/22/19	1,100	1,101,650
Del Monte Foods Co.	B1	4.000%	03/08/18	1,065	1,059,293

					2,160,943

Gaming
Scientific Games Corp	Ba1	3.450%	06/30/15	641	637,755

Healthcare & Pharmaceutical — 0.1%
Community Health Systems, Inc.	Ba2	2.776%	10/25/16	478	478,329
HCA, Inc.	Ba3	3.026%	03/31/17	886	886,619
HCA, Inc.,	Ba3	3.026%	05/01/18	370	369,506
RPI Finance Trust	Baa2	4.000%	11/09/18	1,063	1,061,534

					2,795,988

Technology — 0.1%
First Data Corp.	B1	4.193%	03/24/17	162	158,385
First Data Corp.	B1	4.193%	03/26/18	2,134	2,077,762
Flextronics International Ltd. (Singapore)	Ba1	2.445%	10/01/14	78	77,508
Flextronics International Ltd. (Singapore)	Ba1	2.445%	10/01/14	22	22,272
Sensata Technologies, Inc. (Netherlands)	Baa3	3.750%	05/12/18	151	152,603

					2,488,530

TOTAL BANK LOANS (cost $9,822,442)					9,821,888

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,410	1,866,461
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	2.945%	02/25/35	518	503,497
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.853%	03/25/35	415	387,774
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	2.914%	02/25/37	1,117	1,098,628
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	437	446,037
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.882%	07/25/35	678	666,535
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	147	151,027
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.578%	02/25/34	494	487,628
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	193	197,348

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,196,047)					5,804,935

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	1,438	1,443,218
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,702,161
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.857%	06/10/49	417	417,152
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,920	1,951,828
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	3,992,122

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(c)	5.766%	04/10/49	1,500	$1,554,765
Barclays, Ser. 2013-C6, Class A3	Aaa	2.971%	04/10/46	1,800	1,687,399
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4	AAA(c)	5.405%	12/11/40	2,000	2,142,428
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)(b)	Aaa	5.885%	12/10/49	1,000	1,132,128
Citigroup Commercial Mortgage Trust, Ser. 2013-GC11, Class A3	Aaa	2.815%	04/10/46	1,100	1,015,096
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.484%	01/15/46	1,200	1,297,006
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	580	640,257
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	26	26,403
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.940%	06/10/46	5,450	5,990,476
Commercial Mortgage Pass- Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	202	202,643
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765%	10/15/45	3,100	3,073,346
Commercial Mortgage Pass- Through Certificates, Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	915,963
Commercial Mortgage Pass- Through Certificates, Ser. 2013-CR7, Class A3	Aaa	2.929%	03/10/46	1,700	1,587,115
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	225	227,341
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	A1	4.832%	04/15/37	1,900	1,995,534
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.569%	02/15/39	2,700	2,949,502
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AAA(c)	5.569%	02/15/39	640	686,865
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,230	1,333,000
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.985%	05/15/46	35	36,774
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K020, Class X1(b)	AA+(c)	1.612%	05/25/22	25,835	2,577,797
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K021, Class X1(b)	AA+(c)	1.646%	06/25/22	7,278	756,603
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K501, Class X1A(b)	AA+(c)	1.876%	08/25/16	7,767	313,410
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K710, Class X1(b)	AA+(c)	1.914%	05/25/19	19,927	1,735,986
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K711, Class X1,(b)	AA+(c)	1.833%	07/25/19	20,960	1,781,708
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.471%	11/10/45	2,585	2,795,742
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(c)	5.470%	03/10/44	2,060	2,238,520
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,720	2,851,999
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	224	224,162
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	8,050	8,624,826
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,439	2,511,785
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB	AAA(c)	5.587%	04/10/38	4,077	4,254,514
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	941	951,997
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB	Aaa	4.853%	03/15/46	983	1,002,207
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	189	188,640
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,051,294
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	1,825	1,869,942
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,344,698

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,410	$2,531,772
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	6.056%	04/15/45	48	48,342
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	794	812,333
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,104,504
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,700	1,549,924
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2013-C10, Class A4	AAA(c)	2.875%	12/15/47	3,900	3,588,164
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2013-LC11, Class A4	Aaa	2.694%	04/15/46	1,400	1,296,011
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(c)	4.826%	08/15/29	1,072	1,086,777
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,510	1,611,442
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	61	61,327
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	2,676	2,932,141
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	285	285,524
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	AA(c)	5.872%	05/12/39	930	1,010,945
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	AA-(c)	5.714%	02/12/39	530	570,403
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.086%	06/12/46	1,795	1,993,762
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,324	2,328,573
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C8, Class A3	Aaa	2.863%	12/15/48	1,500	1,414,809
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A3(b)	Aaa	3.734%	07/15/46	1,700	1,715,946
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.597%	03/12/44	1,500	1,613,548
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.851%	10/15/42	2,363	2,575,096
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	3,900	4,291,985
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,144	1,170,377
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,355	3,470,930
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.816%	06/11/42	691	704,043
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	1,700	1,590,537
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class A3	Aaa	2.920%	03/10/46	3,900	3,667,353
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	4,594	4,942,015
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.919%	05/15/43	700	767,959
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4(a)	Aa2	5.509%	04/15/47	4,500	4,946,868
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.122%	02/15/51	3,470	3,860,136

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $135,229,038)					137,619,898

CORPORATE BONDS — 8.8%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	1,075	1,107,250

Airlines — 0.1%
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 1998-1, Class A	Baa2	6.648%	09/15/17	160	168,897
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19	673	786,910
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 2010-1, Class A(a)	Baa2	4.750%	01/12/21	789	844,581
Continental Airlines Pass Through Trust, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000%	10/29/24	705	703,238
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa1	6.821%	08/10/22	358	404,490

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines (continued)
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class 2A	Baa1	4.950%	05/23/19	628	$667,576
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2011-1, Class A	Baa1	5.300%	04/15/19	1,194	1,283,098

					4,858,790

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	2,090	2,183,314
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	455,979
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	533,860
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	269,178

					3,442,331

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	2,213	2,043,301
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(e)	A2	2.800%	09/19/16	2,030	2,107,589
Banco Bradesco SA (Brazil), Sub. Notes	Baa2	8.750%	10/24/13	1,760	1,790,976
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	645	599,669
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,350	1,325,651
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000%	12/29/49	2,200	2,450,250
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	595	624,111
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	5.700%	01/24/22	1,770	1,964,780
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,075	1,205,024
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	3.300%	01/11/23	1,780	1,682,362
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	5.000%	05/13/21	630	671,746
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	870	912,006
Bank of America Corp., Sub. Notes	Baa3	5.750%	08/15/16	1,775	1,928,832
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	930	1,008,663
Bank of America NA, Sub. Notes(a)	Baa1	6.000%	10/15/36	410	455,905
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	515	562,240
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	330	380,637
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes(a)	A2	7.250%	02/01/18	1,175	1,399,121
Capital One Bank USA NA, Sub. Notes	Baa1	3.375%	02/15/23	1,560	1,474,596
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16	1,010	1,064,611
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,450	2,552,481
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15	2,265	2,395,466
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	1,155	1,322,172
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	215	260,716
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	710	937,725
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,895	2,387,751
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	454	471,809
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	570	558,081
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	665,206
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22	900	845,178
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	3.625%	02/07/16	2,000	2,087,722
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	2,055	2,198,642
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	3,620	3,992,907
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	1,000	1,123,623
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	6.250%	02/01/41	270	305,366
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	1,190	1,289,704
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	104	106,534
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	1,910	2,061,528
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	1,025	1,126,127
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	202,836
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	1,395	1,371,645
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Ba1	7.900%	04/29/49	2,000	2,260,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	3,210	3,333,906
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	A2	4.250%	10/15/20	2,930	3,045,550
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.(a)	A2	6.375%	01/21/21	1,400	1,615,961
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800%	01/13/20	1,870	2,104,148
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. G, MTN	Baa2	6.400%	08/28/17	20	22,583

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Morgan Stanley, Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,345	$2,534,354
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18	105	119,013
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	1,400	1,519,633
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	780	870,213
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	1,415	1,520,886
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	510	565,866
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	760	811,549
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49	800	870,000
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,455	1,366,338
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	1,110	1,155,241
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	06/10/19	440	527,576
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	455	462,625
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	1,972,188
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	955	979,192
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	1,120	1,038,966
Wells Fargo Bank NA, Sub. Notes, Ser. AI(e)	A1	4.750%	02/09/15	585	617,403

					83,228,480

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	560	536,155
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	02/06/12	1,715	418,031
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	05/02/18	700	172,375
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	820	810,850

					1,937,411

Building Materials & Construction — 0.1%
DR Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18	1,150	1,129,875
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	700	686,000
Owens Corning, Gtd. Notes	Ba1	4.200%	12/15/22	775	750,965

					2,566,840

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	A3	9.455%	11/15/22	255	360,835
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	1,000	1,135,000
Comcast Corp., Gtd. Notes	A3	6.400%	05/15/38	570	680,338
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37	155	185,333
Comcast Corp., Gtd. Notes	A3	6.500%	11/15/35	450	544,569
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37	605	761,530
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	966,473
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	171,299
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42	1,560	1,391,635
NBCUniversal Media LLC, Gtd. Notes	A3	5.950%	04/01/41	635	725,249
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	361,841

					7,284,102

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,205	1,220,062
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17	1,255	1,421,288
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	745	676,754
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $1,299,722; purchased 10/10/07)(g)(h)	Baa1	6.375%	10/15/17	1,302	1,511,839
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $501,539; purchased 05/30/13)(g)(h)	Baa1	6.700%	06/01/34	420	473,846
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $376,709; purchased 10/10/07)(g)(h)	Baa1	7.000%	10/15/37	380	447,450
General Electric Co., Sr. Unsec’d. Notes(a)	Aa3	4.125%	10/09/42	485	451,290
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	200	225,829
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (cost $384,850; purchased 07/10/12)(g)(h)	Baa3	2.500%	07/11/14	385	390,487

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (cost $1,887,203; purchased 09/24/12)(g)(h)	Baa3	2.500%	03/15/16	1,890	$1,922,470
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (cost $499,515; purchased 05/08/12)(g)(h)	Baa3	3.125%	05/11/15	500	516,651
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,445	1,424,919
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,260	1,337,776

					12,020,661

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	780	733,293
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	432	632,256
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	215	206,588
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	733,221
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	5.000%	04/15/19	1,000	1,088,096
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	1,175	1,318,145
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	460	538,344

					5,249,943

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,967,152

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	175	200,796
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	656,693
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	350	364,875
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	975	1,040,813
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	778,687
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	245,134
Duke Energy Carolinas LLC, First Ref. Mtge. Bonds	A1	4.000%	09/30/42	570	516,388
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	647,457
Duke Energy Progress, Inc., First Mtge. Bonds	A1	5.250%	12/15/15	525	582,351
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	731,435
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes(a)	Baa2	8.625%	08/01/15	1,295	1,451,998
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	1,040	960,442
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	165,889
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.250%	10/01/39	1,425	1,549,973
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	358,661
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	567,328
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	145	147,600
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	484,624
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	333,305
Nevada Power Co., Genl. Ref. Mtge., Ser. O	A3	6.500%	05/15/18	1,260	1,503,404
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	678,978
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	615	684,565
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15	345	372,416
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	168,254
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	535	646,005
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	477,247
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	223,562

					16,538,880

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	580,415
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	5.250%	11/07/13	1,040	1,057,299
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	320	318,176
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	635	631,921
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	1,050	1,066,684

					3,654,495

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	$1,374,226
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	376,591
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	300,381
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,327,703
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,065	994,160
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,070	1,051,795
Phillips 66, Gtd. Notes, Ser. WI	Baa1	2.950%	05/01/17	490	505,003
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,500	1,770,983
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	920	909,182
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	848,997
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,334,199

					11,793,220

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,630	1,521,765
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	1,849,387
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	366,699
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	764,691
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,072,097
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,215,689
Cargill, Inc., Sr. Unsec’d. Notes, 144A (cost $666,818; purchased 11/19/07)(g)(h)	A2	6.000%	11/27/17	670	779,789
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23	1,400	1,321,250
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	1,200	1,327,500
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	539,225
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.000%	06/04/42	680	688,631
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	1,271	1,345,671
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	735	830,209

					13,622,603

Healthcare & Pharmaceutical — 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	740	687,359
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,640	1,633,342
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	1,110	1,148,036
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	Ba2	5.125%	08/15/18	1,100	1,116,500
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	2,460	2,514,115
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	280	302,072
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	565	628,409
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	180	171,943
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	635,392
Merck & Co., Inc., Gtd. Notes	A1	5.950%	12/01/28	165	196,716
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	1,000	1,107,211
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	1.800%	06/24/16	425	423,845
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	1,000	1,030,000
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	560	499,741
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	445	512,696
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	74,284
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.250%	02/01/23	165	156,769
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	190	177,434

					13,015,864

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/18	1,570	1,859,841
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/36	515	618,365
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	725,585
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	762,673
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	01/15/15	1,290	1,384,548
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42	260	223,704
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	826,400

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance (continued)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	$224,780
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	502,931
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	510,951
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	390	361,753
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.650%	01/15/43	995	927,427
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	860	909,365

					9,838,323

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	568,584
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43	150	147,879
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	2,425	2,812,239
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,227,742
AON Corp., Gtd. Notes	Baa2	3.125%	05/27/16	2,655	2,769,701
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,142,404
Chubb Corp. (The), Jr. Sub. Notes(b)	A3	6.375%	03/29/67	1,300	1,391,000
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	755	821,528
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	365	390,524
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	7.000%	03/15/34	850	967,780
Lincoln National Corp., Jr. Sub. Notes(b)	Baa3	6.050%	04/20/67	260	254,717
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%	10/09/37	492	565,558
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40	705	876,233
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	8.750%	07/01/19	605	775,690
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	200	188,755
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	925,745
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	483,424
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	492,149
New York Life Insurance Co., Sub. Notes, 144A(a)	Aa2	6.750%	11/15/39	660	818,325
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	A2	5.000%	10/18/42	745	728,704
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	370	416,562
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	776,530
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,322,351
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	130	124,723
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	793,800
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,770,802
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	350	385,755
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	590,970
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	514,156
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	89,190

					25,133,520

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	580	585,128
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	980	912,492
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.750%	05/15/18	2,800	3,310,622
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18	490	481,235
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,055	1,027,469

					6,316,946

Media & Entertainment — 0.3%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	1,200	1,272,000
CBS Corp., Gtd. Notes (cost $417,944; purchased 07/16/12)(g)(h)	Baa2	4.850%	07/01/42	400	369,762
Globo Comunicacao E Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(d)	Baa2	5.307%	05/11/22	600	616,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	685,669
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	672,313
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,315	1,460,273
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	105,850

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,300	$1,378,000
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	946,370
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	231,149
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,616,466
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	226,900
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	332	281,601

					9,862,853

Metals — 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.100%	05/01/23	570	476,210
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	210	201,190
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	725	726,812
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	425	454,305
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	1,110	1,110,351
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17	1,220	1,183,133
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,206,354

					5,358,355

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	1,750	1,926,321
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	920	1,068,059
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.875%	01/10/39	1,625	2,002,652
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	375	385,363
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	604,200
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	240	266,400

					6,252,995

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	2,015	1,863,875
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	1,100	1,036,750

					2,900,625

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (cost $288,298; purchased 10/27/10)(g)(h)	Baa2	5.400%	11/01/20	290	323,379
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	1,595	1,696,767
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	838,728
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	440	423,957
Rock Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	800	824,536

					4,107,367

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	698,542
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	5.950%	02/15/18	510	591,013
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	272,598
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	390,299
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	161,063
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa2	6.200%	04/15/18	2,200	2,563,372

					4,676,887

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	807,213
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37	715	822,458
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	2.903%	02/15/23	489	461,176
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	100	112,803

					2,203,650

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	385	415,800
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14	750	757,489
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	937,265

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (continued)
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	$83,544
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	295	303,685
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	230	225,680
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	3,080	3,618,670

					6,342,133

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,149,771
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	601,816
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43	880	835,928
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	385	458,597
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	1,450	1,471,750
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	360,940
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	275,231
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%	09/15/17	1,500	1,481,229
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	720	832,907

					7,468,169

Technology — 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	Aa1	2.400%	05/03/23	2,330	2,160,991
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	413,994
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,410	2,513,045
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,841,573

					7,929,603

Telecommunications — 0.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	480	519,090
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31	7	9,748
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.300%	12/15/42	1,363	1,187,022
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	815	824,649
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	1,720	1,975,007
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	602,177
Embarq Corp., Sr. Unsec’d. Notes (cost $367,380; purchased 05/12/06)(g)(h)	Baa3	7.082%	06/01/16	325	364,174
Embarq Corp., Sr. Unsec’d. Notes (cost $1,626,279; purchased 05/04/11-05/11/11)(g)(h)	Baa3	7.995%	06/01/36	1,600	1,688,234
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	1,440	1,549,960
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	5.250%	11/15/13	320	324,010
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.200%	07/18/36	430	423,474
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(c)	3.875%	10/12/22	430	392,676
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	570	639,520
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	3,165	3,754,874
Windstream Corp., Gtd. Notes	B1	8.125%	08/01/13	1,000	1,003,934

					15,258,549

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,070,960
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,615,230
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	207,202
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,189,007
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	2,050	2,015,117
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	486,134
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	398,248
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37	320	380,718

					7,362,616

TOTAL CORPORATE BONDS (cost $289,552,182)					303,300,613

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COVERED BONDS — 0.1%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Depfa ACS Bank (Ireland), 144A	A3	5.125%	03/16/37	665	$572,555
DNB Boligkreditt AS (Norway), 144A	Aaa	1.450%	03/21/18	375	364,087
Stadshypotek AB (Sweden), 144A(a)	Aaa	1.250%	05/23/18	2,535	2,435,375

TOTAL COVERED BONDS (cost $3,550,257)					3,372,017

MORTGAGE-BACKED SECURITIES — 8.6%
Federal Home Loan Mortgage Corp.(b)		2.478%	06/01/36	559	590,592
Federal Home Loan Mortgage Corp.(b)		2.621%	12/01/35	483	513,084
Federal Home Loan Mortgage Corp.		3.000%	TBA 30 YR	1,000	974,688
Federal Home Loan Mortgage Corp.		3.500%	TBA 15 YR	2,000	2,076,250
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	5,500	5,570,469
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	7,297	7,664,640
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	19,615	20,729,962
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-06/01/39	8,226	8,773,852
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	8,861	9,552,757
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-08/01/39	3,736	4,077,700
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	21	21,166
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	497	571,426
Federal National Mortgage Association(b)		2.014%	07/01/33	402	424,322
Federal National Mortgage Association(b)		2.058%	06/01/37	139	146,966
Federal National Mortgage Association		2.500%	TBA 15 YR	12,000	12,043,124
Federal National Mortgage Association		2.500%	TBA 15 YR	9,500	9,554,921
Federal National Mortgage Association		3.000%	TBA 15 YR	12,000	12,316,876
Federal National Mortgage Association		3.000%	TBA 30 YR	1,500	1,465,547
Federal National Mortgage Association		3.500%	06/01/39-03/01/43	15,521	15,786,515
Federal National Mortgage Association		3.500%	TBA 15 YR	500	520,781
Federal National Mortgage Association		3.500%	TBA 30 YR	19,000	19,287,968
Federal National Mortgage Association		3.500%	TBA 30 YR	21,500	21,768,749
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	15,777	16,920,959
Federal National Mortgage Association		4.500%	TBA 30 YR	7,000	7,393,750
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	7,621	8,224,121
Federal National Mortgage Association		5.000%	TBA 30 YR	5,500	5,918,945
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	11,043	12,096,646
Federal National Mortgage Association		6.000%	05/01/14-05/01/38	9,546	10,507,438
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	3,478	3,891,327
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	328	376,410
Federal National Mortgage Association		7.500%	05/01/32	61	70,651
Government National Mortgage Association		3.000%	TBA 30 YR	3,500	3,461,172
Government National Mortgage Association		3.000%	TBA 30 YR	6,500	6,425,860
Government National Mortgage Association		3.000%	TBA 30 YR	3,000	2,958,750
Government National Mortgage Association		3.500%	TBA 30 YR	14,000	14,360,937
Government National Mortgage Association		4.000%	06/15/40-05/20/41	3,313	3,498,129
Government National Mortgage Association		4.000%	TBA 30 YR	22,000	23,089,686
Government National Mortgage Association		4.500%	01/20/41-02/20/41	6,199	6,642,999
Government National Mortgage Association		4.500%	TBA 30 YR	2,500	2,663,184
Government National Mortgage Association		4.500%	TBA 30 YR	3,000	3,183,164
Government National Mortgage Association		5.500%	11/15/32-02/15/36	3,863	4,245,277
Government National Mortgage Association		6.000%	02/15/33-10/15/34	1,800	2,019,695
Government National Mortgage Association		6.500%	10/15/23-07/15/35	2,124	2,403,661
Government National Mortgage Association		8.000%	01/15/24-04/15/25	65	72,889

TOTAL MORTGAGE-BACKED SECURITIES (cost $291,691,686)					294,858,005

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,558,226
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,030	1,217,656
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,162,520

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	$1,429,413
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,311,139
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	450,532
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	310,902
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	527,997
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	A1	5.511%	12/01/45	550	594,853
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	810,791
State of California, GO, BABs(a)	A1	7.300%	10/01/39	1,270	1,649,501
State of California, GO, BABs	A1	7.500%	04/01/34	475	619,163
State of California, GO, BABs	A1	7.550%	04/01/39	245	327,901
State of California, GO, BABs	A1	7.625%	03/01/40	215	288,592
State of Illinois, GO	A3	4.421%	01/01/15	740	772,345
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	372,322

TOTAL MUNICIPAL BONDS (cost $11,444,818)					13,403,853

NON-CORPORATE FOREIGN AGENCIES — 0.7%
CNOOC Finance 2013 Ltd. (Virgin Islands (BR)), Gtd. Notes	Aa3	3.000%	05/09/23	435	392,960
Commonwealth Bank of Australia (Australia), 144A(a)	Aaa	2.700%	11/25/14	7,435	7,666,674
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21	515	510,730
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	400	423,493
Kommunalbanken As (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	3,158	3,047,470
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,043,402
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes(a)	Aaa	2.375%	08/25/21	880	866,272
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	416,500
Petrobras Global Finance BV (Netherlands), Gtd. Notes	A3	2.000%	05/20/16	1,665	1,630,428
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,500	1,507,041
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%	01/30/23	970	894,825
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	2,730	2,907,450
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,324,028

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $23,759,681)					23,631,273

NON-CORPORATE SOVEREIGNS — 0.2%
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	BBB+(c)	3.125%	01/26/15	300	307,560
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	3.625%	03/15/22	700	686,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	1,006	895,340
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	1,410	1,272,525
Russian Foreign Bond – Eurobond, Unsec’d. Notes (Russia), 144A	Baa1	3.250%	04/04/17	2,400	2,468,712

TOTAL NON-CORPORATE SOVEREIGNS (cost $5,820,328)					5,630,137

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Banks(a)		0.250%	02/20/15	2,825	2,821,008
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,327,849
Federal Home Loan Mortgage Corp.(a)		0.750%	01/12/18	685	663,223
Federal Home Loan Mortgage Corp.(a)		0.875%	03/07/18	945	914,456
Federal Home Loan Mortgage Corp.(a)		1.375%	05/01/20	2,700	2,558,401
Federal Home Loan Mortgage Corp.(a)		2.375%	01/13/22	3,720	3,615,010

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,080,774)					11,899,947

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.0%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	2.750%	11/15/42	1,230	$1,060,491
U.S. Treasury Bonds	2.875%	05/15/43	2,655	2,349,675
U.S. Treasury Bonds	3.125%	02/15/43	11,115	10,375,163
U.S. Treasury Inflation Indexed Bonds	1.375%	01/15/20	5,979	6,514,671
U.S. Treasury Inflation Indexed Notes	0.125%	04/15/18	10,674	10,949,273
U.S. Treasury Inflation Indexed Notes	0.125%	01/15/23	1,768	1,714,443
U.S. Treasury Notes(a)	0.250%	05/31/15	6,740	6,728,151
U.S. Treasury Notes(a)	0.500%	06/15/16	2,185	2,175,782
U.S. Treasury Notes	0.750%	12/31/17	8,810	8,619,343
U.S. Treasury Notes	0.875%	01/31/18	9,170	9,006,664
U.S. Treasury Notes	1.000%	10/31/16	4,300	4,325,533
U.S. Treasury Notes(i)	1.000%	03/31/17	1,460	1,461,370
U.S. Treasury Notes	1.375%	06/30/18	21,515	21,503,231
U.S. Treasury Notes	2.375%	07/31/17	5,655	5,944,819
U.S. Treasury Notes(a)	3.000%	09/30/16	6,525	6,993,476
U.S. Treasury Notes(a)	3.125%	04/30/17	7,045	7,606,952
U.S. Treasury Notes	3.125%	05/15/21	7,565	8,123,509
U.S. Treasury Notes(a)	4.250%	11/15/17	7,015	7,935,719
U.S. Treasury Notes	4.500%	11/15/15	16,415	17,970,584
U.S. Treasury Strips Coupon(j)	3.690%	02/15/26	6,625	4,499,057
U.S. Treasury Strips Coupon(j)	3.880%	11/15/26	4,475	2,932,409
U.S. Treasury Strips Coupon(a)(j)	4.050%	08/15/27	7,455	4,717,315
U.S. Treasury Strips Coupon(j)	4.160%	02/15/28	22,165	13,705,994
U.S. Treasury Strips Coupon(j)	5.090%	08/15/33	10,730	5,258,934
U.S. Treasury Strips Principal(k)	0.500%	11/15/15	790	780,567

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $175,506,557)				173,253,125

TOTAL LONG-TERM INVESTMENTS (cost $2,826,840,489)				3,358,102,629

SHORT-TERM INVESTMENTS — 11.6%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(i)(l) (cost $749,925)	0.045%	09/19/13	750	749,942

			Shares
AFFILIATED MUTUAL FUNDS — 11.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $147,034,343)(m)			14,909,341	138,507,779
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $260,044,682 includes $155,113,816 of cash collateral received for securities on loan) (Note 4)(m)(n)			260,044,682	260,044,682

TOTAL AFFILIATED MUTUAL FUNDS (cost $407,079,025)				398,552,461

		Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Options, Receive a fixed rate of 2.000% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $171,233)		Deutsche Bank AG	$20,145	2,691

TOTAL SHORT-TERM INVESTMENTS (cost $408,000,183)				399,305,094

TOTAL INVESTMENTS — 109.4% (cost $3,234,840,672)				3,757,407,723
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (9.4)%				(323,617,024)

NET ASSETS — 100.0%				$3,433,790,699

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Based Security
ADR	American Depositary Receipt
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelan (Bearer)
EAFE	Europe, Australia, Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $150,264,622; cash collateral of $155,113,816 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(c)	Standard & Poor’s Rating.

(d)	Represents step coupon bond. Rate shown reflects the rate in effect at June 30, 2013.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.

(g)	Indicates a security that has been deemed illiquid.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $8,316,257. The aggregate value of $8,788,081 is approximately 0.3% of net assets.

(i)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(j)	Rate shown reflects the effective yield at June 30, 2013.

(k)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2013.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Long Positions:
1,283	5 Year U.S. Treasury Notes	Sept. 2013	$155,893,926	$155,303,141	$(590,785)
103	10 Year U.S Treasury Notes	Sept. 2013	13,010,752	13,035,938	25,186
201	S&P 500 E-mini	Sept. 2013	16,391,490	16,072,965	(318,525)
32	U.S. Ultra Bond	Sept. 2013	4,709,857	4,714,000	4,143

					(879,981)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Open futures contracts outstanding at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Short Positions:
142	2 Year U.S. Treasury Notes	Sept. 2013	$31,235,788	$31,240,000	$(4,212)
176	U.S. Long Bond	Sept. 2013	24,676,414	23,908,500	767,914

					763,702

					$(116,279)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
15,010	06/07/16	0.654%	3 month LIBOR(1)	$(53,797)	$—	$(53,797)	JPMorgan Chase Bank
23,800	08/31/16	0.934%	3 month LIBOR(1)	117,128	—	117,128	Credit Suisse International
7,405	08/31/16	0.975%	3 month LIBOR(2)	(46,950)	—	(46,950)	JPMorgan Chase Bank
7,405	08/31/16	0.978%	3 month LIBOR(2)	(47,851)	—	(47,851)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(30,072)	—	(30,072)	Deutsche Bank AG
21,255	11/30/16	0.945%	3 month LIBOR(2)	870	—	870	Citibank, NA
13,615	02/28/17	0.680%	3 month LIBOR(1)	(158,315)	—	(158,315)	Citibank, NA
7,580	08/31/17	0.751%	3 month LIBOR(2)	153,231	—	153,231	Bank of Nova Scotia
12,975	11/30/17	1.107%	3 month LIBOR(2)	158,309	—	158,309	Barclays Bank PLC
10,665	11/30/17	1.155%	3 month LIBOR(2)	109,159	—	109,159	Morgan Stanley Capital Services, Inc.
3,590	03/15/18	0.885%	3 month LIBOR(2)	83,164	—	83,164	Bank of Nova Scotia
3,590	03/18/18	1.049%	3 month LIBOR(1)	(55,515)	—	(55,515)	Bank of Nova Scotia
3,158	05/17/18	0.989%	3 month LIBOR(2)	74,781	—	74,781	Credit Suisse International
5,220	11/15/19	1.443%	3 month LIBOR(1)	(158,645)	—	(158,645)	Morgan Stanley Capital Services, Inc.
5,220	02/15/20	1.505%	3 month LIBOR(2)	173,810	—	173,810	Morgan Stanley Capital Services, Inc.
8,370	02/15/20	1.355%	3 month LIBOR(1)	(358,154)	—	(358,154)	Morgan Stanley Capital Services, Inc.

				$(38,847)	$—	$(38,847)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
13,125	11/30/17	1.417%	3 month LIBOR(2)	$—	$(1,621)	$(1,621)
13,060	11/30/17	1.418%	3 month LIBOR(2)	—	(2,164)	(2,164)
13,160	11/30/17	1.457%	3 month LIBOR(2)	—	(22,975)	(22,975)

				$—	$(26,760)	$(26,760)

(1)	Portfolio pays the floating and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,150	$(5,470)	$—	$(5,470)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	(16,858)	—	(16,858)	Morgan Stanley Capital Services, Inc.
Simon property Group L.P.	06/20/18	0.970%	2,800	(25,789)	—	(25,789)	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	(275)	—	(275)	Deutsche Bank AG

				$(48,392)	$—	$(48,392)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NAJG.19.V1	12/20/17	1.000%	23,000	$(241,954)	$(214,502)	$(27,452)	Citibank, NA
CDX.NAJG.19.V1	12/20/17	1.000%	14,000	(147,277)	(63,399)	(83,878)	Deutsche Bank AG
CDX.NAJG.19.V1	12/20/17	1.000%	10,000	(105,198)	(42,582)	(62,616)	Citibank, NA
CDX.NAJG.19.V1	12/20/17	1.000%	4,000	(42,079)	(17,898)	(24,181)	Citibank, NA

				$(536,508)	$(338,381)	$(198,127)

Reference Entity Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NAHY.17.V5	12/20/16	5.000%	5,280	$331,731	$231,366	$100,365	Deutsche Bank AG
CDX.NAHY.17.V5	12/20/16	5.000%	3,840	241,260	165,867	75,393	Deutsche Bank AG
CDX.NAHY.17.V5	12/20/16	5.000%	1,440	90,472	60,400	30,072	Credit Suisse International

				$663,463	$457,633	$205,830

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (1) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, a receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,254,837,667	$53,347,285	$—
Exchange Traded Fund	1,084,482	—	—
Preferred Stocks	612,700	17,347	—
Rights	—	2,169	—
Asset-Backed Securities
Collateralized Debt Obligations	—	977,862	—
Collateralized Loan Obligations	—	31,312,264	9,961,930
Non-Residential Mortgage-Backed Securities	—	16,565,433	—
Residential Mortgage-Backed Securities	—	6,787,799	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Bank Loans	$—	$9,821,888	$—
Collateralized Mortgage Obligations	—	5,804,935	—
Commercial Mortgage-Backed Securities	—	137,619,898	—
Corporate Bonds	—	298,441,823	4,858,790
Covered Bonds	—	3,372,017	—
Mortgage-Backed Securities	—	294,858,005	—
Municipal Bonds	—	13,403,853	—
Non-Corporate Foreign Agencies	—	23,631,273	—
Non-Corporate Sovereigns	—	5,630,137	—
U.S. Government Agency Obligations	—	11,899,947	—
U.S. Government Treasury Obligations	—	174,003,067	—
Affiliated Mutual Funds	398,552,461	—	—
Options Purchased	—	2,691	—
Other Financial Instruments*
Futures Contracts	(116,279)	—	—
Interest Rate Swap Agreements	(26,760)	(38,847)	—
Credit Default Swap Agreements	—	(40,689)	—

Total	$2,654,944,271	$1,087,420,157	$14,820,720

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 was as follows:

Affiliated Mutual Funds (including 4.5% of collateral received for securities on loan)	11.6%
Mortgage-Backed Securities	8.6
Oil, Gas & Consumable Fuels	6.4
U.S. Government Treasury Obligations	5.0
Commercial Mortgage-Backed Securities	4.0
Pharmaceuticals	3.7
Insurance	3.3
Computers & Peripherals	3.0
Banking	2.4
Software	2.4
Diversified Financial Services	2.2
Diversified Telecommunication Services	2.2
Media	2.0
Specialty Retail	2.0
Capital Markets	1.9
Commercial Banks	1.9
IT Services	1.9
Healthcare Equipment & Supplies	1.9
Biotechnology	1.8
Chemicals	1.8
Food & Staples Retailing	1.8
Beverages	1.7
Communications Equipment	1.7
Hotels, Restaurants & Leisure	1.7
Aerospace & Defense	1.6
Internet Software & Services	1.3
Machinery	1.3
Real Estate Investment Trusts	1.3
Collateralized Loan Obligations	1.2
Food Products	1.2
Healthcare Providers & Services	1.2
Household Products	1.1
Industrial Conglomerates	1.1
Road & Rail	1.1

Tobacco	1.1%
Semiconductors & Semiconductor Equipment	1.0
Textiles, Apparel & Luxury Goods	1.0
Consumer Finance	0.9
Energy Equipment & Services	0.9
Electric Utilities	0.8
Multiline Retail	0.7
Non-Corporate Foreign Agencies	0.7
Air Freight & Logistics	0.6
Multi-Utilities	0.6
Electric	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
Household Durables	0.5
Metals & Mining	0.5
Non-Residential Mortgage-Backed Securities	0.5
Electrical Equipment	0.4
Independent Power Producers & Energy Traders	0.4
Municipal Bonds	0.4
Telecommunications	0.4
Trading Companies & Distributors	0.4
U.S. Government Agency Obligations	0.4
Capital Goods	0.3
Electronic Equipment, Instruments & Components	0.3
Energy – Other	0.3
Healthcare Insurance	0.3
Internet & Catalog Retail	0.3
Leisure Equipment & Products	0.3
Media & Entertainment	0.3
Real Estate Management & Development	0.3
Technology	0.3
Airlines	0.2
Building Products	0.2
Cable	0.2
Collateralized Mortgage Obligations	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Industry table (cont.)
Lodging	0.2%
Metals	0.2
Non-Captive Finance	0.2
Non-Corporate Sovereigns	0.2
Residential Mortgage-Backed Securities	0.2
Retailers	0.2
Automobiles	0.1
Automotive	0.1
Brokerage	0.1
Building Materials & Construction	0.1
Commercial Services & Supplies	0.1
Construction & Engineering	0.1
Consumer	0.1

Containers & Packaging	0.1%
Covered Bonds	0.1
Energy – Integrated	0.1
Life Sciences Tools & Services	0.1
Packaging	0.1
Paper	0.1
Pipelines & Other	0.1
Professional Services	0.1
Railroads	0.1
Water Utilities	0.1

109.4
Liabilities in excess of other assets	(9.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$457,633		Premiums received for swap agreements	$338,381
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	205,830		Unrealized depreciation on over-the-counter swap agreements	246,519
Equity contracts	Unaffiliated investments	2,169		Due from broker — variation margin	318,525	*
Interest rate contracts	Unaffiliated investments	2,691
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	870,452		Unrealized depreciation on over-the-counter swap agreements	909,299
Interest rate contracts	Due from broker — variation margin	797,243	*	Due from broker — variation margin	621,757	*

Total		$2,336,018			$2,434,481

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts cleared through an exchange. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Options Purchased	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$230,474	$230,474
Equity contracts	4,096	—	—	1,536,866	—	1,540,962
Interest rate contracts	—	90,171	(10,044)	(2,137,315)	646,077	(1,411,111)

Total	$4,096	$90,171	$(10,044)	$(600,449)	$876,551	$360,325

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value		Rights	Options Purchased	Futures	Swaps	Total
Credit contracts		$—	$—	$—	$(36,302)	$(36,302)
Equity contracts		(1,530)	—	(318,525)	—	(320,055)
Interest rate contracts		—	(168,542)	(80,333)	589,014	340,139

Total		$(1,530)	$(168,542)	$(398,858)	$552,712	$(16,218)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$176,377	$20,652	$152,110,897	$36,539,518

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$147,313	$41,850	$7,040

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$150,264,622	$—	$—	$150,264,622
Exchange-traded and cleared Derivatives	15,803	—	—	15,803
Over-the-counter Derivatives	1,078,973	—	—	1,078,973

				151,359,398

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter Derivatives	(1,155,818)	—	—	(1,155,818)

Collateral Amounts Pledged/(Received):
Securities on Loan				(150,264,622)
Exchange-traded and cleared Derivatives				—
Over-the-counter Derivatives				76,845

Net Amount				$15,803

SEE NOTES TO FINANCIAL STATEMENTS.

A96

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS
Investments, at value including securities on loan of $150,264,622:
Unaffiliated investments (cost $2,827,761,647)	$3,358,855,262
Affiliated investments (cost $407,079,025)	398,552,461
Cash	89,500
Foreign currency, at value (cost $293,631)	290,925
Receivable for investments sold	94,751,597
Dividends and interest receivable	10,101,327
Unrealized appreciation on over-the-counter swap agreements	1,076,282
Premiums paid for swap agreements	457,633
Foreign tax reclaim receivable	136,025
Due from broker—variation margin	15,803
Prepaid expenses	3,213
Receivable for Series shares sold	1,223

Total Assets	3,864,331,251

LIABILITIES
Payable for investments purchased	271,425,446
Collateral for securities on loan	155,113,816
Management fee payable	1,714,968
Unrealized depreciation on over-the-counter swap agreements	1,155,818
Accrued expenses and other liabilities	408,317
Payable for Series shares repurchased	382,880
Premiums received for swap agreements	338,381
Affiliated transfer agent fee payable	926

Total Liabilities	430,540,552

NET ASSETS	$3,433,790,699

Net assets were comprised of:
Paid-in capital	$2,728,862,589
Retained earnings	704,928,110

Net assets, June 30, 2013	$3,433,790,699

Net asset value and redemption price per share, $3,433,790,699 / 179,160,377 outstanding shares of beneficial interest	$19.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $135,234)	$26,180,149
Interest income	16,945,991
Affiliated dividend income	1,022,810
Affiliated income from securities loaned, net	107,397

44,256,347

EXPENSES
Management fee	10,211,179
Custodian’s fees and expenses	238,000
Shareholders’ reports	146,000
Trustees’ fees	21,000
Insurance expenses	19,000
Audit fee	18,000
Legal fees and expenses	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	21,947

Total expenses	10,692,126

NET INVESTMENT INCOME	33,564,221

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	158,211,108
Futures transactions	(600,449)
Swap agreement transactions	876,551
Foreign currency transactions	(12,684)
Options Written transactions	(10,044)

158,464,482

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $886,384)	63,811,640
Futures	(398,858)
Swap agreements	552,712
Foreign currencies	(10,921)

63,954,573

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	222,419,055

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$255,983,276

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE IN NET ASSETS OPERATIONS:
Net investment income	$33,564,221	$65,899,714
Net realized gain on investment and foreign currency transactions	158,464,482	140,795,570
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	63,954,573	192,663,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	255,983,276	399,359,195

DISTRIBUTIONS	—	(61,900,998)

SERIES SHARE TRANSACTIONS:
Series shares sold [321,905 and 819,611 shares, respectively]	6,089,984	14,077,527
Series shares issued in reinvestment of distributions [0 and 3,735,727 shares, respectively]	—	61,900,998
Series shares repurchased [4,978,081 and 10,708,816 shares, respectively]	(94,048,541)	(184,472,132)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(87,958,557)	(108,493,607)

TOTAL INCREASE IN NET ASSETS	168,024,719	228,964,590
NET ASSETS:
Beginning of period	3,265,765,980	3,036,801,390

End of period	$3,433,790,699	$3,265,765,980

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 97.3%	Shares	Value (Note 2)
Australia — 1.1%
Arrium Ltd.	447,200	$316,488
Ausdrill Ltd.	123,200	95,923
Bendigo and Adelaide Bank Ltd.	103,400	948,160
Bradken Ltd.	98,900	388,381
Challenger Ltd.	204,200	744,623
Downer EDI Ltd.	182,200	594,063
Leighton Holdings Ltd.	37,200	521,320
Lend Lease Group	114,600	873,743
Metcash Ltd.	206,000	660,851
National Australia Bank Ltd.	37,600	1,017,082
Pacific Brands Ltd.	460,600	295,059
Qantas Airways Ltd.*	419,500	515,268

		6,970,961

Austria — 0.3%
OMV AG	32,300	1,457,082
Voestalpine AG	14,500	512,766

		1,969,848

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	152,417
Delhaize Group SA	21,500	1,329,174

		1,481,591

Bermuda — 0.6%
Genpact Ltd.	193,077	3,714,801

Canada — 0.9%
Brookfield Asset Management, Inc. (Class A Stock)	73,837	2,659,609
Canadian Pacific Railway Ltd.	23,350	2,834,223

		5,493,832

Denmark — 0.6%
Coloplast A/S (Class B Stock)	37,168	2,081,187
Novo Nordisk A/S (Class B Stock)	10,587	1,645,881

		3,727,068

Finland — 0.1%
Tieto OYJ	41,300	785,193

France — 3.8%
Arkema SA	8,100	742,485
AXA SA	56,700	1,117,705
BNP Paribas SA	87,683	4,800,185
Bouygues SA	21,900	558,050
Cie Generale des Etablissements Michelin	12,000	1,072,986
Credit Agricole SA*	62,500	537,924
Dassault Systemes SA	21,078	2,576,290
Publicis Groupe SA	32,914	2,344,094
Renault SA	12,300	828,493
Sanofi	19,800	2,046,925
SCOR SE	22,000	675,230
Societe Generale SA	10,800	371,685
Technip SA	20,940	2,128,168
Thales SA	20,600	961,271
Total SA	38,500	1,880,453
Valeo SA	13,300	834,558
Vivendi SA	72,400	1,372,090

		24,848,592

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany — 3.4%
Allianz SE	8,600	$1,255,261
Aurubis AG	6,200	332,372
BASF SE	12,600	1,123,833
Bayer AG	6,900	734,644
Bayerische Motoren Werke AG	32,799	2,862,558
Brenntag AG	11,233	1,707,324
Continental AG	6,100	813,181
Daimler AG	20,700	1,249,629
Deutsche Bank AG	13,700	574,477
Deutsche Post AG	28,100	697,383
E.ON AG	26,300	431,019
Freenet AG*	37,500	817,661
Fresenius SE & Co. KGaA	24,301	2,990,969
Hannover Rueckversicherung AG	8,600	618,399
Lanxess AG	8,100	487,797
Metro AG	21,300	673,033
Muenchener Rueckversicherungs AG	6,300	1,157,384
Rheinmetall AG	13,300	618,628
RWE AG	18,800	599,304
SAP AG	14,628	1,068,175
Volkswagen AG	7,400	1,438,738

		22,251,769

Hong Kong — 1.1%
AIA Group Ltd.	912,000	3,842,257
Cheung Kong Holdings Ltd.	46,000	620,284
First Pacific Co. Ltd.	528,000	564,428
Huabao International Holdings Ltd.	848,000	373,393
Kingboard Chemical Holdings Ltd.	216,000	443,560
Shougang Fushan Resources Group Ltd.	1,160,000	447,944
Singamas Container Holdings Ltd.	2,676,000	547,976
Yue Yuen Industrial Holdings Ltd.	154,000	397,978

		7,237,820

India — 0.3%
Tata Motors Ltd., ADR(a)	74,829	1,753,992

Indonesia — 0.2%
PT Bank Rakyat Indonesia (Persero) Tbk	1,733,500	1,345,889

Ireland — 1.4%
Accenture PLC (Class A Stock)	60,832	4,377,471
Irish Life & Permanent Group Holdings PLC*	51,300	1,756
Ryanair Holdings PLC, ADR	42,252	2,177,245
Smurfit Kappa Group PLC	43,000	717,161
XL Group PLC	67,500	2,046,600

		9,320,233

Israel — 0.6%
Bank Hapoalim BM*	128,000	577,663
Check Point Software Technologies Ltd.*(a)	38,092	1,892,411
Elbit Systems Ltd.	11,400	478,854
Teva Pharmaceutical Industries Ltd.	20,500	802,325

		3,751,253

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy — 0.6%
Banco Popolare SC*	38,200	$44,897
Enel SpA	323,000	1,013,559
ENI SpA	70,800	1,453,090
Finmeccanica SpA*	43,100	215,627
Parmalat SpA	159,800	499,401
Telecom Italia SpA	626,400	436,600

		3,663,174

Japan — 8.2%
Alpine Electronics, Inc.	22,700	228,525
Aoyama Trading Co. Ltd.	39,100	1,040,330
Aozora Bank Ltd.	278,000	868,215
Astellas Pharma, Inc.	49,000	2,661,881
Autobacs Seven Co. Ltd.	42,000	638,922
Bank of Yokohama Ltd. (The)	96,000	495,231
Coca-Cola West Co. Ltd.	43,100	764,317
Fuji Heavy Industries Ltd.	109,774	2,710,785
Fukuoka Financial Group, Inc.	129,000	548,658
ITOCHU Corp.	76,300	882,325
JX Holdings, Inc.	101,400	489,601
KDDI Corp.	45,400	2,364,135
Keihin Corp.	24,500	373,227
K’s Holdings Corp.	19,700	624,178
Kurabo Industries Ltd.	173,100	278,929
Kyowa Exeo Corp.	81,900	919,978
Lawson, Inc.	18,200	1,388,830
Makita Corp.	45,600	2,451,560
Marubeni Corp.	146,000	975,770
Mitsubishi Corp.	34,500	589,388
Mitsubishi UFJ Financial Group, Inc.	243,500	1,503,824
Mitsui & Co. Ltd.	99,700	1,250,259
Mizuho Financial Group, Inc.	703,200	1,460,331
Nichii Gakkan Co.	40,300	347,796
Nichirei Corp.	118,000	611,183
Nippon Electric Glass Co. Ltd.	54,000	262,865
Nippon Shokubai Co. Ltd.	68,000	695,561
Nippon Telegraph & Telephone Corp.	37,000	1,928,473
NTT DoCoMo, Inc.	900	1,400,135
ORIX Corp.	241,600	3,297,048
Otsuka Holdings Co. Ltd.	46,200	1,525,475
Sankyu, Inc.	210,000	791,277
Secom Co. Ltd.	45,700	2,484,737
Seino Holdings Co. Ltd.	65,000	570,460
Shimachu Co. Ltd.	30,700	754,890
Shin-Etsu Chemical Co. Ltd.	32,500	2,151,022
Sumitomo Corp.	88,900	1,108,013
Sumitomo Mitsui Financial Group, Inc.	115,386	5,281,569
Toagosei Co. Ltd.	147,000	591,335
Toho Holdings Co. Ltd.	22,700	375,733
Yahoo! Japan Corp.	5,604	2,759,493
Yokohama Rubber Co. Ltd. (The)	100,000	1,004,124

		53,450,388

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,100	158,520

Mexico — 0.3%
Fomento Economico Mexicano SAB de CV, ADR	19,434	2,005,394

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands — 1.6%
Aegon NV	104,300	$699,751
Core Laboratories NV	36,504	5,536,197
ING Groep NV CVA*	83,900	766,765
Koninklijke Ahold NV	85,000	1,264,195
Unilever NV CVA	59,154	2,328,544

		10,595,452

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	845,874

Norway — 1.3%
DNB ASA	54,100	784,810
Fred Olsen Energy ASA	17,100	677,156
Statoil ASA	135,069	2,790,265
Telenor ASA	102,587	2,037,687
TGS Nopec Geophysical Co. ASA	41,213	1,197,635
Yara International ASA	18,900	753,714

		8,241,267

Singapore — 0.1%
Golden Agri-Resources Ltd.	1,314,200	578,557

South Africa — 0.8%
Aspen Pharmacare Holdings Ltd.*	54,195	1,245,824
Bidvest Group Ltd.	71,857	1,780,323
Discovery Ltd.	255,433	2,171,652

		5,197,799

South Korea — 0.4%
Samsung Electronics Co. Ltd.	2,312	2,702,322

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	60,800	510,952
Banco Santander SA	148,213	948,446
Gas Natural SDG SA	42,400	854,252
Inditex SA	11,873	1,464,471
Repsol SA	57,200	1,207,198
Telefonica SA	25,100	322,920

		5,308,239

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	113,766	2,741,969
Boliden AB	45,100	559,028
NCC AB (Class B Stock)	15,700	357,347
Nordea Bank AB	56,800	634,301
Oriflame Cosmetics SA, SDR	13,600	430,612
Swedbank AB (Class A Stock)	50,400	1,154,390

		5,877,647

Switzerland — 4.1%
Baloise Holding AG	11,400	1,107,227
Cie Financiere Richemont SA	28,948	2,552,875
Credit Suisse Group AG*	50,297	1,331,567
Geberit AG*	8,373	2,074,190
Georg Fischer AG*	2,000	880,697
Glencore Xstrata PLC*	445,738	1,845,135
Lonza Group AG*	7,200	540,990
Novartis AG	18,000	1,274,950
OC Oerlikon Corp. AG*	48,200	571,045
Partners Group Holding AG	9,197	2,489,433
Roche Holding AG	19,834	4,922,746
Swiss Life Holding AG*	8,200	1,331,042

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Swiss Re AG*	19,300	$1,435,937
Syngenta AG	6,419	2,503,146
Zurich Insurance Group AG*	5,800	1,503,413

		26,364,393

Turkey — 0.2%
Turkiye Halk Bankasi AS	109,559	928,292

United Kingdom — 9.9%
Alent PLC	81,100	402,353
ARM Holdings PLC	139,764	1,690,746
AstraZeneca PLC	51,200	2,420,691
Aviva PLC	144,400	744,263
Babcock International Group PLC	103,047	1,730,263
BAE Systems PLC	256,400	1,493,151
Balfour Beatty PLC	140,900	509,390
Barclays PLC	287,100	1,222,693
Beazley PLC	175,100	613,726
Berkeley Group Holdings PLC	61,153	1,980,841
Bodycote PLC	71,300	567,907
BP PLC	351,100	2,436,630
BT Group PLC	348,600	1,636,600
Cable & Wireless Communications PLC	917,400	571,079
Carillion PLC	145,900	613,029
Compass Group PLC	218,670	2,794,090
Debenhams PLC	301,400	437,128
Diageo PLC	68,831	1,973,831
Experian PLC	127,840	2,221,842
GlaxoSmithKline PLC	23,400	584,915
Halfords Group PLC	135,434	651,386
Home Retail Group PLC	107,200	218,362
HSBC Holdings PLC	278,400	2,885,691
InterContinental Hotels Group PLC	77,783	2,137,662
Intermediate Capital Group PLC	108,800	719,619
J Sainsbury PLC	259,000	1,399,864
John Wood Group PLC	120,441	1,485,428
Johnson Matthey PLC	54,462	2,176,039
Legal & General Group PLC	366,900	956,276
Marks & Spencer Group PLC	140,600	919,984
Marston’s PLC	339,130	724,029
Meggitt PLC	271,656	2,140,305
Mondi PLC	65,900	820,499
Old Mutual PLC	214,100	587,731
Premier Foods PLC*	152,560	138,299
Rolls-Royce Holdings PLC*	92,044	1,584,859
Royal Bank of Scotland Group PLC*	26,352	109,356
Royal Dutch Shell PLC, ADR	28,750	1,834,250
Royal Dutch Shell PLC (Class B Stock)	106,900	3,540,437
RSA Insurance Group PLC	300,200	544,625
St James’s Place PLC	200,778	1,646,961
TESCO PLC	233,500	1,175,870
Tullow Oil PLC	102,120	1,554,563
Vesuvius PLC	81,100	454,407
Vodafone Group PLC	547,900	1,570,114
Weir Group PLC (The)	60,496	1,978,161
WM Morrison Supermarkets PLC	320,700	1,276,538
Wolseley PLC	54,359	2,508,115

		64,384,598

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States — 53.4%
3M Co.	34,025	$3,720,634
AES Corp.	184,550	2,212,755
Allstate Corp. (The)	54,800	2,636,976
American Express Co.	36,600	2,736,216
Ameriprise Financial, Inc.	19,250	1,556,940
Amgen, Inc.	21,550	2,126,123
Amphenol Corp. (Class A Stock)	59,314	4,622,933
ANSYS, Inc.*	45,000	3,289,500
Apache Corp.	37,300	3,126,859
Apple, Inc.	17,457	6,914,369
AT&T, Inc.	133,200	4,715,280
Avon Products, Inc.	76,850	1,616,155
Baker Hughes, Inc.	34,650	1,598,404
Bank of America Corp.	291,050	3,742,903
Boeing Co. (The)	17,000	1,741,480
Carnival Corp.	54,650	1,873,948
Celanese Corp., Ser. A	81,300	3,642,240
Charles Schwab Corp. (The)(a)	367,112	7,793,788
Chevron Corp.	45,250	5,354,885
Cisco Systems, Inc.	174,450	4,240,879
Citrix Systems, Inc.*	54,744	3,302,705
Cognizant Technology Solutions Corp. (Class A Stock)*	37,894	2,372,543
Comcast Corp. (Class A Stock)	29,800	1,248,024
Comcast Corp. (Special Class A Stock)	18,300	725,961
CONSOL Energy, Inc.	39,900	1,081,290
Costco Wholesale Corp.	40,484	4,476,316
Covance, Inc.*	54,425	4,143,920
Covidien PLC	37,950	2,384,778
Danaher Corp.	91,706	5,804,990
DaVita HealthCare Partners, Inc.*	37,660	4,549,328
Dell, Inc.	145,550	1,943,092
Ecolab, Inc.	55,998	4,770,470
Emerson Electric Co.	21,400	1,167,156
Entergy Corp.	33,750	2,351,700
EQT Corp.	24,250	1,924,722
Estee Lauder Cos., Inc. (The) (Class A Stock)	77,892	5,122,957
Exelon Corp.	67,100	2,072,048
Express Scripts Holding Co.*	121,579	7,500,208
Exxon Mobil Corp.	53,800	4,860,830
Fifth Third Bancorp	98,200	1,772,510
Fluor Corp.	101,537	6,022,159
FMC Technologies, Inc.*	103,076	5,739,272
Fossil Group, Inc.*	41,201	4,256,475
General Electric Co.	168,000	3,895,920
General Motors Co.*(a)	100,850	3,359,314
Goldman Sachs Group, Inc. (The)	5,575	843,219
Google, Inc. (Class A Stock)*	8,683	7,644,253
Hess Corp.	30,550	2,031,269
Honeywell International, Inc.	27,400	2,173,916
IDEXX Laboratories, Inc.*	40,202	3,609,335
Illinois Tool Works, Inc.	23,950	1,656,621
Ingersoll-Rand PLC	23,200	1,288,064
International Paper Co.	72,100	3,194,751
Intuitive Surgical, Inc.*	12,360	6,261,329
Invesco Ltd.	55,900	1,777,620

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Johnson & Johnson	46,550	$3,996,783
JPMorgan Chase & Co.	130,950	6,912,851
Kellogg Co.	24,900	1,599,327
Kohl’s Corp.	56,950	2,876,544
Liberty Media Corp. (Class A Stock)*	4,600	583,096
Lockheed Martin Corp.	8,150	883,949
Lowe’s Cos., Inc.	80,800	3,304,720
Marsh & McLennan Cos., Inc.	89,100	3,556,872
MasterCard, Inc. (Class A Stock)	11,170	6,417,165
Mead Johnson Nutrition Co.	72,233	5,723,020
Merck & Co., Inc.	101,200	4,700,740
MetLife, Inc.	46,150	2,111,824
Microsoft Corp.	134,600	4,647,738
Morgan Stanley	139,150	3,399,434
Murphy Oil Corp.	9,600	584,544
National Instruments Corp.	108,819	3,040,403
NetApp, Inc.*	128,924	4,870,749
Newfield Exploration Co.*	45,850	1,095,356
NRG Energy, Inc.	119,950	3,202,665
Nucor Corp.	11,400	493,848
PepsiCo, Inc.	30,400	2,486,416
Pfizer, Inc.	214,500	6,008,145
PG&E Corp.	34,300	1,568,539
PNC Financial Services Group, Inc.	24,100	1,757,372
Procter & Gamble Co. (The)	45,600	3,510,744
QUALCOMM, Inc.	107,596	6,571,964
Raytheon Co.	28,350	1,874,502
Roper Industries, Inc.	41,570	5,163,825
Salesforce.com, Inc.*	95,805	3,657,835
Schlumberger Ltd.	79,673	5,709,367
SLM Corp.	70,250	1,605,915
Southwest Airlines Co.	284,900	3,672,361
Spectra Energy Corp.	47,400	1,633,404
St Joe Co. (The)*(a)	45,850	965,142
Starbucks Corp.	107,828	7,061,656
Stericycle, Inc.*	50,121	5,534,862
TE Connectivity Ltd.	33,000	1,502,820
Texas Instruments, Inc.	43,800	1,527,306
Thermo Fisher Scientific, Inc.	34,800	2,945,124
Time Warner Cable, Inc.	36,850	4,144,888
Time Warner, Inc.	58,900	3,405,598
U.S. Bancorp	78,200	2,826,930
Union Pacific Corp.	26,300	4,057,564
United Technologies Corp.	34,650	3,220,371
Vulcan Materials Co.	23,150	1,120,692
Wal-Mart Stores, Inc.	20,750	1,545,668
Wells Fargo & Co.	54,300	2,240,961
Western Union Co. (The)	85,550	1,463,761
Weyerhaeuser Co.	85,700	2,441,593
Whole Foods Market, Inc.	88,408	4,551,243

		346,370,528

TOTAL COMMON STOCKS (cost $562,902,005)		631,325,286

PREFERRED STOCK	Shares	Value (Note 2)
United Kingdom
Rolls-Royce Holdings PLC (Class C Stock)* (cost $42,455)	24,873,023	$37,831

TOTAL LONG-TERM INVESTMENTS (cost $562,944,460)		631,363,117

SHORT-TERM INVESTMENT — 2.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,436,459; includes $6,057,041 of cash collateral received for securities on loan) (Note 4)(b)(c)	14,436,459	14,436,459

TOTAL INVESTMENTS — 99.5% (cost $577,380,919)		645,799,576
OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 0.5%		3,418,776

NET ASSETS — 100.0%		$649,218,352

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SDR	Swedish Depository Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,888,525; cash collateral of $6,057,041 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2013	Unrealized Depreciation
British Pound expiring 08/14/13	State Street Bank	GBP	6,556	$10,234,775	$9,968,222	$(266,553)
Euro expiring 08/12/13	Morgan Stanley	EUR	3,001	3,987,562	3,906,981	(80,581)
Japanese Yen expiring 08/13/13	Bank of New York Mellon	JPY	314,454	3,258,310	3,171,123	(87,187)

				$17,480,647	$17,046,326	$(434,321)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
British Pound expiring 08/14/13	State Street Bank	GBP	6,556	$10,015,339	$9,968,222	$47,117
Euro expiring 08/12/13	Morgan Stanley	EUR	3,001	3,894,983	3,906,981	(11,998)
Japanese Yen expiring 08/13/13	Bank of New York Mellon	JPY	142,644	1,404,920	1,438,499	(33,579)
Japanese Yen expiring 08/13/13	Bank of New York Mellon	JPY	171,810	1,686,190	1,732,624	(46,434)

				$17,001,432	$17,046,326	$(44,894)

						$(479,215)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$6,970,961	$—
Austria	—	1,969,848	—
Belgium	152,417	1,329,174	—
Bermuda	3,714,801	—	—
Canada	5,493,832	—	—
Denmark	—	3,727,068	—
Finland	—	785,193	—
France	—	24,848,592	—
Germany	—	22,251,769	—
Hong Kong	—	7,237,820	—
India	1,753,992	—	—
Indonesia	—	1,345,889	—
Ireland	8,601,316	718,917	—

	Level 1	Level 2	Level 3
Israel	$1,892,411	$1,858,842	$—
Italy	—	3,663,174	—
Japan	—	53,450,388	—
Liechtenstein	158,520	—	—
Mexico	2,005,394	—	—
Netherlands	5,536,197	5,059,255	—
New Zealand	—	845,874	—
Norway	—	8,241,267	—
Singapore	—	578,557	—
South Africa	—	5,197,799	—
South Korea	—	2,702,322	—
Spain	—	5,308,239	—
Sweden	—	5,877,647	—
Switzerland	—	26,364,393	—
Turkey	—	928,292	—
United Kingdom	1,834,250	62,550,348	—
United States	346,370,528	—	—
Preferred Stock
United Kingdom	—	37,831	—
Affiliated Money Market Mutual Fund	14,436,459	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(479,215)	—

Total	$391,950,117	$253,370,244	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of portfolio holdings other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil, Gas & Consumable Fuels	6.2%
Commercial Banks	5.8
Pharmaceuticals	5.3
Insurance	5.0
Energy Equipment & Services	3.7
Capital Markets	3.2
Software	3.2
Chemicals	3.1
Food & Staples Retailing	3.0
IT Services	3.0
Aerospace & Defense	2.6
Diversified Financial Services	2.5
Healthcare Providers & Services	2.4
Industrial Conglomerates	2.4
Hotels, Restaurants & Leisure	2.3
Affiliated Money Market Mutual Fund (including 0.9% of collateral received for securities on loan)	2.2
Automobiles	2.2
Healthcare Equipment & Supplies	2.2
Computers & Peripherals	2.1
Machinery	2.1
Diversified Telecommunication	2.0
Media	1.9
Food Products	1.8
Communications Equipment	1.7
Commercial Services & Supplies	1.6
Internet Software & Services	1.6
Construction & Engineering	1.5
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.4
Road & Rail	1.3
Specialty Retail	1.3

Life Sciences Tools & Services	1.2%
Textiles, Apparel & Luxury Goods	1.2
Airlines	1.1
Beverages	1.1
Personal Products	1.1
Electrical Equipment	1.0
Wireless Telecommunication Services	1.0
Semiconductors & Semiconductor Equipment	0.9
Electric Utilities	0.8
Independent Power Producers & Energy Traders	0.8
Real Estate Management & Development	0.8
Consumer Finance	0.7
Metals & Mining	0.7
Multiline Retail	0.7
Auto Components	0.6
Paper & Forest Products	0.6
Household Products	0.5
Multi-Utilities	0.4
Real Estate Investment Trusts	0.4
Biotechnology	0.3
Building Products	0.3
Household Durables	0.3
Professional Services	0.3
Construction Materials	0.2
Air Freight & Logistics	0.1
Containers & Packaging	0.1
Gas Utilities	0.1
Distributors	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$47,117	Unrealized depreciation on forward foreign currency exchange contracts	$526,332

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Equity contracts	$43,673	$—	$43,673
Foreign exchange contracts	—	574,063	574,063

Total	$43,673	$574,063	$617,736

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Equity contracts	$(34,882)	$—	$(34,882)
Foreign exchange contracts	—	(479,215)	(479,215)

	$(34,882)	$(479,215)	$(514,097)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$13,820,478	$13,775,614

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$5,888,525	$—	$—	$5,888,525
Over-the-counter Derivatives	47,117	—	—	47,117

				5,935,642

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter Derivatives	(526,332)	—	—	(526,332)

Collateral Amounts Pledged/(Received):
Securities on Loan				(5,888,525)
Over-the-counter Derivatives				—

Net Amount				$(479,215)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS
Investments, at value including securities on loan of $5,888,525:
Unaffiliated investments (cost $562,944,460)	$631,363,117
Affiliated investments (cost $14,436,459)	14,436,459
Foreign currency, at value (cost $4,271,790)	4,245,683
Cash	699
Receivable for investments sold	5,536,404
Dividends and interest receivable	1,018,763
Foreign tax reclaim receivable	988,481
Unrealized appreciation on forward foreign currency exchange contracts	47,117
Receivable for Series shares sold	4,622
Prepaid expenses	584

Total Assets	657,641,929

LIABILITIES
Collateral for securities on loan	6,057,041
Payable for investments purchased	980,028
Unrealized depreciation on forward foreign currency exchange contracts	526,332
Management fee payable	405,492
Accrued expenses and other liabilities	348,247
Payable for Series shares repurchased	105,511
Affiliated transfer agent fee payable	926

Total Liabilities	8,423,577

NET ASSETS	$649,218,352

Net assets were comprised of:
Paid-in capital	$600,541,664
Retained earnings	48,676,688

Net assets, June 30, 2013	$649,218,352

Net asset value and redemption price per share, $649,218,352 / 30,446,513 outstanding shares of beneficial interest	$21.32

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $554,051)	$8,937,805
Affiliated income from securities loaned, net	20,474
Affiliated dividend income	16,586
Interest	363

8,975,228

EXPENSES
Management fee	2,414,640
Custodian’s fees and expenses	168,000
Shareholders’ reports	76,000
Audit fee	13,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	19,564

Total expenses	2,715,204

NET INVESTMENT INCOME	6,260,024

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	55,350,615
Foreign currency transactions	191,230

55,541,845

Net change in unrealized appreciation (depreciation) on:
Investments	(6,593,299)
Foreign currencies	(528,164)

(7,121,463)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	48,420,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,680,406

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,260,024	$10,856,377
Net realized gain on investment and foreign currency transactions	55,541,845	16,017,924
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,121,463)	68,607,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	54,680,406	95,482,046

DISTRIBUTIONS	—	(9,580,386)

SERIES SHARE TRANSACTIONS:
Series shares sold [305,448 and 392,325 shares, respectively]	6,395,163	7,205,788
Series shares issued in reinvestment of distributions [0 and 555,063 shares, respectively]	—	9,580,386
Series shares repurchased [1,095,217 and 3,015,270 shares, respectively]	(23,047,002)	(55,676,472)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(16,651,839)	(38,890,298)

TOTAL INCREASE IN NET ASSETS	38,028,567	47,011,362
NET ASSETS:
Beginning of period	611,189,785	564,178,423

End of period	$649,218,352	$611,189,785

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Asset-Backed Securities — 1.9%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	708	$756,287
Ser. 2002-2501, Class MC	5.500%	09/15/17	240	254,496
Ser. 2002-2513, Class HC	5.000%	10/15/17	1,311	1,393,479
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	141	142,037
Ser. 2002-57, Class ND	5.500%	09/25/17	282	298,418
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	0.813%	10/25/28	79	75,707
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2004-1, Class 4A3(a)	2.578%	02/25/34	284	280,386

				3,200,810

Non-Residential Mortgage-Backed Securities — 1.0%
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Class A8	5.650%	09/20/19	1,500	1,742,427
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	558	588,087
Ser. 1997-20A, Class 1	7.150%	01/01/17	429	454,403
Ser. 1997-20G, Class 1	6.850%	07/01/17	216	228,990
Ser. 1998-20I, Class 1	6.000%	09/01/18	562	606,036

				3,619,943

Total Asset-Backed Securities				6,820,753

Commercial Mortgage-Backed Securities — 15.8%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Class A4(a)	5.696%	12/10/49	2,000	2,264,256
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,843,967
Commercial Mortgage Pass-Through Certificates,
Ser. 2012-CR5, Class A3	2.540%	12/10/45	1,000	915,963
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C1, Class AM(a)	5.392%	02/15/39	200	214,645
CW Capital Cobalt Ltd.,
Ser. 2006-C1, Class A4	5.223%	08/15/48	2,000	2,167,480
Ser. 2007-C3, Class A3(a)	5.772%	05/15/46	21	21,718
Federal Home Loan Mortgage Corp.,
Ser. K026, Class A2	2.510%	11/25/22	3,600	3,400,200
Federal National Mortgage Association,
Ser. 2012-M2, Class A2	2.717%	02/25/22	200	194,983
Ser. 2012-M13, Class A2	2.377%	05/25/22	1,850	1,753,138
FHLMC Multifamily Structured Pass-Through Certificates,
Ser. K003, Class A5	5.085%	03/25/19	250	286,735
Ser. K004, Class A2	4.186%	08/25/19	3,725	4,083,751
Ser. K010, Class A2	4.333%	10/25/20	3,600	3,914,057
Ser. K011, Class A2	4.084%	11/25/20	3,600	3,858,523
Ser. K013, Class A2	3.974%	01/25/21	3,525	3,754,220
Ser. K016, Class A2	2.968%	10/25/21	2,800	2,785,762
Ser. K020, Class X1, I/O(a)	1.612%	05/25/22	9,440	941,887
Ser. K021, Class A2	2.396%	06/25/22	3,600	3,393,162
Ser. K021, Class X1, I/O(a)	1.646%	06/25/22	9,970	1,036,442
Ser. K501, Class X1A, I/O(a)	1.876%	08/25/16	4,227	170,590
Ser. K710, Class X1, I/O(a)	1.914%	05/25/19	8,469	737,794
Ser. K711, Class X1, I/O(a)	1.833%	07/25/19	7,985	678,746
Greenwich Capital Commercial Funding Corp.,
Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,472	1,516,491

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II,
Ser. 2007-GG10, Class A2	5.778%	08/10/45	856	$865,452
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2007-LD11, Class A3(a)	5.814%	06/15/49	1,000	1,049,058
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-4, Class A3	5.172%	12/12/49	2,000	2,185,292
Ser. 2007-9, Class A2	5.590%	09/12/49	571	572,250
Morgan Stanley Capital I Trust,
Ser. 2005-IQ10, Class A4B(a)	5.284%	09/15/42	800	849,668
NCUA Gtd. Notes,
Ser. 2010-C1, Class A2	2.900%	10/29/20	2,600	2,713,758
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C4, Class A4	2.792%	12/10/45	1,300	1,216,293
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C23, Class A5(a)	5.416%	01/15/45	1,500	1,644,671
Ser. 2006-C25, Class A5(a)	5.731%	05/15/43	2,000	2,224,172
Ser. 2006-C27, Class A3	5.765%	07/15/45	2,971	3,209,116

				56,464,240

Corporate Bonds — 1.0%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	745	641,434
DNB Boligkreditt AS (Norway), Covered Notes, 144A	1.450%	03/21/18	740	718,466
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,048	1,011,320
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes(b)	2.375%	08/25/21	660	649,704
Stadshypotek AB (Sweden), Covered Notes, 144A(b)	1.250%	05/23/18	470	451,529

				3,472,453

Mortgage-Backed Securities — 41.3%
Federal Home Loan Mortgage Corp.(a)	2.354%	05/01/34	550	586,684
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA 15 Year	1,000	1,038,125
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA 30 Year	1,500	1,519,219
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	2,469	2,586,069
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	4,972	5,234,798
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	2,665	2,885,855
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	2,075	2,229,866
Federal Home Loan Mortgage Corp.	6.000%	09/01/34-08/01/39	1,368	1,490,037
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	146	164,219
Federal National Mortgage Association(a)	2.155%	07/01/33	1,634	1,735,818
Federal National Mortgage Association(a)	2.232%	06/01/34	503	534,942
Federal National Mortgage Association(a)	2.255%	04/01/34	201	212,107
Federal National Mortgage Association(a)	2.393%	08/01/33	1,129	1,185,181
Federal National Mortgage Association(c)	2.500%	TBA 15 Year	10,000	10,035,937
Federal National Mortgage Association	2.500%	TBA 15 Year	500	502,891
Federal National Mortgage Association(a)	2.575%	04/01/34	391	414,873
Federal National Mortgage Association	3.000%	TBA 15 Year	6,000	6,158,438
Federal National Mortgage Association(c)	3.000%	TBA 30 Year	10,500	10,258,828
Federal National Mortgage Association	3.500%	06/01/39	691	702,787
Federal National Mortgage Association	3.500%	TBA 30 Year	14,000	14,212,187
Federal National Mortgage Association	3.500%	TBA 30 Year	14,000	14,174,999
Federal National Mortgage Association(c)	4.000%	TBA 30 Year	2,500	2,604,394
Federal National Mortgage Association	4.500%	05/01/40	6,494	7,009,789
Federal National Mortgage Association	4.500%	TBA 30 Year	5,000	5,281,250
Federal National Mortgage Association(c)	5.000%	TBA 30 Year	2,000	2,152,344
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	4,787	5,147,116
Federal National Mortgage Association	5.500%	01/01/17-11/01/35	10,422	11,506,053
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	2,867	3,172,380
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	2,219	2,489,692
Federal National Mortgage Association	7.000%	12/01/31-01/01/36	425	496,058
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	18	19,126

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Mortgage-Backed Securities (continued)
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	67	$76,504
Government National Mortgage Association	3.000%	TBA 30 Year	6,000	5,931,563
Government National Mortgage Association(c)	3.000%	TBA 30 Year	2,000	1,972,500
Government National Mortgage Association(c)	3.500%	TBA 30 Year	4,500	4,616,015
Government National Mortgage Association	4.000%	06/15/40	817	863,390
Government National Mortgage Association(c)	4.000%	TBA 30 Year	5,000	5,247,656
Government National Mortgage Association	4.500%	02/20/41	2,143	2,286,993
Government National Mortgage Association(c)	4.500%	TBA 30 Year	3,000	3,183,164
Government National Mortgage Association(c)	4.500%	TBA 30 Year	1,500	1,597,910
Government National Mortgage Association	5.000%	07/15/33-04/15/34	1,269	1,381,206
Government National Mortgage Association	5.500%	03/15/34-03/15/36	1,018	1,115,699
Government National Mortgage Association	6.500%	07/15/32-08/15/32	320	368,579
Government National Mortgage Association	7.000%	03/15/23-08/15/28	752	861,402
Government National Mortgage Association	7.500%	12/15/25-02/15/26	140	159,753
Government National Mortgage Association	8.500%	09/15/24-04/15/25	201	232,083

				147,636,479

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	691,324

U.S. Government Agency Obligations — 1.9%
Federal Home Loan Mortgage Corp.	0.875%	03/07/18	3,970	3,841,682
Federal Home Loan Mortgage Corp., Ser. 1	0.750%	01/12/18	1,380	1,336,127
Federal National Mortgage Association	0.875%	05/21/18	1,865	1,802,452

				6,980,261

U.S. Treasury Securities — 34.1%
U.S. Treasury Bonds(e)	2.875%	05/15/43	1,355	1,199,175
U.S. Treasury Bonds	3.125%	02/15/43	2,350	2,193,579
U.S. Treasury Bonds	5.000%	05/15/37	1,675	2,137,980
U.S. Treasury Inflation Indexed Notes	0.125%	04/15/18	7,088	7,270,276
U.S. Treasury Inflation Indexed Notes	0.125%	01/15/23	1,174	1,138,078
U.S. Treasury Notes	0.500%	07/31/17	4,470	4,362,792
U.S. Treasury Notes	0.750%	12/31/17	5,525	5,405,433
U.S. Treasury Notes	1.000%	08/31/16	1,785	1,798,805
U.S. Treasury Notes	1.000%	10/31/16	315	316,870
U.S. Treasury Notes	1.000%	03/31/17	9,135	9,143,569
U.S. Treasury Notes	1.375%	06/30/18	18,350	18,339,963
U.S. Treasury Notes	1.375%	05/31/20	3,600	3,474,281
U.S. Treasury Notes(b)	1.750%	05/15/23	16,114	15,091,760
U.S. Treasury Notes(d)	4.250%	11/15/17	9,500	10,746,875
U.S. Treasury Notes(e)	4.625%	11/15/16	1,840	2,073,307
U.S. Treasury Strips Coupon(f)	2.400%	02/15/22	5,450	4,434,447
U.S. Treasury Strips Coupon(f)	2.450%	05/15/22	8,820	7,104,995
U.S. Treasury Strips Coupon(f)	3.150%	08/15/26	4,045	2,682,041
U.S. Treasury Strips Coupon(f)	3.350%	08/15/28	8,800	5,323,498
U.S. Treasury Strips Coupon(f)	3.690%	08/15/40	5,025	1,862,034
U.S. Treasury Strips Principal(b)(g)	0.580%	02/15/16	15,870	15,630,601

				121,730,359

TOTAL LONG-TERM INVESTMENTS (cost $345,654,972)				343,795,869

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENTS — 42.8%		Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 42.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $54,222,671)(h)		5,503,918	$51,131,401
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $101,933,330; includes $30,694,926 of cash collateral received for securities on loan) (Note 4)(h)(i)		101,933,330	101,933,330

TOTAL AFFILIATED MUTUAL FUNDS (cost $156,156,001)			153,064,731

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*(j)
Call Option
Interest Rate Swap Option, Receive a fixed rate of 2.000% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $113,815)	Deutsche Bank AG	13,390	1,789

TOTAL SHORT-TERM INVESTMENTS (cost $156,269,816)			153,066,520

TOTAL INVESTMENTS — 139.0% (cost $501,924,788)			496,862,389
LIABILITIES IN EXCESS OF OTHER ASSETS(k) (39.0)%			(139,528,027)

NET ASSETS — 100.0%			$357,334,362

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corporation
I/O	Interest Only
NCUA	National Credit Union Administration
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,012,852; cash collateral of $30,694,926 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	All or partial principal amount totaling $42,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contract.

(f)	Rate shown reflects the effective yield at June 30, 2013.

(g)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2013.

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Long Positions:
589	5 Year U.S. Treasury Notes	Sept. 2013	$71,328,293	$71,296,610	$(31,683)
14	U.S. Ultra Bond	Sept. 2013	2,063,707	2,062,375	(1,332)

					(33,015)

Short Positions:
81	2 Year U.S. Treasury Notes	Sept. 2013	17,816,591	17,820,000	(3,409)
161	10 Year U.S. Treasury Notes	Sept. 2013	20,711,731	20,376,563	335,168
11	U.S. Long Bond	Sept. 2013	1,484,329	1,494,281	(9,952)

					321,807

					$288,792

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
11,340	06/07/16	0.654%	3 month LIBOR(1)	$(40,643)	$—	$(40,643)	JPMorgan Chase Bank, NA
16,570	08/31/16	0.934%	3 month LIBOR(1)	81,542	—	81,542	Credit Suisse International
5,595	08/31/16	0.975%	3 month LIBOR(2)	(35,474)	—	(35,474)	JPMorgan Chase Bank, NA
5,595	08/31/16	0.978%	3 month LIBOR(2)	(36,155)	—	(36,155)	JPMorgan Chase Bank, NA
880	09/14/16	1.206%	3 month LIBOR(2)	(12,056)	—	(12,056)	Deutsche Bank AG
16,725	11/30/16	0.945%	3 month LIBOR(2)	685	—	685	Citibank, NA
9,525	02/28/17	0.680%	3 month LIBOR(1)	(110,756)	—	(110,756)	Citibank, NA
5,055	08/31/17	0.751%	3 month LIBOR(2)	102,188	—	102,188	Bank of Nova Scotia
8,600	11/30/17	1.107%	3 month LIBOR(2)	104,929	—	104,929	Barclays Bank, PLC
7,070	11/30/17	1.155%	3 month LIBOR(2)	72,364	—	72,364	Morgan Stanley Capital Services
1,210	03/15/18	0.885%	3 month LIBOR(2)	28,030	—	28,030	Bank of Nova Scotia
1,210	03/18/18	1.049%	3 month LIBOR(1)	(18,711)	—	(18,711)	Bank of Nova Scotia
1,048	05/17/18	0.989%	3 month LIBOR(2)	24,816	—	24,816	Credit Suisse International
4,700	02/15/19	1.656%	3 month LIBOR(2)	(2,887)	—	(2,887)	Citibank, NA
4,700	02/15/19	1.794%	3 month LIBOR(1)	40,476	—	40,476	JPMorgan Chase Bank, NA
3,605	11/15/19	1.443%	3 month LIBOR(1)	(109,563)	—	(109,563)	Morgan Stanley Capital Services
5,580	02/15/20	1.355%	3 month LIBOR(1)	(238,769)	—	(238,769)	Morgan Stanley Capital Services
3,605	02/15/20	1.505%	3 month LIBOR(2)	120,035	—	120,035	Morgan Stanley Capital Services
20,975	01/28/23	1.895%	3 month LIBOR(2)	1,151,381	—	1,151,381	Morgan Stanley Capital Services

				$1,121,432	$—	$1,121,432

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
8,715	11/30/17	1.417%	3 month LIBOR(2)	$—	$(1,076)	$(1,076)
8,630	11/30/17	1.418%	3 month LIBOR(2)	—	(1,430)	(1,430)
8,735	11/30/17	1.457%	3 month LIBOR(2)	—	(15,250)	(15,250)

				$—	$(17,756)	$(17,756)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$3,200,810	$—
Non-Residential Mortgage-Backed Securities	—	3,619,943	—
Commercial Mortgage-Backed Securities	—	56,464,240	—
Corporate Bonds	—	3,472,453	—
Mortgage-Backed Securities	—	147,636,479	—
Municipal Bond	—	691,324	—
U.S. Government Agency Obligations	—	6,980,261	—
U.S. Treasury Securities	—	121,730,359	—
Affiliated Mutual Funds	153,064,731	—	—
Options Purchased	—	1,789	—
Other Financial Instruments*
Futures Contracts	288,792	—	—
Interest Rate Swap Agreements	(17,756)	1,121,432	—

Total	$153,335,767	$344,919,090	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 was as follows:

Affiliated Mutual Funds (including 8.6% of collateral received for securities on loan)	42.8%
Mortgage-Backed Securities	41.3
U.S. Treasury Securities	34.1
Commercial Mortgage-Backed Securities	15.8
U.S. Government Agency Obligations	1.9
Corporate Bonds	1.0
Non-Residential Mortgage-Backed Securities	1.0

Collateralized Mortgage Obligations	0.9%
Municipal Bond	0.2

139.0
Liabilities in excess of other assets	(39.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$335,168	*	Due from broker — variation margin	$64,132	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,726,446		Unrealized depreciation on swap agreements	605,014

Total		$2,061,614			$669,146

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$67,163	$(7,544)	$(208,704)	$463,262	$314,177

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(112,026)	$(56,619)	$1,527,203	$1,358,558

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premium Received)	Futures Long Position (Value at Trade Date)
$116,764	$13,776	$43,933,330

Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$24,035,522	$127,811

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$30,012,852	$—	$—	$30,012,852
Exchange-traded and cleared Derivatives	77,680	—	—	77,680
Over-the-counter Derivatives	1,728,235	—	—	1,728,235

				31,818,767

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared Derivatives	—	—	—	—
Over-the-counter Derivatives	(605,014)	—	—	(605,014)

				(605,014)

Collateral Amounts Pledged/(Received):
Securities on Loan				(30,012,852)
Exchange-traded and cleared Derivatives				—
Over-the-counter Derivatives				(1,123,221)

Net Amount				$77,680

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS
Investments, at value including securities on loan of $30,012,852:
Unaffiliated investments (cost $345,768,787)	$343,797,658
Affiliated investments (cost $156,156,001)	153,064,731
Cash	17,841
Receivable for investments sold	66,243,400
Unrealized appreciation on over-the-counter swap agreements	1,726,446
Dividends and interest receivable	977,616
Due from broker—variation margin	77,680
Prepaid expenses	393
Receivable for Series shares sold	36

Total Assets	565,905,801

LIABILITIES
Payable for investments purchased	176,931,381
Collateral for securities on loan	30,694,926
Unrealized depreciation on over-the-counter swap agreements	605,014
Accrued expenses and other liabilities	144,770
Management fee payable	118,292
Payable for Series shares repurchased	75,929
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	201

Total Liabilities	208,571,439

NET ASSETS	$357,334,362

Net assets were comprised of:
Paid-in capital	$359,483,004
Retained earnings	(2,148,642)

Net assets, June 30, 2013	$357,334,362

Net asset value and redemption price per share, $357,334,362 / 31,330,848 outstanding shares of beneficial interest	$11.41

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest Income	$3,854,262
Affiliated dividend income	388,746
Affiliated income from securities loaned, net	39,883

4,282,891

EXPENSES
Management fee	738,753
Shareholders’ reports	72,000
Custodian’s fees and expenses	41,000
Audit fee	15,000
Trustees’ fees	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	5,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,672

Total expenses	894,425

NET INVESTMENT INCOME	3,388,466

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	963,467
Futures transactions	(208,704)
Swap agreement transactions	463,262
Options written transactions	(7,544)

1,210,481

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated: $327,217)	(14,294,085)
Futures	(56,619)
Swap agreements	1,527,203

(12,823,501)

NET LOSS ON INVESTMENTS	(11,613,020)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,224,554)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,388,466	$7,739,864
Net realized gain on investment transactions	1,210,481	11,047,414
Net change in unrealized appreciation (depreciation) on investments	(12,823,501)	(4,769,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,224,554)	14,017,968

DISTRIBUTIONS	(14,500,825)	(20,654,654)

SERIES SHARE TRANSACTIONS:
Series shares sold [174,899 and 775,380 shares, respectively]	2,109,570	9,542,642
Series shares issued in reinvestment of distributions [1,246,643 and 1,707,009 shares, respectively]	14,500,825	20,654,654
Series shares repurchased [1,612,548 and 4,651,275 shares, respectively]	(19,455,990)	(57,309,200)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(2,845,595)	(27,111,904)

TOTAL DECREASE IN NET ASSETS	(25,570,974)	(33,748,590)
NET ASSETS:
Beginning of period	382,905,336	416,653,926

End of period	$357,334,362	$382,905,336

SEE NOTES TO FINANCIAL STATEMENTS.

A113

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.5%
Boeing Co. (The)	120,136	$12,306,732
General Dynamics Corp.	59,200	4,637,136
Honeywell International, Inc.	137,350	10,897,349
L-3 Communications Holdings, Inc.	16,700	1,431,858
Lockheed Martin Corp.	47,598	5,162,479
Northrop Grumman Corp.	42,526	3,521,153
Precision Castparts Corp.	25,600	5,785,856
Raytheon Co.	56,918	3,763,418
Rockwell Collins, Inc.	25,100	1,591,591
Textron, Inc.	44,900	1,169,645
United Technologies Corp.	148,700	13,820,178

		64,087,395

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	28,900	1,627,359
Expeditors International of Washington, Inc.	35,600	1,353,156
FedEx Corp.	51,540	5,080,813
United Parcel Service, Inc. (Class B Stock)	126,600	10,948,368

		19,009,696

Airlines — 0.1%
Southwest Airlines Co.	123,437	1,591,103

Auto Components — 0.4%
BorgWarner, Inc.*(a)	18,700	1,611,005
Delphi Automotive PLC	46,900	2,377,361
Goodyear Tire & Rubber Co. (The)*	38,600	590,194
Johnson Controls, Inc.	122,800	4,395,012

		8,973,572

Automobiles — 0.7%
Ford Motor Co.	686,559	10,621,068
General Motors Co.*(a)	127,300	4,240,363
Harley-Davidson, Inc.	41,300	2,264,066

		17,125,497

Beverages — 2.3%
Beam, Inc.	24,900	1,571,439
Brown-Forman Corp. (Class B Stock)	26,350	1,779,942
Coca-Cola Co. (The)	674,200	27,042,162
Coca-Cola Enterprises, Inc.	46,800	1,645,488
Constellation Brands, Inc. (Class A Stock)*	26,900	1,402,028
Dr Pepper Snapple Group, Inc.	36,800	1,690,224
Molson Coors Brewing Co. (Class B Stock)	27,500	1,316,150
Monster Beverage Corp.*(a)	23,600	1,434,172
PepsiCo, Inc.	270,939	22,160,101

		60,041,706

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*	33,900	3,126,936
Amgen, Inc.	133,194	13,140,920
Biogen Idec, Inc.*	41,925	9,022,260
Celgene Corp.*	75,100	8,779,941
Gilead Sciences, Inc.*(a)	268,800	13,765,248

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.*(a)	12,600	$2,833,488

		50,668,793

Building Products
Masco Corp.	54,800	1,068,052

Capital Markets — 2.1%
Ameriprise Financial, Inc.	36,000	2,911,680
Bank of New York Mellon Corp. (The)	205,789	5,772,381
BlackRock, Inc.	22,000	5,650,700
Charles Schwab Corp. (The)	192,300	4,082,529
E*Trade Financial Corp.*	38,710	490,069
Franklin Resources, Inc.	24,600	3,346,092
Goldman Sachs Group, Inc. (The)	77,400	11,706,750
Invesco Ltd.	79,300	2,521,740
Legg Mason, Inc.(a)	21,400	663,614
Morgan Stanley	243,810	5,956,278
Northern Trust Corp.	38,600	2,234,940
State Street Corp.	81,100	5,288,531
T. Rowe Price Group, Inc.	46,300	3,386,845

		54,012,149

Chemicals — 2.3%
Air Products & Chemicals, Inc.	36,300	3,323,991
Airgas, Inc.	10,300	983,238
CF Industries Holdings, Inc.	11,100	1,903,650
Dow Chemical Co. (The)	213,461	6,867,040
E.I. du Pont de Nemours & Co.	163,791	8,599,028
Eastman Chemical Co.	27,100	1,897,271
Ecolab, Inc.	44,600	3,799,474
FMC Corp.	24,500	1,495,970
International Flavors & Fragrances, Inc.	15,300	1,149,948
LyondellBasell Industries NV (Class A Stock)	65,000	4,306,900
Monsanto Co.	94,696	9,355,965
Mosaic Co. (The)	47,500	2,555,975
PPG Industries, Inc.	25,600	3,748,096
Praxair, Inc.	52,300	6,022,868
Sherwin-Williams Co. (The)	15,200	2,684,320
Sigma-Aldrich Corp.	20,700	1,663,452

		60,357,186

Commercial Banks — 2.9%
BB&T Corp.	124,000	4,201,120
Comerica, Inc.	33,950	1,352,229
Fifth Third Bancorp	153,949	2,778,779
Huntington Bancshares, Inc.	144,675	1,140,039
KeyCorp	167,700	1,851,408
M&T Bank Corp.(a)	21,600	2,413,800
PNC Financial Services Group, Inc.	92,593	6,751,882
Regions Financial Corp.	249,312	2,375,943
SunTrust Banks, Inc.	95,900	3,027,563
U.S. Bancorp	325,581	11,769,753
Wells Fargo & Co.	860,286	35,504,003
Zions Bancorporation(a)	30,000	866,400

		74,032,919

SEE NOTES TO FINANCIAL STATEMENTS.

A114

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies — 0.5%
ADT Corp. (The)*(a)	39,400	$1,570,090
Avery Dennison Corp.	19,000	812,440
Cintas Corp.	19,700	897,138
Iron Mountain, Inc.	31,817	846,650
Pitney Bowes, Inc.(a)	34,700	509,396
Republic Services, Inc.	52,910	1,795,766
Stericycle, Inc.*	13,900	1,534,977
Tyco International Ltd.	81,800	2,695,310
Waste Management, Inc.	78,930	3,183,247

		13,845,014

Communications Equipment — 1.9%
Cisco Systems, Inc.	940,200	22,856,262
F5 Networks, Inc.*	14,500	997,600
Harris Corp.	20,700	1,019,475
JDS Uniphase Corp.*	39,587	569,261
Juniper Networks, Inc.*	93,100	1,797,761
Motorola Solutions, Inc.	46,427	2,680,231
QUALCOMM, Inc.	301,800	18,433,944

		48,354,534

Computers & Peripherals — 3.7%
Apple, Inc.	164,890	65,309,631
Dell, Inc.	259,200	3,460,320
EMC Corp.	370,374	8,748,234
Hewlett-Packard Co.	347,516	8,618,397
NetApp, Inc.*	64,600	2,440,588
SanDisk Corp.*	41,900	2,560,090
Seagate Technology PLC	54,800	2,456,684
Western Digital Corp.	39,000	2,421,510

		96,015,454

Construction & Engineering — 0.2%
Fluor Corp.	28,200	1,672,542
Jacobs Engineering Group, Inc.*	22,200	1,223,886
Quanta Services, Inc.*	33,000	873,180

		3,769,608

Construction Materials
Vulcan Materials Co.	22,300	1,079,543

Consumer Finance — 1.0%
American Express Co.	168,900	12,626,964
Capital One Financial Corp.	102,069	6,410,954
Discover Financial Services	87,605	4,173,502
SLM Corp.	77,000	1,760,220

		24,971,640

Containers & Packaging — 0.2%
Ball Corp.	27,300	1,134,042
Bemis Co., Inc.	17,900	700,606
MeadWestvaco Corp.	31,689	1,080,912
Owens-Illinois, Inc.*	30,400	844,816
Sealed Air Corp.	31,620	757,299

		4,517,675

Distributors — 0.1%
Genuine Parts Co.	27,625	2,156,684

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	15,000	265,800

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services (continued)
H&R Block, Inc.	47,600	$1,320,900

		1,586,700

Diversified Financial Services — 3.9%
Bank of America Corp.	1,896,132	24,384,257
Citigroup, Inc.	533,997	25,615,836
CME Group, Inc.	54,800	4,163,704
IntercontinentalExchange, Inc.*(a)	11,900	2,115,344
JPMorgan Chase & Co.	668,945	35,313,607
Leucadia National Corp.	45,200	1,185,144
McGraw Hill Financial, Inc.	49,900	2,654,181
Moody’s Corp.	31,720	1,932,700
NASDAQ OMX Group, Inc. (The)	22,800	747,612
NYSE Euronext	43,800	1,813,320

		99,925,705

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	951,211	33,672,869
CenturyLink, Inc.	113,585	4,015,230
Frontier Communications Corp.(a)	164,916	667,910
Verizon Communications, Inc.	503,938	25,368,239
Windstream Corp.	96,065	740,661

		64,464,909

Electric Utilities — 1.8%
American Electric Power Co., Inc.	86,640	3,879,739
Duke Energy Corp.	123,948	8,366,490
Edison International	58,500	2,817,360
Entergy Corp.	31,700	2,208,856
Exelon Corp.	153,073	4,726,894
FirstEnergy Corp.	74,180	2,769,881
NextEra Energy, Inc.	75,300	6,135,444
Northeast Utilities	56,600	2,378,332
Pepco Holdings, Inc.(a)	35,700	719,712
Pinnacle West Capital Corp.	18,500	1,026,195
PPL Corp.	102,700	3,107,702
Southern Co.	152,100	6,712,173
Xcel Energy, Inc.	86,495	2,451,269

		47,300,047

Electrical Equipment — 0.6%
Eaton Corp. PLC	79,761	5,249,071
Emerson Electric Co.	127,800	6,970,212
Rockwell Automation, Inc.	24,400	2,028,616
Roper Industries, Inc.	17,100	2,124,162

		16,372,061

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	29,100	2,268,054
Corning, Inc.	259,100	3,686,993
FLIR Systems, Inc.	23,500	633,795
Jabil Circuit, Inc.	34,100	694,958
Molex, Inc.	26,600	780,444
TE Connectivity Ltd.	73,200	3,333,528

		11,397,772

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	77,948	3,595,741
Cameron International Corp.*	41,800	2,556,488
Diamond Offshore Drilling, Inc.	12,500	859,875
Ensco PLC (Class A Stock)	39,700	2,307,364

SEE NOTES TO FINANCIAL STATEMENTS.

A115

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
FMC Technologies, Inc.*	38,300	$2,132,544
Halliburton Co.	164,700	6,871,284
Helmerich & Payne, Inc.	19,900	1,242,755
Nabors Industries Ltd.	52,100	797,651
National Oilwell Varco, Inc.	74,000	5,098,600
Noble Corp.	45,300	1,702,374
Rowan Cos. PLC (Class A Stock)*	20,500	698,435
Schlumberger Ltd.	233,922	16,762,851

		44,625,962

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	77,032	8,517,428
CVS Caremark Corp.	216,838	12,398,797
Kroger Co. (The)	95,500	3,298,570
Safeway, Inc.(a)	44,500	1,052,870
Sysco Corp.	101,500	3,467,240
Walgreen Co.	153,100	6,767,020
Wal-Mart Stores, Inc.	290,800	21,661,692
Whole Foods Market, Inc.	59,800	3,078,504

		60,242,121

Food Products — 1.6%
Archer-Daniels-Midland Co.	115,138	3,904,330
Campbell Soup Co.(a)	30,100	1,348,179
ConAgra Foods, Inc.	70,300	2,455,579
General Mills, Inc.	114,700	5,566,391
Hershey Co. (The)	27,100	2,419,488
Hormel Foods Corp.(a)	23,600	910,488
J.M. Smucker Co. (The)	19,200	1,980,480
Kellogg Co.	42,900	2,755,467
Kraft Foods Group, Inc.	105,137	5,874,004
McCormick & Co., Inc.(a)	23,100	1,625,316
Mead Johnson Nutrition Co.	34,993	2,772,495
Mondelez International, Inc. (Class A Stock)	313,111	8,933,057
Tyson Foods, Inc. (Class A Stock)	50,100	1,286,568

		41,831,842

Gas Utilities — 0.1%
AGL Resources, Inc.(a)	19,837	850,214
ONEOK, Inc.(a)	36,240	1,497,074

		2,347,288

Healthcare Equipment & Supplies — 2.1%
Abbott Laboratories	278,500	9,714,080
Baxter International, Inc.	96,200	6,663,774
Becton, Dickinson & Co.	33,800	3,340,454
Boston Scientific Corp.*	242,699	2,249,820
C.R. Bard, Inc.(a)	14,100	1,532,388
CareFusion Corp.*	39,537	1,456,938
Covidien PLC	82,900	5,209,436
DENTSPLY International, Inc.	22,500	921,600
Edwards Lifesciences Corp.*	20,200	1,357,440
Intuitive Surgical, Inc.*	7,200	3,647,376
Medtronic, Inc.	177,000	9,110,190
St. Jude Medical, Inc.	50,300	2,295,189
Stryker Corp.	51,400	3,324,552
Varian Medical Systems, Inc.*(a)	19,300	1,301,785
Zimmer Holdings, Inc.	29,486	2,209,681

		54,334,703

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 2.0%
Aetna, Inc.	67,857	$4,311,634
AmerisourceBergen Corp.	41,400	2,311,362
Cardinal Health, Inc.	58,975	2,783,620
CIGNA Corp.	50,600	3,667,994
DaVita HealthCare Partners, Inc.*	15,300	1,848,240
Express Scripts Holding Co.*	143,151	8,830,985
Humana, Inc.	28,100	2,371,078
Laboratory Corp. of America Holdings*(a)	15,500	1,551,550
McKesson Corp.	39,907	4,569,351
Patterson Cos., Inc.	15,900	597,840
Quest Diagnostics, Inc.	28,100	1,703,703
Tenet Healthcare Corp.*(a)	17,800	820,580
UnitedHealth Group, Inc.	178,700	11,701,276
WellPoint, Inc.	53,000	4,337,520

		51,406,733

Healthcare Technology — 0.1%
Cerner Corp.*	24,900	2,392,641

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	78,900	2,705,481
Chipotle Mexican Grill, Inc.*(a)	5,500	2,003,925
Darden Restaurants, Inc.	23,350	1,178,708
International Game Technology	50,300	840,513
Marriott International, Inc. (Class A Stock)	42,803	1,727,957
McDonald’s Corp.	178,500	17,671,500
Starbucks Corp.	132,700	8,690,523
Starwood Hotels & Resorts Worldwide, Inc.	32,800	2,072,632
Wyndham Worldwide Corp.	24,463	1,400,018
Wynn Resorts Ltd.	13,100	1,676,800
Yum! Brands, Inc.	80,400	5,574,936

		45,542,993

Household Durables — 0.3%
D.R. Horton, Inc.(a)	45,200	961,856
Garmin Ltd.(a)	14,600	527,936
Harman International Industries, Inc.	13,200	715,440
Leggett & Platt, Inc.(a)	26,200	814,558
Lennar Corp. (Class A Stock)(a)	24,300	875,772
Newell Rubbermaid, Inc.	53,749	1,410,911
Pulte Group, Inc.*	53,685	1,018,404
Whirlpool Corp.	13,907	1,590,405

		7,915,282

Household Products — 2.1%
Clorox Co. (The)	22,500	1,870,650
Colgate-Palmolive Co.	155,400	8,902,866
Kimberly-Clark Corp.	68,788	6,682,067
Procter & Gamble Co. (The)	480,981	37,030,727

		54,486,310

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	117,900	1,413,621
NRG Energy, Inc.	48,700	1,300,290

		2,713,911

SEE NOTES TO FINANCIAL STATEMENTS.

A116

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 2.4%
3M Co.	111,700	$12,214,395
Danaher Corp.	102,200	6,469,260
General Electric Co.	1,825,900	42,342,621

		61,026,276

Insurance — 4.2%
ACE Ltd.	62,100	5,556,708
Aflac, Inc.	87,500	5,085,500
Allstate Corp. (The)	88,188	4,243,607
American International Group, Inc.*	258,429	11,551,776
Aon PLC	57,625	3,708,169
Assurant, Inc.	19,400	987,654
Berkshire Hathaway, Inc. (Class B Stock)*	321,300	35,959,896
Chubb Corp. (The)	48,800	4,130,920
Cincinnati Financial Corp.	30,128	1,382,875
Genworth Financial, Inc. (Class A Stock)*	103,200	1,177,512
Hartford Financial Services Group, Inc. (The)	80,100	2,476,692
Lincoln National Corp.	54,363	1,982,619
Loews Corp.	58,826	2,611,874
Marsh & McLennan Cos., Inc.	103,400	4,127,728
MetLife, Inc.	193,400	8,849,984
Principal Financial Group, Inc.	52,700	1,973,615
Progressive Corp. (The)	109,000	2,770,780
Torchmark Corp.	20,750	1,351,655
Travelers Cos., Inc. (The)	69,898	5,586,248
Unum Group	54,956	1,614,058
XL Group PLC	59,500	1,804,040

		108,933,910

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	63,900	17,744,391
Expedia, Inc.	16,700	1,004,505
Netflix, Inc.*	8,700	1,836,483
priceline.com, Inc.*	8,900	7,361,457
Tripadvisor, Inc.*(a)	14,900	906,963

		28,853,799

Internet Software & Services — 2.3%
Akamai Technologies, Inc.*	30,400	1,293,520
eBay, Inc.*	205,900	10,649,148
Google, Inc. (Class A Stock)*	47,010	41,386,194
VeriSign, Inc.*(a)	25,400	1,134,364
Yahoo!, Inc.*(a)	171,800	4,313,898

		58,777,124

IT Services — 3.5%
Accenture PLC (Class A Stock)(a)	113,000	8,131,480
Automatic Data Processing, Inc.	85,000	5,853,100
Cognizant Technology Solutions Corp. (Class A Stock)*	53,800	3,368,418
Computer Sciences Corp.	26,300	1,151,151
Fidelity National Information Services, Inc.	47,100	2,017,764
Fiserv, Inc.*	23,100	2,019,171
International Business Machines Corp.	183,400	35,049,574

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
MasterCard, Inc. (Class A Stock)	18,500	$10,628,250
Paychex, Inc.(a)	58,550	2,138,246
SAIC, Inc.(a)	54,400	757,792
Teradata Corp.*(a)	29,600	1,486,808
Total System Services, Inc.	29,993	734,229
Visa, Inc. (Class A Stock)	88,600	16,191,650
Western Union Co. (The)	99,104	1,695,669

		91,223,302

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	19,050	854,012
Mattel, Inc.	57,681	2,613,526

		3,467,538

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	60,382	2,581,935
Life Technologies Corp.*	30,630	2,266,926
PerkinElmer, Inc.	20,000	650,000
Thermo Fisher Scientific, Inc.	63,600	5,382,468
Waters Corp.*(a)	15,900	1,590,795

		12,472,124

Machinery — 1.7%
Caterpillar, Inc.(a)	114,900	9,478,101
Cummins, Inc.	31,100	3,373,106
Deere & Co.	68,500	5,565,625
Dover Corp.	30,500	2,368,630
Flowserve Corp.	25,200	1,361,052
Illinois Tool Works, Inc.	73,900	5,111,663
Ingersoll-Rand PLC	46,300	2,570,576
Joy Global, Inc.	16,600	805,598
PACCAR, Inc.	61,128	3,280,128
Pall Corp.	20,100	1,335,243
Parker Hannifin Corp.	26,987	2,574,560
Pentair Ltd.	34,107	1,967,633
Snap-on, Inc.	11,000	983,180
Stanley Black & Decker, Inc.	28,235	2,182,566
Xylem, Inc.	27,600	743,544

		43,701,205

Media — 3.6%
Cablevision Systems Corp. (Class A Stock)	33,800	568,516
CBS Corp. (Class B Stock)	102,568	5,012,498
Comcast Corp. (Class A Stock)	469,346	19,656,211
DIRECTV*	101,200	6,235,944
Discovery Communications, Inc. (Class A Stock)*(a)	42,300	3,265,983
Gannett Co., Inc.	39,200	958,832
Interpublic Group of Cos., Inc. (The)	76,362	1,111,067
Omnicom Group, Inc.	45,300	2,848,011
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	1,041,456
Time Warner Cable, Inc.	52,026	5,851,885
Time Warner, Inc.	164,440	9,507,921
Twenty-First Century Fox Inc. (Class A Stock)	352,500	11,491,500
Viacom, Inc. (Class B Stock)	80,668	5,489,457

SEE NOTES TO FINANCIAL STATEMENTS.

A117

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Walt Disney Co. (The)(a)	316,801	$20,005,983
Washington Post Co. (The) (Class B Stock)	800	387,016

		93,432,280

Metals & Mining — 0.5%
Alcoa, Inc.(a)	195,776	1,530,968
Allegheny Technologies, Inc.	15,440	406,227
Cliffs Natural Resources, Inc.(a)	26,000	422,500
Freeport-McMoRan Copper & Gold, Inc.	175,112	4,834,842
Newmont Mining Corp.	89,403	2,677,620
Nucor Corp.	56,300	2,438,916
United States Steel Corp.(a)	19,740	346,042

		12,657,115

Multiline Retail — 0.8%
Dollar General Corp.*	48,700	2,455,941
Dollar Tree, Inc.*	40,700	2,069,188
Family Dollar Stores, Inc.(a)	16,400	1,021,884
J.C. Penney Co., Inc.*(a)	20,700	353,556
Kohl’s Corp.	37,500	1,894,125
Macy’s, Inc.	69,820	3,351,360
Nordstrom, Inc.	26,800	1,606,392
Target Corp.	115,268	7,937,354

		20,689,800

Multi-Utilities — 1.2%
Ameren Corp.	42,000	1,446,480
CenterPoint Energy, Inc.(a)	73,110	1,717,354
CMS Energy Corp.	45,800	1,244,386
Consolidated Edison, Inc.	52,400	3,055,444
Dominion Resources, Inc.	102,384	5,817,459
DTE Energy Co.	32,000	2,144,320
Integrys Energy Group, Inc.	12,050	705,286
NiSource, Inc.	49,600	1,420,544
PG&E Corp.	76,900	3,516,637
Public Service Enterprise Group, Inc.	89,200	2,913,272
SCANA Corp.	22,200	1,090,020
Sempra Energy	40,954	3,348,399
TECO Energy, Inc.(a)	34,200	587,898
Wisconsin Energy Corp.	39,600	1,623,204

		30,630,703

Office Electronics — 0.1%
Xerox Corp.	222,111	2,014,547

Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	88,626	7,615,632
Apache Corp.	69,250	5,805,228
Cabot Oil & Gas Corp.	36,800	2,613,536
Chesapeake Energy Corp.(a)	92,700	1,889,226
Chevron Corp.	342,792	40,566,005
ConocoPhillips	214,979	13,006,230
CONSOL Energy, Inc.	42,500	1,151,750
Denbury Resources, Inc.*	66,900	1,158,708
Devon Energy Corp.	66,700	3,460,396
EOG Resources, Inc.	48,200	6,346,976
EQT Corp.	26,400	2,095,368

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	783,254	$70,766,999
Hess Corp.	52,900	3,517,321
Kinder Morgan, Inc.	109,943	4,194,325
Marathon Oil Corp.	125,494	4,339,583
Marathon Petroleum Corp.	58,647	4,167,456
Murphy Oil Corp.	32,500	1,978,925
Newfield Exploration Co.*	23,700	566,193
Noble Energy, Inc.	64,800	3,890,592
Occidental Petroleum Corp.	140,400	12,527,892
Peabody Energy Corp.	47,100	689,544
Phillips 66	112,339	6,617,890
Pioneer Natural Resources Co.	22,000	3,184,500
QEP Resources, Inc.	28,200	783,396
Range Resources Corp.	29,500	2,280,940
Southwestern Energy Co.*(a)	62,500	2,283,125
Spectra Energy Corp.	119,042	4,102,187
Tesoro Corp.	24,100	1,260,912
Valero Energy Corp.	98,500	3,424,845
Williams Cos., Inc. (The)	116,500	3,782,755
WPX Energy, Inc.*(a)	36,133	684,365

		220,752,800

Paper & Forest Products — 0.1%
International Paper Co.	79,667	3,530,045

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,655,061
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,500	2,663,685

		4,318,746

Pharmaceuticals — 5.8%
AbbVie, Inc.	278,900	11,529,726
Actavis, Inc.*	22,700	2,865,194
Allergan, Inc.	54,900	4,624,776
Bristol-Myers Squibb Co.	288,340	12,885,914
Eli Lilly & Co.	179,300	8,807,216
Forest Laboratories, Inc.*	40,900	1,676,900
Hospira, Inc.*	28,920	1,107,925
Johnson & Johnson	492,071	42,249,216
Merck & Co., Inc.	529,904	24,614,033
Mylan, Inc.*	71,300	2,212,439
Perrigo Co.(a)	15,700	1,899,700
Pfizer, Inc.	1,179,273	33,031,437
Zoetis, Inc.	67,800	2,094,342

		149,598,818

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)(a)	7,200	701,640
Equifax, Inc.	21,500	1,266,995
Robert Half International, Inc.	23,100	767,613

		2,736,248

Real Estate Investment Trusts — 2.0%
American Tower Corp.	71,500	5,231,655
Apartment Investment & Management Co. (Class A Stock)	24,074	723,183
AvalonBay Communities, Inc.	20,218	2,727,610
Boston Properties, Inc.	26,200	2,763,314

SEE NOTES TO FINANCIAL STATEMENTS.

A118

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equity Residential	55,600	$3,228,136
HCP, Inc.	78,700	3,576,128
Health Care REIT, Inc.	46,300	3,103,489
Host Hotels & Resorts, Inc.	123,726	2,087,258
Kimco Realty Corp.	76,400	1,637,252
Macerich Co. (The)	21,200	1,292,564
Plum Creek Timber Co., Inc.(a)	25,900	1,208,753
ProLogis, Inc.	81,228	3,063,920
Public Storage	25,400	3,894,582
Simon Property Group, Inc.	55,001	8,685,758
Ventas, Inc.	51,204	3,556,630
Vornado Realty Trust	32,157	2,664,207
Weyerhaeuser Co.	99,310	2,829,342

		52,273,781

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	53,500	1,249,760

Road & Rail — 0.9%
CSX Corp.	180,272	4,180,508
Kansas City Southern	16,800	1,780,128
Norfolk Southern Corp.	55,300	4,017,545
Ryder System, Inc.	9,100	553,189
Union Pacific Corp.	82,700	12,758,956

		23,290,326

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*(a)	70,000	285,600
Altera Corp.	52,500	1,731,975
Analog Devices, Inc.	52,900	2,383,674
Applied Materials, Inc.	220,300	3,284,673
Broadcom Corp. (Class A Stock)	86,950	2,935,432
First Solar, Inc.*	5,600	250,488
Intel Corp.(a)	872,800	21,139,216
KLA-Tencor Corp.	28,700	1,599,451
Lam Research Corp.*	31,350	1,390,059
Linear Technology Corp.	43,500	1,602,540
LSI Corp.*	108,400	773,976
Microchip Technology, Inc.(a)	31,900	1,188,275
Micron Technology, Inc.*(a)	160,300	2,297,099
NVIDIA Corp.(a)	108,250	1,518,747
Teradyne, Inc.*(a)	32,200	565,754
Texas Instruments, Inc.	195,100	6,803,137
Xilinx, Inc.	44,000	1,742,840

		51,492,936

Software — 3.4%
Adobe Systems, Inc.*	88,000	4,009,280
Autodesk, Inc.*	41,400	1,405,116
BMC Software, Inc.*	24,200	1,092,388
CA, Inc.	60,073	1,719,890
Citrix Systems, Inc.*	32,400	1,954,692
Electronic Arts, Inc.*	52,800	1,212,816
Intuit, Inc.	50,400	3,075,912
Microsoft Corp.	1,322,800	45,676,284
Oracle Corp.	655,320	20,131,431
Red Hat, Inc.*	33,300	1,592,406
Salesforce.com, Inc.*(a)	90,000	3,436,200

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Symantec Corp.	124,211	$2,791,021

		88,097,436

Specialty Retail — 2.3%
Abercrombie & Fitch Co. (Class A Stock)	15,000	678,750
AutoNation, Inc.*	4,289	186,100
AutoZone, Inc.*	6,400	2,711,616
Bed Bath & Beyond, Inc.*(a)	38,000	2,694,200
Best Buy Co., Inc.	48,025	1,312,523
CarMax, Inc.*	40,000	1,846,400
GameStop Corp. (Class A Stock)	21,800	916,254
Gap, Inc. (The)	53,587	2,236,185
Home Depot, Inc. (The)	257,619	19,957,744
L Brands, Inc.	43,496	2,142,178
Lowe’s Cos., Inc.	191,500	7,832,350
O’Reilly Automotive, Inc.*(a)	19,400	2,184,828
PetSmart, Inc.	19,100	1,279,509
Ross Stores, Inc.	40,300	2,611,843
Staples, Inc.	123,600	1,960,296
Tiffany & Co.	19,400	1,413,096
TJX Cos., Inc.	127,100	6,362,626
Urban Outfitters, Inc.*	19,000	764,180

		59,090,678

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	51,700	2,951,553
Fossil Group, Inc.*	8,300	857,473
NIKE, Inc. (Class B Stock)	131,000	8,342,080
PVH Corp.	11,600	1,450,580
Ralph Lauren Corp.	11,000	1,911,140
VF Corp.	15,536	2,999,380

		18,512,206

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	86,900	796,004
People’s United Financial, Inc.(a)	59,200	882,080

		1,678,084

Tobacco — 1.7%
Altria Group, Inc.	351,900	12,312,981
Lorillard, Inc.(a)	67,493	2,948,094
Philip Morris International, Inc.	287,900	24,937,898
Reynolds American, Inc.	56,700	2,742,579

		42,941,552

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	48,600	2,228,310
W.W. Grainger, Inc.	10,700	2,698,326

		4,926,636

Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	49,700	3,597,783
Sprint Nextel Corp.*	543,622	3,816,226

		7,414,009

TOTAL LONG-TERM INVESTMENTS (cost $1,091,314,212)		2,514,348,984

SEE NOTES TO FINANCIAL STATEMENTS.

A119

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENTS — 6.7%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund — 6.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $171,326,163; includes $114,954,672 of cash collateral received for securities on loan) (Note 4)(b)(c)	171,326,163	$171,326,163

	Principal Amount (000)
U.S. Government Treasury Obligation — 0.1%
U.S. Treasury Bill, 0.05%, 09/19/2013(d)(e) (cost $2,999,700)	$3,000	2,999,766

TOTAL SHORT-TERM INVESTMENTS (cost $174,325,863)		174,325,929

TOTAL INVESTMENTS — 104.3% (cost $1,265,640,075)		2,688,674,913
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (4.3)%		(111,703,654)

NET ASSETS — 100.0%		$2,576,971,259

The following abbreviations is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,388,455; cash collateral of $114,954,672 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Long Position:
157	S&P 500 Index	Sep. 2013	$63,901,653	$62,772,525	$(1,129,128)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,514,348,984	$—	$—
Affiliated Money Market Mutual Fund	171,326,163	—	—
U.S. Government Treasury Obligation	—	2,999,766	—
Other Financial Instruments*
Futures	(1,129,128)	—	—

Total	$2,684,546,019	$2,999,766	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 was as follows:

Oil, Gas & Consumable Fuels	8.6%
Affiliated Money Market Mutual Fund (including 4.5% of collateral received for securities on loan)	6.6
Pharmaceuticals	5.8
Insurance	4.2
Diversified Financial Services	3.9
Computers & Peripherals	3.7
Media	3.6
IT Services	3.5
Software	3.4
Commercial Banks	2.9
Aerospace & Defense	2.5
Diversified Telecommunication Services	2.5
Industrial Conglomerates	2.4
Beverages	2.3
Chemicals	2.3
Food & Staples Retailing	2.3
Internet Software & Services	2.3
Specialty Retail	2.3
Capital Markets	2.1
Healthcare Equipment & Supplies	2.1
Household Products	2.1
Biotechnology	2.0
Healthcare Providers & Services	2.0
Real Estate Investment Trusts	2.0
Semiconductors & Semiconductor Equipment	2.0
Communications Equipment	1.9
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.8
Energy Equipment & Services	1.7
Machinery	1.7
Tobacco	1.7
Food Products	1.6
Multi-Utilities	1.2
Internet & Catalog Retail	1.1

Consumer Finance	1.0%
Road & Rail	0.9
Multiline Retail	0.8
Air Freight & Logistics	0.7
Automobiles	0.7
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.6
Commercial Services & Supplies	0.5
Life Sciences Tools & Services	0.5
Metals & Mining	0.5
Auto Components	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Containers & Packaging	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Airlines	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
U.S. Government Treasury Obligation	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts		$—	Due to broker — variation margin	$1,129,128	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2013 are as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$8,166,262

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(737,237)

SEE NOTES TO FINANCIAL STATEMENTS.

A121

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the average value at trade date for futures long position was $59,995,254.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$111,388,455	$—	$—	$111,388,455

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared Derivatives	(286,525)	—	—	(286,525)

Collateral Amounts Pledged/(Received):
Securities on Loan				(111,388,455)
Exchange-traded and cleared Derivatives				286,525

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A122

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS
Investments, at value including securities on loan of $111,388,455:
Unaffiliated investments (cost $1,094,313,912)	$2,517,348,750
Affiliated investments (cost $171,326,163)	171,326,163
Cash	21,638
Receivable for investments sold	3,149,762
Dividends and interest receivable	3,143,057
Receivable for Series shares sold	8,900
Prepaid expenses	2,273

Total Assets	2,695,000,543

LIABILITIES
Collateral for securities on loan	114,954,672
Payable for investments purchased	1,065,963
Payable for Series shares repurchased	873,178
Management fee payable	642,703
Due to broker-variation margin	286,525
Accrued expenses and other liabilities	205,317
Affiliated transfer agent fee payable	926

Total Liabilities	118,029,284

NET ASSETS	$2,576,971,259

Net assets were comprised of:
Paid-in capital	$1,049,178,873
Retained earnings	1,527,792,386

Net assets, June 30, 2013	$2,576,971,259

Net asset value and redemption price per share, $2,576,971,259 / 63,619,232 outstanding shares of beneficial interest	$40.51

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $28,084)	$26,554,037
Affiliated income from securities loaned, net	110,663
Affiliated dividend income	46,100
Interest	85

26,710,885

EXPENSES
Management fee	4,402,037
Custodian’s fees and expenses	118,000
Shareholders’ reports	77,000
Trustees’ fees	16,000
Insurance expenses	13,000
Audit fee	10,000
Legal fees and expenses	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	9,523

Total expenses	4,661,560

Less: Management fee waiver (Note 3)	(628,862)

Net expenses	4,032,698

NET INVESTMENT INCOME	22,678,187

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	24,041,531
Futures transactions	8,166,262

32,207,793

Net change in unrealized appreciation (depreciation) on:
Investments	261,880,615
Futures	(737,237)

261,143,378

NET GAIN ON INVESTMENTS	293,351,171

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$316,029,358

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,678,187	$45,446,287
Net realized gain on investment transactions	32,207,793	55,517,092
Net change in unrealized appreciation (depreciation) on investments	261,143,378	230,843,600

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	316,029,358	331,806,979

DISTRIBUTIONS	—	(45,812,464)

SERIES SHARE TRANSACTIONS:
Series shares sold [372,103 and 1,497,834 shares, respectively]	14,583,441	52,031,635
Series shares issued in reinvestment of distributions [– and 1,398,000 shares, respectively]	—	45,812,464
Series shares repurchased [2,391,976 and 5,978,533 shares, respectively]	(93,905,955)	(205,985,546)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(79,322,514)	(108,141,447)

TOTAL INCREASE IN NET ASSETS	236,706,844	177,853,068
NET ASSETS:
Beginning of period	2,340,264,415	2,162,411,347

End of period	$2,576,971,259	$2,340,264,415

SEE NOTES TO FINANCIAL STATEMENTS.

A123

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuations:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the

B1

last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Portfolios value short-term debt securities of sufficient credit quality, which mature in sixty days or less, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Each Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

B2

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

B3

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange Traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate

B4

steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. A Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

B5

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian, and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2013, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by having master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities and any interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

B6

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are charged directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), Brown Advisory, LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

B7

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75	*
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30	**

*	Effective July 1, 2013, PI has contractually agreed, through June 30, 2014, to waive a portion of its management fee equal to an annual rate of 0.01% of the average net assets of the Portfolio.
**	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2013, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	Brown*, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

*	Effective June 17, 2013, Brown replaced Marsico Capital Management, LLC.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2013, brokerage commission recaptured under these agreements was as follows:

Portfolio	Commission Recaptured
Equity Portfolio	$174,757
Global Portfolio	2,082

B8

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2013, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$ 32,548
Diversified Bond Portfolio	24,355
Equity Portfolio	80,691
Flexible Managed Portfolio	32,080
Global Portfolio	6,115
Government Income Portfolio	11,913
Stock Index Portfolio	33,055

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2013 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,916,536,004	$1,898,937,789
Diversified Bond Portfolio	531,976,196	503,094,200
Equity Portfolio	717,899,450	786,834,574
Flexible Managed Portfolio	3,080,115,222	3,143,626,695
Global Portfolio	344,159,111	349,928,308
Government Income Portfolio	2,631,602,291	2,643,443,141
Stock Index Portfolio	16,835,761	72,654,079

Options written transactions, during the six months ended June 30, 2013, were as follows:

Conservative Balanced Portfolio	Number of Contracts/ Notional Amount	Premiums
Balance as of December 31, 2012	—	$—
Options written	14,512,058	71,076
Options terminated in closing purchase transactions	(14,512,000)	(51,248)
Options expired	(58)	(19,828)

Balance as of June 30, 2013	—	$—

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2012	—	$—
Options written	20,185	71,278
Options terminated in closing purchase transactions	(20,185)	(71,278)
Options expired	—	—

Balance as of June 30, 2013	—	$—

B9

Flexible Managed Portfolio	Contracts	Premiums
Balance as of December 31, 2012	—	$—
Options written	17,544,069	85,544
Options terminated in closing purchase transactions	(17,544,000)	(61,955)
Options expired	(69)	(23,589)

Balance as of June 30, 2013	—	$—

Government Income Portfolio	Contracts	Premiums
Balance as of December 31, 2012	—	$—
Options written	11,592,046	57,055
Options terminated in closing purchase transactions	(11,592,000)	(41,329)
Options expired	(46)	(15,726)

Balance as of June 30, 2013	—	$—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2013, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2013:
Series shares sold	278,859	$8,102,896
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(4,156,125)	(120,374,339)

Net increase (decrease) in shares outstanding	(3,877,266)	$(112,271,443)

Year ended December 31, 2012:
Series shares sold	665,566	$17,089,685
Series shares issued in reinvestment of distributions	764,646	18,817,932
Series shares repurchased	(9,596,928)	(249,386,485)

Net increase (decrease) in shares outstanding	(8,166,716)	$(213,478,868)

B10

Class II	Shares	Amount
Six months ended June 30, 2013:
Series shares sold	5,019	$152,925
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(8,356)	(253,481)

Net increase (decrease) in shares outstanding	(3,337)	$(100,556)

Year ended December 31, 2012:
Series shares sold	2,851	$75,562
Series shares issued in reinvestment of distributions	170	4,233
Series shares repurchased	(18,112)	(453,228)

Net increase (decrease) in shares outstanding	(15,091)	$(373,433)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolios did not borrow any amounts pursuant to the SCA during the period ended June 30, 2013.

Note 9:	Ownership and Affiliates

As of June 30, 2013, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B11

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.77		$16.32	$15.96	$14.65	$12.69	$16.69

Income (Loss) From Investment Operations:
Net investment income	.20		.38	.36	.37	.39	.50
Net realized and unrealized gain (loss) on investments	.90		1.43	.37	1.31	2.08	(3.98)

Total from investment operations	1.10		1.81	.73	1.68	2.47	(3.48)

Less Distributions	—		(.36)	(.37)	(.37)	(.51)	(.52)

Net Asset Value, end of period	$18.87		$17.77	$16.32	$15.96	$14.65	$12.69

Total Return(b)	6.19%		11.23%	4.60%	11.74%	20.01%	(21.41)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,352.9		$2,287.0	$2,191.6	$2,234.7	$2,138.7	$1,957.5
Ratios to average net assets(c):
Expenses	.58	%(e)	.58%	.59%	.59%	.59%	.59%
Net investment income	2.01	%(e)	2.11%	2.12%	2.32%	2.68%	3.12%
Portfolio turnover rate(d)	116	%(f)	188%	215%	185%	250%	336%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(a)	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.88		$11.74	$11.67	$11.16	$9.89	$10.90

Income (Loss) From Investment Operations:
Net investment income	.24		.54	.56	.52	.50	.54
Net realized and unrealized gain (loss) on investments	(.53)		.66	.30	.63	1.46	(.90)

Total from investment operations	(.29)		1.20	.86	1.15	1.96	(.36)

Less Distributions	(.56)		(1.06)	(.79)	(.64)	(.69)	(.65)

Net Asset Value, end of period	$11.03		$11.88	$11.74	$11.67	$11.16	$9.89

Total Return(b)	(2.57)%		10.68%	7.51%	10.57%	20.51%	(3.46)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,223.8		$1,305.9	$1,556.9	$1,522.9	$1,363.5	$1,134.8
Ratios to average net assets(c):
Expenses	.44	%(e)	.44%	.42%	.46%	.44%	.44%
Net investment income	4.16	%(e)	4.57%	4.76%	4.46%	4.79%	5.07%
Portfolio turnover rate	87	%(f)	144%	167%	191%	401%	723%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.81		$23.73	$24.75	$22.30	$16.40	$29.67

Income (Loss) From Investment Operations:
Net investment income	.13		.27	.13	.15	.16	.29
Net realized and unrealized gain (loss) on investments	2.95		2.96	(.98)	2.48	6.04	(10.52)

Total from investment operations	3.08		3.23	(.85)	2.63	6.20	(10.23)

Less Distributions:	—		(.15)	(.17)	(.18)	(.30)	(3.04)

Net Asset Value, end of period	$29.89		$26.81	$23.73	$24.75	$22.30	$16.40

Total Return(a)	11.49%		13.69%	(3.47)%	11.90%	38.17%	(38.16)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,415.1		$3,167.0	$2,997.5	$3,324.3	$3,195.1	$2,521.0
Ratios to average net assets(b):
Expenses	.47	%(d)	.47%	.48%	.48%	.48%	.48%
Net investment income	.91	%(d)	1.04%	.58%	.71%	.90%	1.21%
Portfolio turnover rate	22	%(e)	48%	49%	68%	98%	67%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.10		$23.99	$25.00	$22.46	$16.47	$29.81

Income (Loss) From Investment Operations:
Net investment income	.08		.17	.06	.04	.09	.19
Net realized and unrealized gain (loss) on investments	2.97		3.00	(1.03)	2.54	6.07	(10.61)

Total from investment operations	3.05		3.17	(.97)	2.58	6.16	(10.42)

Less Distributions:	—		(.06)	(.04)	(.04)	(.17)	(2.92)

Net Asset Value, end of period	$30.15		$27.10	$23.99	$25.00	$22.46	$16.47

Total Return(a)	11.25%		13.23%	(3.87)%	11.50%	37.58%	(38.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.9		$1.8	$2.0	$1.9	$.4	$.4
Ratios to average net assets(b):
Expenses	.87	%(d)	.87%	.88%	.88%	.88%	.88%
Net investment income	.53	%(d)	.63%	.19%	.34%	.52%	.78%
Portfolio turnover rate	22	%(e)	48%	49%	68%	98%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.77		$15.99	$15.63	$14.28	$12.34	$18.30

Income (Loss) From Investment Operations:
Net investment income	.20		.37	.33	.31	.34	.45
Net realized and unrealized gain (loss) on investments	1.20		1.74	.34	1.37	2.05	(4.62)

Total from investment operations	1.40		2.11	.67	1.68	2.39	(4.17)

Less Distributions	—		(.33)	(.31)	(.33)	(.45)	(1.79)

Net Asset Value, end of period	$19.17		$17.77	$15.99	$15.63	$14.28	$12.34

Total Return(a)	7.88%		13.37%	4.34%	12.03%	19.95%	(24.82)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,433.8		$3,265.8	$3,036.8	$3,077.3	$2,906.0	$2,621.6
Ratios to average net assets(b):
Expenses	.63	%(c)	.63%	.63%	.64%	.63%	.64%
Net investment income	1.97	%(c)	2.05%	2.01%	2.06%	2.50%	2.85%
Portfolio turnover rate(e)	113	%(d)	214%	246%	205%	248%	321%

	Global Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.57		$16.94	$18.49	$16.68	$13.07	$24.62

Income (Loss) From Investment Operations:
Net investment income	.21		.36	.29	.28	.28	.40
Net realized and unrealized gain (loss) on investments	1.54		2.57	(1.56)	1.79	3.75	(10.38)

Total from investment operations	1.75		2.93	(1.27)	2.07	4.03	(9.98)

Less Distributions	—		(.30)	(.28)	(.26)	(.42)	(1.57)

Net Asset Value, end of period	$21.32		$19.57	$16.94	$18.49	$16.68	$13.07

Total Return(a)	8.94%		17.52%	(6.97)%	12.74%	31.39%	(42.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$649.2		$611.2	$564.2	$648.5	$619.5	$512.7
Ratios to average net assets(b):
Expenses	.84	%(c)	.84%	.84%	.87%	.85%	.84%
Net investment income	1.94	%(c)	1.82%	1.54%	1.60%	1.77%	2.01%
Portfolio turnover rate	56	%(d)	57%	69%	69%	50%	65%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.15		$12.37		$12.03		$11.86		$11.40	$11.38

Income (Loss) From Investment Operations:
Net investment income	.11		.25		.30		.35		.37	.45
Net realized and unrealized gain (loss) on investments	(.37)		.19		.60		.47		.49	.03

Total from investment operations	(.26)		.44		.90		.82		.86	.48

Less Distributions	(.48)		(.66)		(.56)		(.65)		(.40)	(.46)

Net Asset Value, end of period	$11.41		$12.15		$12.37		$12.03		$11.86	$11.40

Total Return(a)	(2.22)%		3.63%		7.63%		6.99%		7.71%	4.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$357.3		$382.9		$416.7		$399.2		$375.4	$370.5
Ratios to average net assets(b):
Expenses	.48	%(c)	.48%		.46%		.50%		.47%	.52	%(f)
Net investment income	1.83	%(c)	1.96%		2.48%		2.87%		3.11%	3.98	%(f)
Portfolio turnover rate(e)	719	%(d)	1154%		1554%		1122%		1179%	2707%

	Stock Index Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.65		$31.47		$31.37		$27.89		$22.76	$36.84

Income (Loss) From Investment Operations:
Net investment income	.35		.68		.54		.48		.49	.64
Net realized and unrealized gain (loss) on investments	4.51		4.19		.07		3.51		5.32	(14.02)

Total from investment operations	4.86		4.87		.61		3.99		5.81	(13.38)

Less Distributions	—		(.69)		(.51)		(.51)		(.68)	(.70)

Net Asset Value, end of period	$40.51		$35.65		$31.47		$31.37		$27.89	$22.76

Total Return(a)	13.63%		15.68%		1.95%		14.59%		26.07%	(36.94)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,577.0		$2,340.3		$2,162.4		$2,277.6		$2,098.1	$1,815.8
Ratios to average net assets(b):
Expenses	.32	%(g)(c)	.32	%(g)	.33	%(g)	.36	%(g)	.37%	.37%
Net investment income	1.80	%(g)(c)	1.97	%(g)	1.74	%(g)	1.70	%(g)	2.06%	2.04%
Portfolio turnover rate	1	%(d)	2%		2%		4%		5%	4%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(f)	Includes interest expense of 0.03%.

(g)	Net of management fee waiver (Note3). If the investment manager had not waived expenses, the ratio and the net investment income ratio would have been 0.37% and 1.75% for the six months ended June 30, 2013, 0.37% and 1.92% for the year ended December 31, 2012, 0.38% and 1.69% for the year ended December 31, 2011 and 0.38% and 1.68% for the year ended December 31, 2010, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

The Prudential Variable Contract Account-10

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-10 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-10’s assets grow beyond current levels. The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-10’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-10’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as VCA-10’s securities lending agent, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-10 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-10 for the one-, three-, five- and ten-year periods ended December 31, 2012. The Committee also considered VCA-10’s actual management fee, as well as VCA-10’s net total expense ratio, for the fiscal year ended December 31, 2012. The Committee considered the management fee for VCA-10 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-10 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-10 represents the actual expense ratio incurred by VCA-10 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Committee, PI may have provided supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-10 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-10’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-10 outperformed its benchmark index over the ten-year period, though it underperformed over the one-, three- and five-year periods.

•	The Committee also noted information provided by PI indicating that VCA-10’s performance had improved for the one-year period ended May 31, 2013.

•	The Committee considered PI’s assertion that VCA-10 has a relatively aggressive risk profile relative to its peers and that it behaved as expected given its investment policies and strategies.

•	The Committee noted, however, in light of VCA-10’s disappointing performance, the Committee and PI intend to closely monitor VCA-10’s future performance.

•	The Committee concluded that it was reasonable to continue to monitor performance, and that it would be in the best interests of VCA-10 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

[1]

Although Lipper classifies VCA-10 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

The Prudential Variable Contract Account-11

Approval of Advisory Agreements

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of VCA-11 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and PIM. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its investors. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-11 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-11 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-11’s assets grow beyond current levels. The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-11’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-11’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with VCA 11. The Committee concluded that potential benefits to be derived by PI included benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-11. The Committee concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-11 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-11 for the one-, three-, five- and ten-year periods ended December 31, 2012. The Committee also considered VCA-11’s actual management fee, as well as VCA-11’s net total expense ratio, for the fiscal year ended December 31, 2012. The Committee considered the management fee for VCA-11 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-11 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-11 represents the actual expense ratio incurred by VCA-11 investors.

The mutual funds included in the Peer Universe (the Lipper VA Money Market Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed VCA-11 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-11’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•

The Committee noted PI’s assertion that VCA-11’s ranking in its Peer Universe was significantly impacted by virtue of the fact that most of the funds in the Universe had a stable net asset value (NAV), while VCA-11’s fluctuating NAV affected its relative performance rankings.

•

The Committee concluded that, in light of VCA-11’s competitive performance over longer time periods, as well as the challenging money market and interest rate environment since the financial crisis, it would be in the best interests of VCA-11 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-11 and its investors.

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of eleven individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2013 (the Meeting) and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.1

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees

[1]

The Board did not consider or renew the subadvisory agreement for Brown Advisory LLC at the Meeting with respect to the Global Portfolio, because it had initially approved the subadvisory agreement in April 2013 for an initial period of two years. The Board noted that it would consider the renewal of this subadvisory agreement as part of its annual review of the Trust’s advisory agreements in 2014.

of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of PI, both separately and on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2012. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted that although gross performance in relation to its Peer Universe was in the fourth quartile over the one- and three-year periods, and in the third quartile over the five-year period, the Portfolio’s net performance (which reflects the impact of Portfolio fees, expenses and subsidies) in relation to the Peer Universe was in the third quartile for the one-year period and second quartile for the five-year period, though the Portfolio ranked in the fourth quartile over the three-year period.

•

The Board noted PI’s assertion that the Portfolio’s overall performance record was significantly impacted by weak performance during 2011-2012, and that the Portfolio’s performance prior to 2011 had been stronger.

•

The Board concluded that in light of the Portfolio’s competitive long-term performance, it was reasonable to continue to monitor the Portfolio’s performance and consider strategic alternatives, and it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, although it underperformed the index over the five-year period.

•

The Board noted information furnished by PI indicating that the Portfolio’s underperformance against its Peer Universe over recent periods was primarily attributable to the segment of the Portfolio managed by Marsico Capital Management LLC, and that the Board had approved the replacement of Marsico with a new subadviser in April 2013 with such transition to take place in mid-June 2013.

•	The Board accepted PI’s recommendation to implement a contractual management fee waiver of 0.01% through June 30, 2014.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index, and the upcoming appointment of a new subadviser, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio’s performance over all periods was within 0.15% of its benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board accepted PI’s recommendation to retain the existing voluntary waiver of 0.05% of the management fee at the fee breakpoint level.

•

The Board concluded that, in light of the Portfolio’s consistent performance compared to that of the benchmark index, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of each Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on the Account’s website.

The Account’s Statement of Additional Information contains additional information about the Accounts’ Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228795-00002-00    MD.RS.011

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)     It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)     There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-11

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 22, 2013